                                                              File No.333-40636
                                                                       811-4320

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                       Post-Effective Amendment No. 1 to


                                    FORM S-6

                FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933
                     OF SECURITIES OF UNIT INVESTMENT TRUSTS
                            REGISTERED ON FORM N-8B-2

Exact name of trust:              OHIO NATIONAL VARIABLE ACCOUNT R

Name of depositor:                OHIO NATIONAL LIFE ASSURANCE CORPORATION

          Complete address of depositor's principal executive offices:

                                One Financial Way
                                Cincinnati, Ohio 45242

Name and complete address of agent for service:

                                  Ronald L. Benedict, Esq.
                                  Ohio National Life Assurance Corporation
                                  P.O. Box 237
                                  Cincinnati, Ohio  45201

Notice to:                        W. Randolph Thompson, Esq.
                                  Of Counsel
                                  Jones & Blouch L.L.P.
                                  Suite 405 West
                                  1025 Thomas Jefferson Street, N.W.
                                  Washington, D.C.  20007

It is proposed that this filing will become effective (check appropriate box):


       immediately upon filing pursuant to paragraph (b)
    --
       on ____________ pursuant to paragraph (b)
    --
       60 days after filing pursuant to paragraph (a)(i)
    --

       on (date) pursuant to paragraph (a)(i)
    --
       75 days after filing pursuant to paragraph (a)(ii)
    --

    X  on May 1, 2001 pursuant to paragraph (a)(ii) of Rule 485.
    --


If appropriate, check the following box:

       This post-effective amendment designates a new effective date for a -- previously filed post-effective amendment.

Title and amount of securities being registered: LAST SURVIVOR FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE CONTRACTS (Vari-Vest Survivor). Registrant has heretofore registered an indefinite amount of such flexible premium variable life insurance contracts under the Securities Act of l933 pursuant to Rule 24f-2.

                     NOTICE TO PENNSYLVANIA CONTRACT OWNERS

Contracts issued in the state of Pennsylvania or issued to Pennsylvania residents have different charges and deductions detailed below. In addition, because of the different charges, Pennsylvania contract owners should refer to the following hypothetical illustrations instead of the hypothetical illustrations detailed in Appendix A.

CHARGES AND DEDUCTIONS We make charges against or deductions from premium payments, accumulation values and contract surrenders as follows: (Pennsylvania residents should consult the Pennsylvania Supplement for differing charges)


(a) from premiums we deduct a premium expense charge in proportion to your current premium allocation choices. The premium expense charge includes:


     - a 4.00% deduction from premium payments for 20 years. This charge compensates us for our sales and distribution expenses, including agents' commissions, advertising and printing,

     - a deduction for the state premium tax and any other state and local taxes applicable to your contract. Currently, state premium taxes vary from 0% to 4%;

(b) from accumulation value we deduct surrender charges in the event of full surrender, certain partial surrenders and decreases in stated amount. Surrender charges vary based on your ages, sexes, underwriting classifications and the length of time you have held your policy. See the specification pages of your policy for more detailed information.

The following table illustrates the maximum surrender charge per $1,000 of stated amount for a male and female insureds at the same age and rating classification. In no event will the surrender charge be more than $60 per $1,000 of stated amount.

                       AGE AND SEX                          SUPER PREFERRED    SMOKER
                       -----------                          ---------------    ------
Male 35; Female 35                                              $15.13         $16.45
Male 45; Female 45                                               19.19          21.47
Male 55; Female 55                                               26.78          30.50
Male 65; Female 65                                               41.67          47.43
Male 75; Female 75                                               56.74          56.38

HYPOTHETICAL ILLUSTRATIONS

The following pages are hypothetical illustrations for Pennsylvania contracts only.

Form 5741

                    ILLUSTRATIONS OF CASH SURRENDER VALUES,
                    DEATH BENEFITS AND ACCUMULATED PREMIUMS.

The following tables help to show how contract values change with investment performance. The tables illustrate how the death benefit of a contract of an insured of a given age and the cash surrender value (reflecting the deduction of sales load) would vary over time if the return on the assets held in the Funds was a constant, gross, after-tax, annual rate of 0%, 6% or 12%. Because of compounding, the death benefits and cash surrender values would be different from those shown if the returns averaged 0%, 6%, or 12%, but fluctuated over and under those averages throughout the years.


The amounts shown for the death benefit and cash surrender value as of each contract year show that the net investment return on the assets held in the subaccounts is lower than the gross, after-tax returns on Fund assets. This is because certain fees and charges are deducted from the gross return. They are the daily investment management fees incurred by the Funds. These are currently
equivalent to an average of      % of the value of the average daily net assets
of the Funds to which contract values may be allocated. This average takes into account the waivers and reimbursements detailed in the Charges and Deductions section of this prospectus. These waivers and reimbursements may be terminated in future years. If the waivers and reimbursements are terminated, the average fund expenses may increase as may the underlying cost of the contract. The daily charge to VAR for assuming mortality and expense risks is equivalent to an annual charge of 0.75%. Gross annual rates of return of 0%, 6%, and 12% produce
average net annual rates of return for all Funds of approximately      %,
     %, and      %.


Each page of illustrations includes two tables. The top table shows the death benefits and cash surrender values assuming we assess current contract charges ("current tables"). Current charges are not guaranteed and may be changed. The lower table shows the death benefits and cash surrender values assuming we assess the maximum contract charges allowable.

The tables assume a premium tax deduction of 2.09% (the charge deducted from your contract will reflect premium taxes in your jurisdiction), that no portion of your net premiums have been allocated to the general account and that planned premiums are paid on the first day of each contract year. The tables also assume that you have made no transfers, partial surrenders, loans, changes in death benefit option or changes in stated amount. Additionally, the tables assume that there are no optional insurance benefits and the current tables assume that our current cost of insurance charges will not be changed. Finally, the tables reflect the fact that no charges for federal, state or local taxes are made now against VAR. If such a charge is made in the future, it will take a higher gross rate of return to produce after-tax returns of 0%, 6% and 12% than it does now.

Below is a list of the sample illustrations presented on the following pages of this prospectus. Upon request, we will furnish a comparable illustration based on the insureds age, sex, risk class, death benefit plan, stated amount and planned premium.

                               VARI-VEST SURVIVOR

BOTH INSUREDS                                                             BOTH INSUREDS
     AGE        DEATH BENEFIT PLAN   PLANNED PREMIUM   STATED AMOUNT       RISK CLASS        PAGE
-------------   ------------------   ---------------   -------------      -------------      ----
     55               Plan A             12,480         $ 1,000,000    Preferred Nonsmoker   P-3
     55               Plan B             12,480           1,000,000    Preferred Nonsmoker   P-4
     55               Plan A             14,040           1,000,000         Nonsmoker        P-5
     55               Plan B             14,040           1,000,000         Nonsmoker        P-6
     65               Plan A             19,680           1,000,000    Preferred Nonsmoker   P-7
     65               Plan B             19,680           1,000,000    Preferred Nonsmoker   P-8
     65               Plan A             22,440           1,000,000         Nonsmoker        P-9
     65               Plan B             22,440           1,000,000         Nonsmoker        P-10

HYPOTHETICAL HISTORICAL ILLUSTRATIONS

We may produce hypothetical illustrations of the contract (such as those listed above) based upon the actual historical investment performance (total return) of the Funds from the inception of each Fund or one-, five- and ten-year periods. Such illustrations reflect all contract and subsequent charges, including the cost of insurance (specific to the age, sex, stated amount, risk classification and type of death benefit), planned premium, premium tax, risk charge, sales load, administration charge and surrender charge for the contract being illustrated. We will also provide individualized illustrations upon request. Being based upon past performance, neither hypothetical illustrations nor other performance data indicate future performance.

Form 5741

MALE ISSUE AGE 55  PREFERRED NONSMOKER         INITIAL STATED AMOUNT: $1,000,000
FEMALE ISSUE AGE 55  PREFERRED NONSMOKER     DEATH BENEFIT TYPE: A (MATURITY AGE
100)
INITIAL PREMIUM: $12,480.00                    STATED AMOUNT INCLUDES CASH VALUE

                         SUMMARY OF VALUES AND BENEFITS

              ASSUMED HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN
       12.00%(10.33% NET)       6.00%(4.33% NET)       00.00%(-1.67% NET)
                 ASSUMED COST OF INSURANCE AND EXPENSE CHARGES

                PLANNED PREMIUMS               CURRENT                        CURRENT                        CURRENT
              --------------------   ----------------------------   ----------------------------   ----------------------------
   END OF     TOTAL    ACCUMULATED    END OF YEAR     END OF YEAR    END OF YEAR     END OF YEAR    END OF YEAR     END OF YEAR
   POLICY     ANNUAL      AT 5%      CASH SURRENDER      DEATH      CASH SURRENDER      DEATH      CASH SURRENDER      DEATH
    YEAR      OUTLAY    INTEREST         VALUE          BENEFIT         VALUE          BENEFIT         VALUE          BENEFIT
   ------     ------   -----------   --------------   -----------   --------------   -----------   --------------   -----------
1             12,480      13,104               0       1,000,000             0        1,000,000             0        1,000,000
2             12,480      26,863               0       1,000,000             0        1,000,000             0        1,000,000
3             12,480      41,310          14,344       1,000,000         9,918        1,000,000         5,828        1,000,000
4             12,480      56,480          30,786       1,000,000        23,080        1,000,000        16,237        1,000,000
5             12,480      72,408          48,723       1,000,000        36,638        1,000,000        26,328        1,000,000
6             12,480      89,132          68,419       1,000,000        50,715        1,000,000        36,211        1,000,000
7             12,480     106,693          90,056       1,000,000        65,334        1,000,000        45,888        1,000,000
8             12,480     125,132         113,821       1,000,000        80,502        1,000,000        55,347        1,000,000
9             12,480     144,492         139,920       1,000,000        96,229        1,000,000        64,575        1,000,000
10            12,480     164,821         168,592       1,000,000       112,529        1,000,000        73,568        1,000,000
15            12,480     282,765         360,534       1,000,000       202,945        1,000,000       114,454        1,000,000
20            12,480     433,296         671,234       1,000,000       309,779        1,000,000       147,371        1,000,000
Age 60        12,480      72,408          48,723       1,000,000        36,638        1,000,000        26,328        1,000,000
Age 65        12,480     164,821         168,592       1,000,000       112,529        1,000,000        73,568        1,000,000
Age 70        12,480     282,765         360,534       1,000,000       202,945        1,000,000       114,454        1,000,000

              ASSUMED HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN
       12.00%(10.33% NET)       6.00%(4.33% NET)       00.00%(-1.67% NET)
                 ASSUMED COST OF INSURANCE AND EXPENSE CHARGES

                PLANNED PREMIUMS              GUARANTEED                     GUARANTEED                     GUARANTEED
              --------------------   ----------------------------   ----------------------------   ----------------------------
   END OF     TOTAL    ACCUMULATED    END OF YEAR     END OF YEAR    END OF YEAR     END OF YEAR    END OF YEAR     END OF YEAR
   POLICY     ANNUAL      AT 5%      CASH SURRENDER      DEATH      CASH SURRENDER      DEATH      CASH SURRENDER      DEATH
    YEAR      OUTLAY    INTEREST         VALUE          BENEFIT         VALUE          BENEFIT         VALUE          BENEFIT
   ------     ------   -----------   --------------   -----------   --------------   -----------   --------------   -----------
1             12,480      13,104               0       1,000,000             0        1,000,000             0        1,000,000
2             12,480      26,863               0       1,000,000             0        1,000,000             0        1,000,000
3             12,480      41,310          14,344       1,000,000         9,918        1,000,000         5,828        1,000,000
4             12,480      56,480          30,786       1,000,000        23,080        1,000,000        16,237        1,000,000
5             12,480      72,408          48,723       1,000,000        36,638        1,000,000        26,328        1,000,000
6             12,480      89,132          68,264       1,000,000        50,562        1,000,000        36,061        1,000,000
7             12,480     106,693          89,534       1,000,000        64,827        1,000,000        45,397        1,000,000
8             12,480     125,132         112,661       1,000,000        79,388        1,000,000        54,284        1,000,000
9             12,480     144,492         137,772       1,000,000        94,186        1,000,000        62,651        1,000,000
10            12,480     164,821         165,009       1,000,000       109,152        1,000,000        70,420        1,000,000
15            12,480     282,765         339,154       1,000,000       183,071        1,000,000        96,608        1,000,000
20            12,480     433,296         602,133       1,000,000       240,324        1,000,000        85,121        1,000,000
Age 60        12,480      72,408          48,723       1,000,000        36,638        1,000,000        26,328        1,000,000
Age 65        12,480     164,821         165,009       1,000,000       109,152        1,000,000        70,420        1,000,000
Age 70        12,480     282,765         339,154       1,000,000       183,071        1,000,000        96,608                0

The hypothetical gross annual investment results shown above are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including allocations made by the owner among the investment options and the actual investment results of those options. The cash surrender value and death benefit for a policy would be different from those shown even if the actual rates of investment averaged 0%, 6% and 12% over a period of years but fluctuated above or below those averages for individual contract years. No representations can be made that these hypothetical investment rates of return can be achieved for any one year or sustained over any period of time. This illustration assumes current cost of insurance and expense charges remain unchanged.

Form 5741

MALE ISSUE AGE 55  PREFERRED NONSMOKER         INITIAL STATED AMOUNT: $1,000,000
FEMALE ISSUE AGE 55  PREFERRED NONSMOKER     DEATH BENEFIT TYPE: B (MATURITY AGE
100)
INITIAL PREMIUM: $12,480.00                        STATED AMOUNT PLUS CASH VALUE

                         SUMMARY OF VALUES AND BENEFITS

              ASSUMED HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN
       12.00%(10.33% NET)       6.00%(4.33% NET)       00.00%(-1.67% NET)
                 ASSUMED COST OF INSURANCE AND EXPENSE CHARGES

                PLANNED PREMIUMS               CURRENT                        CURRENT                        CURRENT
              --------------------   ----------------------------   ----------------------------   ----------------------------
   END OF     TOTAL    ACCUMULATED    END OF YEAR     END OF YEAR    END OF YEAR     END OF YEAR    END OF YEAR     END OF YEAR
   POLICY     ANNUAL      AT 5%      CASH SURRENDER      DEATH      CASH SURRENDER      DEATH      CASH SURRENDER      DEATH
    YEAR      OUTLAY    INTEREST         VALUE          BENEFIT         VALUE          BENEFIT         VALUE          BENEFIT
   ------     ------   -----------   --------------   -----------   --------------   -----------   --------------   -----------
1             12,480      13,104              0        1,012,242             0        1,011,561             0        1,010,880
2             12,480      26,863              0        1,025,630             0        1,023,508             0        1,021,469
3             12,480      41,310         14,327        1,040,257         9,902        1,035,832         5,814        1,031,744
4             12,480      56,480         30,741        1,056,221        23,042        1,048,522        16,205        1,041,685
5             12,480      72,408         48,623        1,073,623        36,556        1,061,556        26,262        1,051,262
6             12,480      89,132         68,240        1,092,740        50,574        1,075,074        36,100        1,060,600
7             12,480     106,693         89,764        1,113,744        65,113        1,089,093        45,721        1,069,701
8             12,480     125,132        113,371        1,136,811        80,175        1,103,615        55,109        1,078,549
9             12,480     144,492        139,253        1,162,133        95,761        1,118,641        64,249        1,087,129
10            12,480     164,821        167,627        1,189,917       111,880        1,134,170        73,132        1,095,422
15            12,480     282,765        355,794        1,374,884       200,340        1,219,430       113,010        1,132,100
20            12,480     433,296        653,037        1,668,567       301,702        1,317,232       143,684        1,159,214
Age 60        12,480      72,408         48,623        1,073,623        36,556        1,061,556        26,262        1,051,262
Age 65        12,480     164,821        167,627        1,189,917       111,880        1,134,170        73,132        1,095,422
Age 70        12,480     282,765        355,794        1,374,884       200,340        1,219,430       113,010        1,132,100

              ASSUMED HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN
       12.00%(10.33% NET)       6.00%(4.33% NET)       00.00%(-1.67% NET)
                 ASSUMED COST OF INSURANCE AND EXPENSE CHARGES

                PLANNED PREMIUMS              GUARANTEED                     GUARANTEED                     GUARANTEED
              --------------------   ----------------------------   ----------------------------   ----------------------------
   END OF     TOTAL    ACCUMULATED    END OF YEAR     END OF YEAR    END OF YEAR     END OF YEAR    END OF YEAR     END OF YEAR
   POLICY     ANNUAL      AT 5%      CASH SURRENDER      DEATH      CASH SURRENDER      DEATH      CASH SURRENDER      DEATH
    YEAR      OUTLAY    INTEREST         VALUE          BENEFIT         VALUE          BENEFIT         VALUE          BENEFIT
   ------     ------   -----------   --------------   -----------   --------------   -----------   --------------   -----------
1             12,480      13,104              0        1,012,242             0        1,011,561             0        1,010,880
2             12,480      26,863              0        1,025,630             0        1,023,508             0        1,021,469
3             12,480      41,310         14,327        1,040,257         9,902        1,035,832         5,814        1,031,744
4             12,480      56,480         30,741        1,056,221        23,042        1,048,522        16,205        1,041,685
5             12,480      72,408         48,623        1,073,623        36,556        1,061,556        26,262        1,051,262
6             12,480      89,132         68,070        1,092,570        50,409        1,074,909        35,940        1,060,440
7             12,480     106,693         89,184        1,113,164        64,559        1,088,539        45,194        1,069,174
8             12,480     125,132        112,061        1,135,501        78,948        1,102,388        53,962        1,077,402
9             12,480     144,492        136,782        1,159,662        93,487        1,116,367        62,159        1,085,039
10            12,480     164,821        163,429        1,185,719       108,078        1,130,368        69,693        1,091,983
15            12,480     282,765        327,467        1,346,557       176,647        1,195,737        93,051        1,112,141
20            12,480     433,296        540,694        1,556,224       214,171        1,229,701        74,016        1,089,546
Age 60        12,480      72,408         48,623        1,073,623        36,556        1,061,556        26,262        1,051,262
Age 65        12,480     164,821        163,429        1,185,719       108,078        1,130,368        69,693        1,091,983
Age 70        12,480     282,765        327,467        1,346,557       176,647        1,195,737        93,051        1,112,141

The hypothetical gross annual investment results shown above are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including allocations made by the owner among the investment options and the actual investment results of those options. The cash surrender value and death benefit for a policy would be different from those shown even if the actual rates of investment averaged 0%, 6% and 12% over a period of years but fluctuated above or below those averages for individual contract years. No representations can be made that these hypothetical investment rates of return can be achieved for any one year or sustained over any period of time. This illustration assumes current cost of insurance and expense charges remain unchanged.

Form 5741

MALE ISSUE AGE 55  NONSMOKER                   INITIAL STATED AMOUNT: $1,000,000
FEMALE ISSUE AGE 55  NONSMOKER          DEATH BENEFIT TYPE: A (MATURITY AGE 100)
INITIAL PREMIUM: $14,040.00                    STATED AMOUNT INCLUDES CASH VALUE

                         SUMMARY OF VALUES AND BENEFITS

              ASSUMED HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN
       12.00%(10.33% NET)       6.00%(4.33% NET)       00.00%(-1.67% NET)
                 ASSUMED COST OF INSURANCE AND EXPENSE CHARGES

                 PLANNED PREMIUMS               CURRENT                        CURRENT                        CURRENT
               --------------------   ----------------------------   ----------------------------   ----------------------------
   END OF      TOTAL    ACCUMULATED    END OF YEAR     END OF YEAR    END OF YEAR     END OF YEAR    END OF YEAR     END OF YEAR
   POLICY      ANNUAL      AT 5%      CASH SURRENDER      DEATH      CASH SURRENDER      DEATH      CASH SURRENDER      DEATH
    YEAR       OUTLAY    INTEREST         VALUE          BENEFIT         VALUE          BENEFIT         VALUE          BENEFIT
   ------      ------   -----------   --------------   -----------   --------------   -----------   --------------   -----------
1              14,040      14,742              0        1,000,000             0        1,000,000             0        1,000,000
2              14,040      30,221          2,657        1,000,000           260        1,000,000             0        1,000,000
3              14,040      46,474         19,685        1,000,000        14,681        1,000,000        10,057        1,000,000
4              14,040      63,540         38,290        1,000,000        29,573        1,000,000        21,831        1,000,000
5              14,040      81,459         58,616        1,000,000        44,938        1,000,000        33,266        1,000,000
6              14,040     100,274         80,798        1,000,000        60,751        1,000,000        44,323        1,000,000
7              14,040     120,029        105,072        1,000,000        77,073        1,000,000        55,047        1,000,000
8              14,040     140,773        131,681        1,000,000        93,950        1,000,000        65,463        1,000,000
9              14,040     162,554        160,847        1,000,000       111,378        1,000,000        75,549        1,000,000
10             14,040     185,423        192,823        1,000,000       129,362        1,000,000        85,286        1,000,000
15             14,040     318,111        406,006        1,000,000       227,743        1,000,000       127,970        1,000,000
20             14,040     487,458        751,404        1,000,000       341,474        1,000,000       158,795        1,000,000
Age 60         14,040      81,459         58,616        1,000,000        44,938        1,000,000        33,266        1,000,000
Age 65         14,040     185,423        192,823        1,000,000       129,362        1,000,000        85,286        1,000,000
Age 70         14,040     318,111        406,006        1,000,000       227,743        1,000,000       127,970        1,000,000

              ASSUMED HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN
       12.00%(10.33% NET)       6.00%(4.33% NET)       00.00%(-1.67% NET)
                 ASSUMED COST OF INSURANCE AND EXPENSE CHARGES

                 PLANNED PREMIUMS              GUARANTEED                     GUARANTEED                     GUARANTEED
               --------------------   ----------------------------   ----------------------------   ----------------------------
   END OF      TOTAL    ACCUMULATED    END OF YEAR     END OF YEAR    END OF YEAR     END OF YEAR    END OF YEAR     END OF YEAR
   POLICY      ANNUAL      AT 5%      CASH SURRENDER      DEATH      CASH SURRENDER      DEATH      CASH SURRENDER      DEATH
    YEAR       OUTLAY    INTEREST         VALUE          BENEFIT         VALUE          BENEFIT         VALUE          BENEFIT
   ------      ------   -----------   --------------   -----------   --------------   -----------   --------------   -----------
1              14,040      14,742              0        1,000,000             0        1,000,000             0        1,000,000
2              14,040      30,221          2,657        1,000,000           260        1,000,000             0        1,000,000
3              14,040      46,474         19,685        1,000,000        14,681        1,000,000        10,057        1,000,000
4              14,040      63,540         38,290        1,000,000        29,573        1,000,000        21,831        1,000,000
5              14,040      81,459         58,616        1,000,000        44,938        1,000,000        33,266        1,000,000
6              14,040     100,274         80,798        1,000,000        60,751        1,000,000        44,323        1,000,000
7              14,040     120,029        104,989        1,000,000        76,991        1,000,000        54,966        1,000,000
8              14,040     140,773        131,350        1,000,000        93,622        1,000,000        65,143        1,000,000
9              14,040     162,554        160,044        1,000,000       110,590        1,000,000        74,786        1,000,000
10             14,040     185,423        191,257        1,000,000       127,834        1,000,000        83,820        1,000,000
15             14,040     318,111        393,275        1,000,000       215,221        1,000,000       116,307        1,000,000
20             14,040     487,458        707,313        1,000,000       291,599        1,000,000       111,781        1,000,000
Age 60         14,040      81,459         58,616        1,000,000        44,938        1,000,000        33,266        1,000,000
Age 65         14,040     185,423        191,257        1,000,000       127,834        1,000,000        83,820        1,000,000
Age 70         14,040     318,111        393,275        1,000,000       215,221        1,000,000       116,307        1,000,000

The hypothetical gross annual investment results shown above are illustrative only and should not be deemed a representation of past of future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including allocations made by the owner among the investment options and the actual investment results of those options. The cash surrender value and death benefit for a policy would be different from those shown even if the actual rates of investment averaged 0%, 6% and 12% over a period of years but fluctuated above or below those averages for individual contract years. No representations can be made that these hypothetical investment rates of return can be achieved for any one year or sustained over any period of time. This illustration assumes current cost of insurance and expense charges remain unchanged.

Form 5741

MALE ISSUE AGE 55  NONSMOKER                   INITIAL STATED AMOUNT: $1,000,000
FEMALE ISSUE AGE 55  NONSMOKER          DEATH BENEFIT TYPE: B (MATURITY AGE 100)
INITIAL PREMIUM: $14,040.00                        STATED AMOUNT PLUS CASH VALUE

                         SUMMARY OF VALUES AND BENEFITS

              ASSUMED HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN
       12.00%(10.33% NET)       6.00%(4.33% NET)       00.00%(-1.67% NET)
                 ASSUMED COST OF INSURANCE AND EXPENSE CHARGES

                PLANNED PREMIUMS               CURRENT                        CURRENT                        CURRENT
              --------------------   ----------------------------   ----------------------------   ----------------------------
   END OF     TOTAL    ACCUMULATED    END OF YEAR     END OF YEAR    END OF YEAR     END OF YEAR    END OF YEAR     END OF YEAR
   POLICY     ANNUAL      AT 5%      CASH SURRENDER      DEATH      CASH SURRENDER      DEATH      CASH SURRENDER      DEATH
    YEAR      OUTLAY    INTEREST         VALUE          BENEFIT         VALUE          BENEFIT         VALUE          BENEFIT
   ------     ------   -----------   --------------   -----------   --------------   -----------   --------------   -----------
1             14,040      14,742              0        1,013,849             0        1,013,081             0        1,012,313
2             14,040      30,221          2,652        1,029,012           255        1,026,615             0        1,024,311
3             14,040      46,474         19,666        1,045,596        14,664        1,040,594        10,041        1,035,971
4             14,040      63,540         38,238        1,063,718        29,529        1,055,009        21,794        1,047,274
5             14,040      81,459         58,504        1,083,504        44,845        1,069,845        33,191        1,058,191
6             14,040     100,274         80,578        1,105,078        60,577        1,085,077        44,186        1,068,686
7             14,040     120,029        104,686        1,128,666        76,779        1,100,759        54,824        1,078,804
8             14,040     140,773        131,053        1,154,493        93,490        1,116,930        65,128        1,088,568
9             14,040     162,554        159,875        1,182,755       110,693        1,133,573        75,069        1,097,949
10            14,040     185,423        191,365        1,213,655       128,375        1,150,665        84,620        1,106,910
15            14,040     318,111        397,973        1,417,063       223,319        1,242,409       125,511        1,144,601
20            14,040     487,458        718,991        1,734,521       327,148        1,342,678       152,302        1,167,832
Age 60        14,040      81,459         58,504        1,083,504        44,845        1,069,845        33,191        1,058,191
Age 65        14,040     185,423        191,365        1,213,655       128,375        1,150,665        84,620        1,106,910
Age 70        14,040     318,111        397,973        1,417,063       223,319        1,242,409       125,511        1,144,601

              ASSUMED HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN
       12.00%(10.33% NET)       6.00%(4.33% NET)       00.00%(-1.67% NET)
                 ASSUMED COST OF INSURANCE AND EXPENSE CHARGES

                PLANNED PREMIUMS              GUARANTEED                     GUARANTEED                     GUARANTEED
              --------------------   ----------------------------   ----------------------------   ----------------------------
   END OF     TOTAL    ACCUMULATED    END OF YEAR     END OF YEAR    END OF YEAR     END OF YEAR    END OF YEAR     END OF YEAR
   POLICY     ANNUAL      AT 5%      CASH SURRENDER      DEATH      CASH SURRENDER      DEATH      CASH SURRENDER      DEATH
    YEAR      OUTLAY    INTEREST         VALUE          BENEFIT         VALUE          BENEFIT         VALUE          BENEFIT
   ------     ------   -----------   --------------   -----------   --------------   -----------   --------------   -----------
1             14,040      14,742              0        1,013,849             0        1,013,081             0        1,012,313
2             14,040      30,221          2,652        1,029,012           255        1,026,615             0        1,024,311
3             14,040      46,474         19,666        1,045,596        14,664        1,040,594        10,041        1,035,971
4             14,040      63,540         38,238        1,063,718        29,529        1,055,009        21,794        1,047,274
5             14,040      81,459         58,504        1,083,504        44,845        1,069,845        33,191        1,058,191
6             14,040     100,274         80,578        1,105,078        60,577        1,085,077        44,186        1,068,686
7             14,040     120,029        104,592        1,128,572        76,688        1,100,668        54,736        1,078,716
8             14,040     140,773        130,668        1,154,108        93,122        1,116,562        64,777        1,088,217
9             14,040     162,554        158,920        1,181,800       109,796        1,132,676        74,226        1,097,106
10            14,040     185,423        189,461        1,211,751       126,613        1,148,903        82,992        1,105,282
15            14,040     318,111        379,909        1,398,999       207,849        1,226,939       112,207        1,131,297
20            14,040     487,458        636,330        1,651,860       261,038        1,276,568        98,558        1,114,088
Age 60        14,040      81,459         58,504        1,083,504        44,845        1,069,845        33,191        1,058,191
Age 65        14,040     185,423        189,461        1,211,751       126,613        1,148,903        82,992        1,105,282
Age 70        14,040     318,111        379,909        1,398,999       207,849        1,226,939       112,207        1,131,297

The hypothetical gross annual investment results shown above are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including allocations made by the owner among the investment options and the actual investment results of those options. The cash surrender value and death benefit for a policy would be different from those shown even if the actual rates of investment averaged 0%, 6% and 12% over a period of years but fluctuated above or below those averages for individual contract years. No representations can be made that these hypothetical investment rates of return can be achieved for any one year or sustained over any period of time. This illustration assumes current cost of insurance and expense charges remain unchanged.

Form 5741

MALE ISSUE AGE 65  PREFERRED NONSMOKER         INITIAL STATED AMOUNT: $1,000,000
FEMALE ISSUE AGE 65  PREFERRED NONSMOKER     DEATH BENEFIT TYPE: A (MATURITY AGE
100)
INITIAL PREMIUM: $19,680.00                    STATED AMOUNT INCLUDES CASH VALUE

                         SUMMARY OF VALUES AND BENEFITS

              ASSUMED HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN
       12.00%(10.33% NET)       6.00%(4.33% NET)       00.00%(-1.67% NET)
                 ASSUMED COST OF INSURANCE AND EXPENSE CHARGES

                PLANNED PREMIUMS               CURRENT                        CURRENT                        CURRENT
              --------------------   ----------------------------   ----------------------------   ----------------------------
   END OF     TOTAL    ACCUMULATED    END OF YEAR     END OF YEAR    END OF YEAR     END OF YEAR    END OF YEAR     END OF YEAR
   POLICY     ANNUAL      AT 5%      CASH SURRENDER      DEATH      CASH SURRENDER      DEATH      CASH SURRENDER      DEATH
    YEAR      OUTLAY    INTEREST         VALUE          BENEFIT         VALUE          BENEFIT         VALUE          BENEFIT
   ------     ------   -----------   --------------   -----------   --------------   -----------   --------------   -----------
1             19,680      20,664               0       1,000,000             0        1,000,000             0        1,000,000
2             19,680      42,361               0       1,000,000             0        1,000,000             0        1,000,000
3             19,680      65,143          24,217       1,000,000        17,229        1,000,000        10,774        1,000,000
4             19,680      89,064          50,716       1,000,000        38,557        1,000,000        27,762        1,000,000
5             19,680     114,182          79,680       1,000,000        60,609        1,000,000        44,343        1,000,000
6             19,680     140,555         111,341       1,000,000        83,389        1,000,000        60,493        1,000,000
7             19,680     168,246         145,969       1,000,000       106,914        1,000,000        76,202        1,000,000
8             19,680     197,323         183,845       1,000,000       131,180        1,000,000        91,435        1,000,000
9             19,680     227,853         225,316       1,000,000       156,214        1,000,000       106,188        1,000,000
10            19,680     259,910         270,728       1,000,000       182,004        1,000,000       120,409        1,000,000
15            19,680     445,899         572,451       1,000,000       321,132        1,000,000       180,697        1,000,000
20            19,680     683,275       1,064,071       1,134,862       472,816        1,000,000       211,074        1,000,000
Age 70        19,680     114,182          79,680       1,000,000        60,609        1,000,000        44,343        1,000,000

              ASSUMED HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN
       12.00%(10.33% NET)       6.00%(4.33% NET)       00.00%(-1.67% NET)
                 ASSUMED COST OF INSURANCE AND EXPENSE CHARGES

                PLANNED PREMIUMS              GUARANTEED                     GUARANTEED                     GUARANTEED
              --------------------   ----------------------------   ----------------------------   ----------------------------
   END OF     TOTAL    ACCUMULATED    END OF YEAR     END OF YEAR    END OF YEAR     END OF YEAR    END OF YEAR     END OF YEAR
   POLICY     ANNUAL      AT 5%      CASH SURRENDER      DEATH      CASH SURRENDER      DEATH      CASH SURRENDER      DEATH
    YEAR      OUTLAY    INTEREST         VALUE          BENEFIT         VALUE          BENEFIT         VALUE          BENEFIT
   ------     ------   -----------   --------------   -----------   --------------   -----------   --------------   -----------
1             19,680      20,664               0       1,000,000             0        1,000,000             0        1,000,000
2             19,680      42,361               0       1,000,000             0        1,000,000             0        1,000,000
3             19,680      65,143          23,055       1,000,000        16,112        1,000,000         9,701        1,000,000
4             19,680      89,064          47,774       1,000,000        35,765        1,000,000        25,118        1,000,000
5             19,680     114,182          73,886       1,000,000        55,182        1,000,000        39,274        1,000,000
6             19,680     140,555         101,360       1,000,000        74,159        1,000,000        51,981        1,000,000
7             19,680     168,246         130,144       1,000,000        92,441        1,000,000        63,007        1,000,000
8             19,680     197,323         160,098       1,000,000       109,663        1,000,000        72,009        1,000,000
9             19,680     227,853         191,059       1,000,000       125,392        1,000,000        78,581        1,000,000
10            19,680     259,910         222,787       1,000,000       139,066        1,000,000        82,188        1,000,000
15            19,680     445,899         387,361       1,000,000       153,056        1,000,000        33,542        1,000,000
20            19,680     683,275         551,087       1,000,000             0                0             0                0
Age 70        19,680     114,182          73,886       1,000,000        55,182        1,000,000        39,274        1,000,000

The hypothetical gross annual investment results shown above are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including allocations made by the owner among the investment options and the actual investment results of those options. The cash surrender value and death benefit for a policy would be different from those shown even if the actual rates of investment averaged 0%, 6% and 12% over a period of years but fluctuated above or below those averages for individual contract years. No representations can be made that these hypothetical investment rates of return can be achieved for any one year or sustained over any period of time. This illustration assumes current cost of insurance and expense charges remain unchanged.

Form 5741

MALE ISSUE AGE 65  PREFERRED NONSMOKER         INITIAL STATED AMOUNT: $1,000,000
FEMALE ISSUE AGE 65  PREFERRED NONSMOKER     DEATH BENEFIT TYPE: B (MATURITY AGE
100)
INITIAL PREMIUM: $19,680.00                        STATED AMOUNT PLUS CASH VALUE

                         SUMMARY OF VALUES AND BENEFITS

              ASSUMED HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN
       12.00%(10.33% NET)       6.00%(4.33% NET)       00.00%(-1.67% NET)
                 ASSUMED COST OF INSURANCE AND EXPENSE CHARGES

                PLANNED PREMIUMS               CURRENT                        CURRENT                        CURRENT
              --------------------   ----------------------------   ----------------------------   ----------------------------
              TOTAL    ACCUMULATED    END OF YEAR     END OF YEAR    END OF YEAR     END OF YEAR    END OF YEAR     END OF YEAR
   END OF     ANNUAL      AT 5%      CASH SURRENDER      DEATH      CASH SURRENDER      DEATH      CASH SURRENDER      DEATH
POLICY YEAR   OUTLAY    INTEREST         VALUE          BENEFIT         VALUE          BENEFIT         VALUE          BENEFIT
-----------   ------   -----------   --------------   -----------   --------------   -----------   --------------   -----------
1             19,680      20,664               0       1,019,411             0        1,018,334             0        1,017,258
2             19,680      42,361               0       1,040,370             0        1,037,019             0        1,033,798
3             19,680      65,143          24,120       1,063,310        17,144        1,056,334        10,700        1,049,890
4             19,680      89,064          50,511       1,088,411        38,384        1,076,284        27,617        1,065,517
5             19,680     114,182          79,300       1,115,870        60,299        1,096,869        44,092        1,080,662
6             19,680     140,555         110,691       1,145,901        82,878        1,118,088        60,095        1,095,305
7             19,680     168,246         144,918       1,178,738       106,119        1,139,939        75,605        1,109,425
8             19,680     197,323         182,215       1,214,635       129,994        1,162,414        90,578        1,122,998
9             19,680     227,853         222,870       1,253,870       154,504        1,185,504       104,996        1,135,996
10            19,680     259,910         267,152       1,296,742       179,599        1,209,189       118,796        1,148,386
15            19,680     445,899         552,562       1,575,302       310,199        1,332,939       174,630        1,197,370
20            19,680     683,275         970,561       1,987,311       431,094        1,447,844       192,320        1,209,070
Age 70        19,680     114,182          79,300       1,115,870        60,299        1,096,869        44,092        1,080,662

              ASSUMED HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN
       12.00%(10.33% NET)       6.00%(4.33% NET)       00.00%(-1.67% NET)
                 ASSUMED COST OF INSURANCE AND EXPENSE CHARGES

                PLANNED PREMIUMS              GUARANTEED                     GUARANTEED                     GUARANTEED
              --------------------   ----------------------------   ----------------------------   ----------------------------
              TOTAL    ACCUMULATED    END OF YEAR     END OF YEAR    END OF YEAR     END OF YEAR    END OF YEAR     END OF YEAR
   END OF     ANNUAL      AT 5%      CASH SURRENDER      DEATH      CASH SURRENDER      DEATH      CASH SURRENDER      DEATH
POLICY YEAR   OUTLAY    INTEREST         VALUE          BENEFIT         VALUE          BENEFIT         VALUE          BENEFIT
-----------   ------   -----------   --------------   -----------   --------------   -----------   --------------   -----------
1             19,680      20,664               0       1,019,411             0        1,018,334             0        1,017,258
2             19,680      42,361               0       1,040,118             0        1,036,774             0        1,033,561
3             19,680      65,143          22,891       1,062,081        15,967        1,055,157         9,574        1,048,764
4             19,680      89,064          47,348       1,085,248        35,402        1,073,302        24,812        1,062,712
5             19,680     114,182          72,962       1,109,532        54,426        1,090,996        38,659        1,075,229
6             19,680     140,555          99,578       1,134,788        72,755        1,107,965        50,883        1,086,093
7             19,680     168,246         126,962       1,160,782        90,035        1,123,855        61,198        1,095,018
8             19,680     197,323         154,727       1,187,147       105,766        1,138,186        69,199        1,101,619
9             19,680     227,853         182,361       1,213,361       119,351        1,150,351        74,410        1,105,410
10            19,680     259,910         209,169       1,238,759       130,032        1,159,622        76,234        1,105,824
15            19,680     445,899         299,825       1,322,565       109,974        1,132,714        13,373        1,036,113
20            19,680     683,275         181,298       1,198,048             0                0             0                0
Age 70        19,680     114,182          72,962       1,109,532        54,426        1,090,966        38,659        1,075,229

The hypothetical gross annual investment results shown above are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including allocations made by the owner among the investment options and the actual investment results of those options. The cash surrender value and death benefit for a policy would be different from those shown even if the actual rates of investment averaged 0%, 6% and 12% over a period of years but fluctuated above or below those averages for individual contract years. No representations can be made that these hypothetical investment rates of return can be achieved for any one year or sustained over any period of time. This illustration assumes current cost of insurance and expense charges remain unchanged.

Form 5741

MALE ISSUE AGE 65  NONSMOKER                   INITIAL STATED AMOUNT: $1,000,000
FEMALE ISSUE AGE 65  NONSMOKER          DEATH BENEFIT TYPE: A (MATURITY AGE 100)
INITIAL PREMIUM: $22,440.00                    STATED AMOUNT INCLUDES CASH VALUE

                         SUMMARY OF VALUES AND BENEFITS

              ASSUMED HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN
       12.00%(10.33% NET)       6.00%(4.33% NET)       0.00%(-1.67% NET)
                 ASSUMED COST OF INSURANCE AND EXPENSE CHARGES

                PLANNED PREMIUMS               CURRENT                        CURRENT                        CURRENT
              --------------------   ----------------------------   ----------------------------   ----------------------------
              TOTAL    ACCUMULATED    END OF YEAR     END OF YEAR    END OF YEAR     END OF YEAR    END OF YEAR     END OF YEAR
   END OF     ANNUAL      AT 5%      CASH SURRENDER      DEATH      CASH SURRENDER      DEATH      CASH SURRENDER      DEATH
POLICY YEAR   OUTLAY    INTEREST         VALUE          BENEFIT         VALUE          BENEFIT         VALUE          BENEFIT
-----------   ------   -----------   --------------   -----------   --------------   -----------   --------------   -----------
1             22,440      23,562               0       1,000,000             0        1,000,000             0        1,000,000
2             22,440      48,302           5,744       1,000,000         1,908        1,000,000             0        1,000,000
3             22,440      74,279          33,113       1,000,000        25,128        1,000,000        17,753        1,000,000
4             22,440     101,555          62,896       1,000,000        49,016        1,000,000        36,696        1,000,000
5             22,440     130,195          95,336       1,000,000        73,587        1,000,000        55,046        1,000,000
6             22,440     160,267         130,686       1,000,000        98,840        1,000,000        72,774        1,000,000
7             22,440     191,842         169,241       1,000,000       124,783        1,000,000        89,862        1,000,000
8             22,440     224,996         211,316       1,000,000       151,409        1,000,000       106,270        1,000,000
9             22,440     259,808         257,300       1,000,000       178,740        1,000,000       121,983        1,000,000
10            22,440     296,360         307,592       1,000,000       206,757        1,000,000       136,942        1,000,000
15            22,440     508,434         641,507       1,000,000       354,745        1,000,000       195,746        1,000,000
20            22,440     779,100       1,192,264       1,269,465       508,570        1,000,000       209,000        1,000,000
Age 70        22,440     130,195          95,336       1,000,000        73,587        1,000,000        55,046        1,000,000

              ASSUMED HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN
       12.00%(10.33% NET)       6.00%(4.33% NET)       0.00%(-1.67% NET)
                 ASSUMED COST OF INSURANCE AND EXPENSE CHARGES

                PLANNED PREMIUMS              GUARANTEED                     GUARANTEED                     GUARANTEED
              --------------------   ----------------------------   ----------------------------   ----------------------------
              TOTAL    ACCUMULATED    END OF YEAR     END OF YEAR    END OF YEAR     END OF YEAR    END OF YEAR     END OF YEAR
   END OF     ANNUAL      AT 5%      CASH SURRENDER      DEATH      CASH SURRENDER      DEATH      CASH SURRENDER      DEATH
POLICY YEAR   OUTLAY    INTEREST         VALUE          BENEFIT         VALUE          BENEFIT         VALUE          BENEFIT
-----------   ------   -----------   --------------   -----------   --------------   -----------   --------------   -----------
1             22,440      23,562              0        1,000,000             0        1,000,000             0        1,000,000
2             22,440      48,302          5,703        1,000,000         1,868        1,000,000             0        1,000,000
3             22,440      74,279         32,525        1,000,000        24,557        1,000,000        17,199        1,000,000
4             22,440     101,555         61,104        1,000,000        47,298        1,000,000        35,054        1,000,000
5             22,440     130,195         91,507        1,000,000        69,964        1,000,000        51,629        1,000,000
6             22,440     160,267        123,770        1,000,000        92,370        1,000,000        66,745        1,000,000
7             22,440     191,842        157,913        1,000,000       114,289        1,000,000        80,184        1,000,000
8             22,440     224,996        193,900        1,000,000       135,389        1,000,000        91,619        1,000,000
9             22,440     259,808        231,689        1,000,000       155,284        1,000,000       100,666        1,000,000
10            22,440     296,360        271,206        1,000,000       173,473        1,000,000       106,820        1,000,000
15            22,440     508,434        498,967        1,000,000       218,850        1,000,000        73,473        1,000,000
20            22,440     779,100        834,891        1,000,000        83,185        1,000,000             0                0
Age 70        22,440     130,195         91,507        1,000,000        69,964        1,000,000        51,629        1,000,000

The hypothetical gross annual investment results shown above are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including allocations made by the owner among the investment options and the actual investment results of those options. The cash surrender value and death benefit for a policy would be different from those shown even if the actual rates of investment averaged 0%, 6% and 12% over a period of years but fluctuated above or below those averages for individual contract years. No representations can be made that these hypothetical investment rates of return can be achieved for any one year or sustained over any period of time. This illustration assumes current cost of insurance and expense charges remain unchanged.

Form 5741

MALE ISSUE AGE 65  NONSMOKER                   INITIAL STATED AMOUNT: $1,000,000
FEMALE ISSUE AGE 65  NONSMOKER          DEATH BENEFIT TYPE: B (MATURITY AGE 100)
INITIAL PREMIUM: $22,440.00                        STATED AMOUNT PLUS CASH VALUE

                         SUMMARY OF VALUES AND BENEFITS

              ASSUMED HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN
     12.00%(10.33% NET)         6.00%(4.33% NET)         00.00%(-1.67% NET)
                 ASSUMED COST OF INSURANCE AND EXPENSE CHARGES

                PLANNED PREMIUMS               CURRENT                        CURRENT                        CURRENT
              --------------------   ----------------------------   ----------------------------   ----------------------------
   END OF     TOTAL    ACCUMULATED    END OF YEAR     END OF YEAR    END OF YEAR     END OF YEAR    END OF YEAR     END OF YEAR
   POLICY     ANNUAL      AT 5%      CASH SURRENDER      DEATH      CASH SURRENDER      DEATH      CASH SURRENDER      DEATH
    YEAR      OUTLAY    INTEREST         VALUE          BENEFIT         VALUE          BENEFIT         VALUE          BENEFIT
   ------     ------   -----------   --------------   -----------   --------------   -----------   --------------   -----------
1             22,440      23,562               0       1,022,256             0        1,021,024             0        1,019,793
2             22,440      48,302           5,693       1,046,143         1,862        1,042,312             0        1,038,630
3             22,440      74,279          32,966       1,072,156        24,999        1,064,189        17,640        1,056,830
4             22,440     101,555          62,570       1,100,470        48,739        1,086,639        36,463        1,074,363
5             22,440     130,195          94,709       1,131,279        73,074        1,109,644        54,630        1,091,200
6             22,440     160,267         129,580       1,164,790        97,970        1,133,180        72,094        1,107,304
7             22,440     191,842         167,411       1,201,231       123,398        1,157,218        88,820        1,122,640
8             22,440     224,996         208,430       1,240,850       149,308        1,181,728       104,749        1,137,169
9             22,440     259,808         252,910       1,283,910       175,668        1,206,668       119,843        1,150,843
10            22,440     296,360         301,107       1,330,697       202,398        1,231,988       134,020        1,163,610
15            22,440     508,434         604,488       1,627,288       334,532        1,357,272       184,630        1,207,370
20            22,440     779,100       1,023,856       2,040,606       432,813        1,449,563       176,120        1,192,870
Age 70        22,440     130,195          94,709       1,131,279        73,074        1,109,644        54,630        1,091,200

              ASSUMED HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN
       12.00%(10.33% NET)       6.00%(4.33% NET)       0.00%(-1.67% NET)
                 ASSUMED COST OF INSURANCE AND EXPENSE CHARGES

                PLANNED PREMIUMS              GUARANTEED                     GUARANTEED                     GUARANTEED
              --------------------   ----------------------------   ----------------------------   ----------------------------
   END OF     TOTAL    ACCUMULATED    END OF YEAR     END OF YEAR    END OF YEAR     END OF YEAR    END OF YEAR     END OF YEAR
   POLICY     ANNUAL      AT 5%      CASH SURRENDER      DEATH      CASH SURRENDER      DEATH      CASH SURRENDER      DEATH
    YEAR      OUTLAY    INTEREST         VALUE          BENEFIT         VALUE          BENEFIT         VALUE          BENEFIT
   ------     ------   -----------   --------------   -----------   --------------   -----------   --------------   -----------
1             22,440      23,562               0       1,022,256             0        1,021,024             0        1,019,793
2             22,440      48,302           5,650       1,046,100         1,820        1,042,270             0        1,038,589
3             22,440      74,279          32,336       1,071,526        24,391        1,063,581        17,053        1,056,243
4             22,440     101,555          60,613       1,098,513        46,880        1,084,780        34,701        1,072,601
5             22,440     130,195          90,443       1,127,013        69,092        1,105,662        50,918        1,087,488
6             22,440     160,267         121,709       1,156,919        90,746        1,125,956        65,473        1,100,683
7             22,440     191,842         154,225       1,188,045       111,494        1,145,314        78,080        1,111,900
8             22,440     224,996         187,651       1,220,071       130,845        1,163,265        88,334        1,120,754
9             22,440     259,808         221,532       1,252,532       148,207        1,179,207        95,761        1,126,761
10            22,440     296,360         255,233       1,284,823       162,829        1,192,419        99,766        1,129,356
15            22,440     508,434         392,655       1,415,395       165,203        1,187,943        47,278        1,070,018
20            22,440     779,100         350,730       1,367,480             0                0             0                0
Age 70        22,440     130,195          90,443       1,127,013        69,092        1,105,662        50,918        1,087,488

The hypothetical gross annual investment results shown above are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including allocations made by the owner among the investment options and the actual investment results of those options. The cash surrender value and death benefit for a policy would be different from those shown even if the actual rates of investment averaged 0%, 6% and 12% over a period of years but fluctuated above or below those averages for individual contract years. No representations can be made that these hypothetical investment rates of return can be achieved for any one year or sustained over any period of time. This illustration assumes current cost of insurance and expense charges remain unchanged.

Form 5741

                                   PROSPECTUS

                               VARI-VEST SURVIVOR
        LAST SURVIVOR FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE CONTRACT

                    OHIO NATIONAL LIFE ASSURANCE CORPORATION
                        OHIO NATIONAL VARIABLE ACCOUNT R

                               One Financial Way
                             Cincinnati, Ohio 45242
                            Telephone (800) 366-6654

This prospectus describes a last survivor flexible premium variable life insurance contract (the "contract") offered through Ohio National Variable Account R ("VAR"), a separate account of ours. We are Ohio National Life Assurance Corporation, a subsidiary of The Ohio National Life Insurance Company ("Ohio National Life").

The contract has a minimum stated amount of $100,000 and a sales charge which is deducted from accumulation value upon surrender, lapse, partial surrender or a decrease in stated amount during the first twenty contract years. Because of the substantial nature of the surrender charge, the contract is not suitable for short term investment purposes. The contract generally will not be issued when both of the insured persons are over 80. We may issue the contract when one insured is over 80, but not over 85.

The contract is "flexible" because, subject to certain restrictions, it permits you to:

- adjust the timing and amount of your premium payments,

- direct net premiums to one or more of the subaccounts of the variable account or to the general account,

- choose from two death benefit plans, and

- increase or decrease the level of death benefits under such plans.

The contract is "variable" because the value of the contract will change with the performance of the investments selected. The flexible and variable features of the contract give you the opportunity to meet your changing life insurance needs and to adjust to changing economic conditions within the framework of a single insurance policy. For this reason, it may not be to your advantage to purchase a contract as a means of obtaining additional insurance if you already own another flexible premium variable life insurance policy.

The contract provides life insurance coverage to age 100 of the younger insured. You may choose either a level or variable death benefit plan. The level plan provides a fixed benefit (the "stated amount") to be paid on the death of the second insured. The level plan contract operates in a manner similar to a whole life insurance policy, except that its accumulation value varies with investment performance. The variable plan contract provides a death benefit equal to the sum of the stated amount and the contract's accumulation value upon the death of the second insured. Accordingly, the variable plan death benefit generally varies dollar for dollar with the contract's accumulation value. Under either plan, we insure the death benefit against adverse investment performance by guaranteeing that the death benefit will never be less than the contract's stated amount, provided you pay the Minimum Premium.

When you purchase a contract, you will be required to pay an initial premium. You must pay the minimum premium described in your contract to keep the death benefit guarantee in effect.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THIS PROSPECTUS SHOULD BE RETAINED FOR FUTURE REFERENCE. IT SHOULD BE ACCOMPANIED BY THE CURRENT FUND PROSPECTUSES.

ATTENTION PENNSYLVANIA RESIDENTS AND CONTRACTHOLDERS, THIS PROSPECTUS MUST BE ACCOMPANIED BY THE PENNSYLVANIA SUPPLEMENT, WHICH IS A DESCRIPTION OF THE DIFFERENT CHARGES APPLICABLE TO CONTRACTS SOLD OR SOLICITED IN PENNSYLVANIA.

Form 5741

The contract affords you substantial flexibility with your premium payments. You may adopt a planned premium schedule that indicates the level of your intended payments. The planned premium will fall somewhere between the minimum and maximum permitted by the Code. The exact amount of your planned premium will depend upon your objectives and your estimate of long-term investment performance. You will find the minimum and planned premiums on the specification page of your contract. If you do not pay premiums, at least as great as the minimum premium required to keep the death benefit guarantee in effect, the contract will remain in force only as long as the cash surrender value (less any contract indebtedness) will pay the next monthly deduction for contract charges.

You may allocate your contract values among up to 10 of the investment accounts we offer. Each of the variable subaccounts invests in a corresponding Fund. The available Funds are listed below. The Fund portfolios are described in the accompanying Fund prospectuses. Your contract's accumulation value will reflect the investment performance of the subaccounts you select and is not guaranteed.

Should the need arise, you may obtain access to the cash surrender value of your contract after the first contract year through loans or partial surrenders, without terminating your insurance coverage. In addition, you may surrender your contract at any time and receive its cash surrender value.

                                AVAILABLE FUNDS

OHIO NATIONAL FUND, INC.                       ADVISER (SUBADVISER)
Equity Portfolio                               (Legg Mason Funds Management, Inc.)
Money Market Portfolio                         Ohio National Investments, Inc.
Bond Portfolio                                 Ohio National Investments, Inc.
Omni Portfolio (a flexible portfolio           Ohio National Investments, Inc.
fund)                                          (Federated Global Investment Management
International Portfolio                        Corp.)
International Small Company Portfolio          (Federated Global Investment Management
Capital Appreciation Portfolio                 Corp.)
Small Cap Portfolio                            (Jennison Associates, LLC)
Aggressive Growth Portfolio                    (Founders Asset Management LLC)
Core Growth Portfolio                          (Janus Capital Corporation)
Growth & Income Portfolio                      (Pilgrim Baxter & Associates, Ltd.)
Capital Growth Portfolio                       (RS Investment Management, Co. LLC)
S&P 500 Index Portfolio                        (RS Investment Management, Co. LLC)
Social Awareness Portfolio                     Ohio National Investments, Inc.
High Income Bond Portfolio                     Ohio National Investments, Inc.
Equity Income Portfolio                        (Federated Investment Counseling)
Blue Chip Portfolio                            (Federated Investment Counseling)
Nasdaq 100 Index Portfolio                     (Federated Investment Counseling)
                                               Ohio National Investments, Inc.

GOLDMAN SACHS VARIABLE INSURANCE TRUST
Goldman Sachs Growth and Income Fund           Goldman Sachs Asset Management
Goldman Sachs CORE U.S. Equity Fund            Goldman Sachs Asset Management
Goldman Sachs Capital Growth Fund              Goldman Sachs Asset Management

JANUS ASPEN SERIES
Growth Portfolio                               Janus Capital Corporation
Worldwide Growth Portfolio                     Janus Capital Corporation
Balanced Portfolio                             Janus Capital Corporation

LAZARD RETIREMENT SERIES, INC.
Small Cap Portfolio                            Lazard Asset Management
Emerging Markets Portfolio                     Lazard Asset Management

Form 5741


STRONG VARIABLE INSURANCE FUNDS, INC.
Strong Mid Cap Growth Fund II                  Strong Capital Management, Inc.
Strong Opportunity Fund II
  (a mid cap/small cap fund)                   Strong Capital Management, Inc.

VARIABLE INSURANCE PRODUCTS FUND SOURCE
CLASS 2 (FIDELITY)
VIP Contrafund(R) Portfolio                    Fidelity Management and Research Company
VIP Mid Cap Portfolio                          Fidelity Management and Research Company
VIP Growth Portfolio                           Fidelity Management and Research Company

PBHG INSURANCE SERIES FUND, INC.
PBHG Technology & Communications               Pilgrim Baxter & Associates, Ltd.
  Portfolio


Form 5741

                               TABLE OF CONTENTS


Notice to Pennsylvania Contract
  Owners.........................    Supplement
Definitions......................             5
Introduction.....................             7
Assumptions and Scope of
  Prospectus.....................             7
Summary..........................             8
  Ohio National Financial
     Services Group..............             8
  Ohio National Life Assurance
     Corporation.................             8
  The Ohio Life Insurance
     Company.....................             8
  Ohio National Variable Account
     R...........................             8
  The Funds......................             8
  Death Benefits.................             8
  Accumulation Value.............             9
  Premiums.......................             9
  Charges and Deductions.........            10
  Federal Tax Matters............            12
Ohio National Financial Services
  Group..........................            12
  Ohio National Life Assurance
     Corporation.................            12
  The Ohio National Life
     Insurance Company ("Ohio
     National Life").............            13
  Ohio National Variable Account
     R ("VAR")...................            13
  The Funds......................            13
  Mixed and Shared Funding.......            14
Death Benefits...................            14
  Plan A -- Level Benefit........            14
  Plan B -- Variable Benefit.....            15
  Change in Death Benefit Plan...            16
  Death Benefit Guarantee........            16
  Changes in Stated Amount.......            17
Accumulation Value...............            18
  Determination of Variable
     Accumulation Values.........            18
  Accumulation Unit Values.......            18
  Net Investment Factor..........            19
  Loans..........................            19
  Surrender Privileges...........            20
  Maturity.......................            21
Premiums.........................            21
  Purchasing a Contract..........            21
  Payment of Premiums............            22
  Initial Premiums...............            22
  Term Insurance Conversion
     Credit......................            22
  Minimum Premiums...............            22
  Planned Premiums...............            22
  Allocation of Premiums.........            23
  Transfers......................            23
  Dollar Cost Averaging..........            24
  Electronic Access..............            24
  Lapse..........................            24
  Reinstatement..................            25
  Conversion.....................            25
  Free Look......................            25
Charges And Deductions...........            25
  Premium Expense Charge.........            25
  Ohio National Life Employee
     Discount....................            26
  Monthly Deduction..............            26
  Risk Charge....................            27
  Surrender Charge...............            27
  Service Charges................            27
  Other Charges..................            28
General Provisions...............            29
  Voting Rights..................            29
  Additions, Deletions or
     Substitutions of
     Investments.................            30
  Annual Report..................            30
  Limitation on Right to
     Contest.....................            30
  Misstatements..................            31
  Suicide........................            31
  Beneficiaries..................            31
  Postponement of Payments.......            31
  Assignment.....................            32
  Non-Participating Contract.....            32
The General Account..............            32
  General Description............            32
  Accumulation Value.............            32
  Optional Insurance Benefits....            32
  Settlement Options.............            33
Distribution of The Contract.....            33
Management of The Company........            34
Custodian........................            34
State Regulation of The
  Company........................            35
Federal Tax Matters..............            35
  Contract Proceeds..............            35
  Avoiding Modified Endowment
     Contracts...................            36
  Correction of Modified
     Endowment Contract..........            36
  Right to Charge for Company
     Taxes.......................            36
Employee Benefit Plans...........            36
Legal Proceedings................            37
Legal Matters....................            37
Experts..........................            37
Registration Statement...........            37
Financial Statements.............            37
Ohio National Life Assurance
  Corporation Financial
  Statements.....................            38
Ohio National Variable Account R
  Financial Statements...........            56
Appendix A.......................            97
  Hypothetical Historical
     Illustrations...............            97


THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. THE COMPANY DOES NOT AUTHORIZE ANY INFORMATION OR REPRESENTATIONS REGARDING THE VARIABLE ASPECTS OF THE CONTRACT DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS, THE FUND PROSPECTUSES OR THE STATEMENTS OF ADDITIONAL INFORMATION OF THE FUNDS.

Form 5741

                                  DEFINITIONS

Accumulation Value -- the sum of the contract's values in the subaccounts, the general account and the loan collateral account.

Age -- either insured's age at his or her nearest birthday.

Attained Age -- either insured's age at the end of the most recent contract year.

Beneficiary -- the beneficiary designated by the contractowners in the application or in the latest notification of change of beneficiary filed with us. If the contractowner is the second insured and if no beneficiary survives the second insured, the second insured's estate will be the beneficiary.

Cash Surrender Value -- the accumulation value less any applicable surrender charges.

Code -- the Internal Revenue Code of 1986, as amended, and all related regulations.

Commission -- the Securities and Exchange Commission.

Contract -- the Vari-Vest Survivor flexible premium variable life insurance contract.

Contract Date -- the date as of which insurance coverage and contract charges begin. The contract date is used to determine contract months and years.

Contract Month -- each contract month starts on the same date in each calendar month as the contract date.

Contract Year -- each contract year starts on the same date in each calendar year as the contract date.

Contract Indebtedness -- the total of any unpaid contract loans.

Contractowner(s) -- the person(s) so designated on the specification page of the contract.

Corridor Percentage Test -- a method of determining the minimum death benefit as required by the Code to qualify the contract as a "life insurance contract." The minimum death benefit equals the cash value plus the cash value multiplied by a percentage which varies with age as specified by the Code.

Death Benefit -- the amount payable upon the death of the second insured, before deductions for contract indebtedness and unpaid monthly deductions.

Death Benefit Guarantee -- our guarantee that the contract will never lapse if you have met the minimum premium requirement during the Death Benefit Guarantee period.

First Insured -- the first insured who dies.


General Account -- our assets other than those allocated to our separate accounts. The General Account may also be called the Guaranteed Account or the Fixed Account.


Guideline Annual Premium -- the level annual premium that would be payable through the contract maturity date for a specified stated amount of coverage if we scheduled premiums as to both timing and amount and such premiums were based on the 1980 Commissioners Standard Ordinary Mortality Table, net investment earnings at an annual effective rate of 4%, and fees and charges as set forth in the contract. This is the maximum premium permitted under the Code.

Home Office -- our principal executive offices located at One Financial Way, Cincinnati, Ohio 45242.

Initial Premium -- an amount you must pay to begin contract coverage. It must be at least equal to one monthly minimum premium.

Insured -- a person upon whose life the contract is issued.

Issue Date -- the date we approve your application and issue your contract. The issue date will be the same as the contract date except for backdated contracts, for which the contract date will be prior to the issue date.

Loan Collateral Account -- an account to which accumulation value in an amount equal to a contract loan is transferred pro rata from the subaccounts of VAR and the general account.

Form 5741

Loan Value -- the maximum amount that may be borrowed under the contract. The loan value equals the cash surrender value less the cost of insurance charges for the balance of the contract year. The loan value less contract indebtedness equals the amount you may borrow at any time.

Maturity Date -- unless otherwise specified in the contract, the maturity date is the end of the contract year nearest the youngest insured's 100th birthday.

Minimum Premium -- the monthly premium set forth on the contract specification page necessary to maintain the death benefit guarantee. Although the minimum premium is expressed as a monthly amount, you need not pay it each month. Rather, you must pay, cumulatively, premiums which equal or exceed the sum of the minimum premiums required during the applicable time period.

Monthly Deduction -- the monthly charge against cash value which includes the cost of insurance, an administration charge, a risk charge for the death benefit guarantee and the cost of any optional insurance benefits added by rider.

Net Premiums -- the premiums you pay less the premium expense charge.

Planned Premium -- a schedule indicating the contractowner's planned premium payments under the contract. The schedule is a planning device only and need not be adhered to.

Premium Expense Charge -- an amount deducted from gross premiums consisting of a distribution charge and any state premium tax and other state and local taxes applicable to your contract.

Proceeds -- the amount payable on surrender, maturity or death.

Process Day -- the first day of each contract month. Monthly deductions and any credits are made on this day.

Pronouns -- "our", "us" or "we" means Ohio National Life Assurance Corporation. "You", "your" or "yours" means the insureds. If the insureds are not the contractowners, "you", "your" or "yours" means the contractowner when referring to contract rights, payments and notices.

Receipt -- with respect to transactions requiring valuation of variable account assets, a notice or request is deemed received by us on the date actually received if received on a valuation date prior to 4:00 p.m. Eastern time. If received on a day that is not a valuation date or after 4:00 p.m. Eastern time on a valuation date, it is deemed received on the next valuation date.

Second Insured -- the insured who dies after the first insured.

Settlement Options -- methods of paying the proceeds other than in a lump sum.

Stated Amount -- the minimum death benefit payable under the contract as long as the contract remains in force and which is set forth on the contract specification page.

Subaccount -- a subdivision of VAR which invests exclusively in the shares of a corresponding portfolio of one of the Funds or of another mutual fund.

Surrender Charge -- a charge assessed in connection with contract surrenders, lapses and decreases in stated amount, consisting of a charge applicable for 25 years from the contract date with respect to your initial stated amount and from the date of any increase in stated amount with respect to such increase. Surrender charges vary with your ages, sexes, underwriting classification and length of time you have held your policy. See the specification pages of your policy or the discussion under "Surrender Charges" below for more detailed information.

Valuation Date -- each day on which the net asset value of Fund shares is determined. See the accompanying Fund prospectuses.

Valuation Period -- the period between two successive valuation dates which begins at 4:00 p.m. Eastern time on one valuation date and ends at 4:00 p.m. Eastern time on the next valuation date.

VAR -- Ohio National Variable Account R.

Form 5741

                                  INTRODUCTION

As described on the cover page of this prospectus, the Vari-Vest Survivor contract is a last survivor flexible premium variable universal life insurance contract which enables you throughout your lifetime to accommodate to your changing insurance needs and to changing economic conditions within the framework of a single insurance policy. The contract provides for death benefits, cash values, loans, a variety of settlement options and other features traditionally associated with life insurance, however, the death benefit is not paid until the death of the second insured.

The contract is similar to traditional life insurance in a number of respects.

     - The insureds receive insurance coverage to age 100 of the youngest insured at least equal to the stated amount as long as the contract has a positive cash surrender value or the death benefit guarantee is in effect.

     - You may surrender the contract at any time and receive its cash surrender value. After the first contract year, you may borrow up to the loan value of the contract.

     - To the extent that you elect to allocate net premiums to the general account, the investment return on the contract is guaranteed.

The contract also has several significant features which differentiate it from traditional life insurance.

     - Within certain limits, you may adjust the timing and amount of your premium payments to suit your individual circumstances.

     - You direct the investment of your net premiums and resulting cash values, which will vary with the investment performance of the variable subaccounts you select.

     - Values are neither guaranteed nor limited to an assumed rate of interest.

     - You may elect a variable death benefit plan as an alternative to a level plan, the latter being similar in many respects to a traditional whole life policy.

Under either death benefit plan you may increase or decrease the stated amount of insurance coverage any time after the first contract year.

                      ASSUMPTIONS AND SCOPE OF PROSPECTUS

This prospectus relates principally to VAR and contains only selected information regarding the general account. For details regarding elements of the contract involving the general account, see your contract.

Unless otherwise indicated or required by the context, the discussion throughout this prospectus assumes that:

     - "you", the "contractowner", the "insureds" (including the first insured and the second insured) are the same people,

     - the death benefit guarantee is in effect,

     - the cash surrender value of your contract is sufficient to pay the next monthly deduction,

     - there is no outstanding contract indebtedness,

     - the death benefit is not determined by the corridor percentage test,

     - the contract is not backdated,

     - payments under the contract have not been made in a way that would cause the contract to be treated as a modified endowment contract under federal law.

Form 5741

                                    SUMMARY

This summary presents selected information in the same order and uses the same headings as the body of the prospectus. See the table of contents to find fuller discussion of each item. See the "Definitions," above, for the meanings of various terms.

OHIO NATIONAL FINANCIAL SERVICES GROUP:

OHIO NATIONAL LIFE ASSURANCE CORPORATION -- We are a stock life insurance company established under the laws of Ohio on June 26, 1979. We are owned by Ohio National Life.


THE OHIO NATIONAL LIFE INSURANCE COMPANY ("Ohio National Life") -- a stock life insurance company organized in 1909 under the laws of Ohio. It currently has assets in excess of $7.5 billion. Ohio National Life is now a subsidiary of Ohio National Financial Services, Inc., which is a subsidiary of Ohio National Mutual Holdings, Inc. Ohio National Life continues to control us and the Ohio National Fund. While Ohio National Life's experienced personnel and facilities are available to assist in administering our flexible product program, its assets do not back your contract.


OHIO NATIONAL VARIABLE ACCOUNT R ("VAR") -- established by us on May 6, 1985 as a means of offering the types of contract described in this prospectus. Net premiums allocated to VAR are segregated from our other assets and are protected from claims and liabilities arising from our other lines of business. Our general account assets, however, are available to support benefits under the contract.

There is a separate subaccount within VAR corresponding to each of the Funds listed on pages 2 and 3. The assets of each are invested exclusively in shares of one of the Funds.

THE FUNDS The operations of each Fund, its investment adviser and its investment objectives and policies are described in its prospectus. Net premiums under the contract may be allocated to the subaccounts of the variable account which invest exclusively in Fund shares. Accordingly, the accumulation values you allocate to the subaccounts will vary with the investment performance of the Funds.

The value of each Fund's investments fluctuates daily and is subject to the risk of changing economic conditions as well as the risk inherent in the ability of management to anticipate changes necessary in those investments to meet changes in economic conditions. For additional information concerning each Fund, including their investment objectives, see the accompanying prospectuses. Read the prospectuses carefully before investing.

DEATH BENEFITS You may select one of two death benefit plans -- the level plan (Plan A) or the variable plan (Plan B). With certain limitations, you may also change death benefit plans during the life of the contract. The death benefit under the level plan is the stated amount. The death benefit under the variable plan is the stated amount plus the accumulation value on the date of death of the second insured. Under either plan, we may be required to increase the death benefit to satisfy the corridor percentage test included in the Code's definition of a "life insurance contract." Generally, favorable investment performance is reflected in increased accumulation value under the level plan and in increased insurance coverage under the variable plan. The death benefit will never be less than the stated amount as long as the contract has a positive cash surrender value or the death benefit guarantee is in force. The death benefit will be paid upon the death of the second insured according to your beneficiary's instructions or, at your option, applied in whole or in part under one or more settlement options.

After the first contract year you may increase or decrease your stated amount. You cannot decrease the stated amount below the minimum stated amount shown on the contract specification page. Any increase or decrease in the stated amount must equal at least $5,000 and an increase will require additional evidence of insurability of both insureds. No more than two changes in face amount are allowed in any contract year.

Form 5741

The contract includes a death benefit guarantee. Under this provision, we guarantee that the death benefit during the death benefit guarantee period will not be less than the stated amount, provided you pay the minimum premium. Accordingly, adverse subaccount investment performance will not cause the contract to lapse as long as the death benefit guarantee is in effect.

ACCUMULATION VALUE The accumulation value of your contract equals the sum of the accumulation values in the general account, the subaccounts of VAR and the loan collateral account. The general account accumulation value will reflect the amount and timing of net premiums allocated to the general account and interest thereon. The accumulation value in the variable subaccounts will reflect deductions for a risk charge, the amount and timing of net premiums allocated to such subaccounts and their investment experience. Such investment experience is not guaranteed. In addition, the subaccount and the general account accumulation values will be charged pro rata in connection with contract loans, partial surrenders and monthly deductions. The loan collateral account will reflect amounts borrowed against the loan value of the contract.

Loans -- after the first contract year, you may borrow against the loan value of your contract. The loan value will never be less than 90% of your cash surrender value. Loan interest is payable in advance at a rate of 5.0% (an effective compound annual rate of 5.26%). Any outstanding contract indebtedness will be deducted from proceeds payable at the insured's death or upon maturity or surrender.

Loan amounts and any unpaid interest thereon will be withdrawn pro rata from the variable subaccounts and the general account. Accumulation value in each subaccount equal to the contract indebtedness so withdrawn will be transferred to the loan collateral account. If loan interest is not paid when due, it becomes loan principal. Accumulation value held in the loan collateral account earns interest daily at an annual rate guaranteed to be at least 4%.

A loan may be repaid in whole or in part at any time while the contract is in force. When a loan repayment is made, accumulation value securing contract indebtedness in the loan collateral account equal to the loan repayment will be allocated first to the general account until the amount borrowed has been replaced. The balance of the repayment will then be allocated to the general account and the variable subaccounts using the same percentages as then in effect to allocate net premiums.

Surrender Privileges -- at any time you may surrender your contract in full and receive the proceeds. Your contract also gives you a partial surrender right. At any time after the first year from the issue date, you may withdraw part of your cash surrender value. Such withdrawals will reduce your contract's death benefit and may be subject to a surrender charge.

Withholding Payment After Premium Payment -- We may withhold payment of any increased accumulation value or loan value resulting from a recent premium payment until your premium check has cleared. This could take up to 15 days after we receive your check.

PREMIUMS An initial premium is required to purchase a contract. In addition, you must pay a minimum premium to keep the death benefit guarantee in effect. You must have paid, cumulatively, total premiums that equal or exceed the monthly minimum premium indicated on the contract specification page multiplied by the number of contract months the contract has been in effect. If you fail to meet this requirement, the death benefit guarantee is no longer in effect and may generally not be reinstated. The monthly minimum premium indicated on the contract specification page will remain a level amount until you reach the end of the death benefit guarantee period shown on the contract specification page. You choose this period from among the available periods. Currently there are 2 different periods available: 5 years or to maturity. Not all options are available in all states.

We may, at our discretion, refuse to accept a premium payment of less than $25 or one that would cause the contract, without an increase in death benefit, to be disqualified as life insurance or to be treated as a modified

Form 5741
endowment contract under federal law. Otherwise, the amount and timing of premium payments is left to your discretion.

To aid you in formulating your insurance plan under the contract, you will adopt a planned premium schedule at the time of purchase indicating your intended level of payments. The planned premium will generally be an amount greater than your minimum premium and less than your guideline annual premium. You do not have to follow the planned premium, as it is only a planning device.

Allocation of Premiums -- you may allocate your net premiums among up to 10 of the variable subaccounts and to the general account in any combination of whole percentages. You indicate your initial allocation in the contract application. Thereafter, you may transfer accumulation values and reallocate future premiums.

Transfers -- we allow transfers of accumulation values among the subaccounts of VAR and to the general account at any time. Transfers from the general account to the subaccounts are subject to certain restrictions.

Lapse -- provided you pay the minimum premiums required to maintain the death benefit guarantee, your contract will not lapse during the death benefit guarantee period. If you fail to pay the minimum premiums, the death benefit guarantee expires. Without the death benefit guarantee, the contract will remain in force as long as the cash surrender value less any outstanding contract indebtedness is sufficient to pay the next monthly deduction. When the cash surrender value will not pay the next monthly deduction, you will have a 61 day grace period in which to increase your cash surrender value by paying additional premiums. If you do not pay sufficient additional premiums during the grace period, the contract will lapse and terminate without value.

Reinstatement -- once a contract has lapsed, you may request reinstatement of the contract any time within five years of the lapse. Satisfactory proof of insurability of both insureds payment of a reinstatement premium are required for reinstatement.


Free Look -- following the initial purchase of your contract or any subsequent increase in the stated amount, you are entitled to a free look period. During the free look period, you may cancel the contract or increase, as applicable, and we will refund all the money you have paid, or the contract value, depending on your state's laws. The free look period expires 20 days from your receipt of the contract or increase.


CHARGES AND DEDUCTIONS We make charges against or deductions from premium payments, accumulation values and contract surrenders as follows:


(a) from premiums we deduct a premium expense charge in proportion to your current premium allocation choices. The premium expense charge includes:


     - a 4.00% deduction from premium payments for 20 years. This charge compensates us for our sales and distribution expenses, including agents' commissions, advertising and printing,

     - a deduction for the state premium tax and any other state and local taxes applicable to your contract. Currently, state premium taxes vary from 0% to 4%;


(b) against the accumulation value we make a monthly deduction, deducted in proportion to the values in your various subaccounts and the General Account, covering:


     - the cost of insurance,

     - administrative expenses ($10),

     - the risk of providing the death benefit guarantee ($0.00 or $0.03 per thousand of stated amount, depending on the death benefit guarantee period you choose), and the cost of any optional insurance benefit added by rider;


(c) against the assets of the variable subaccounts and in proportion to the values in your various subaccounts, we assess a daily charge equal to an annualized rate of 0.75% of such assets to compensate us for assuming certain mortality and expense risks; and


Form 5741

(d) from accumulation value we deduct surrender charges in the event of full surrender, certain partial surrenders and decreases in stated amount. Surrender charges vary based on your ages, sexes, underwriting classifications and the length of time you have held your policy. See the specification pages of your policy for more detailed information.

The following table illustrates the maximum surrender charge per $1,000 of stated amount for a male and female insureds at the same age and rating classification. In no event will the surrender charge be more than $60 per $1,000 of stated amount.

              MAXIMUM SURRENDER CHARGE PER $1,000 OF STATED AMOUNT

                        AGE AND SEX                           SUPER PREFERRED   SMOKER
                        -----------                           ---------------   ------
Male 35; Female 35..........................................      $18.50        $20.05
Male 45; Female 45..........................................       23.43         25.89
Male 55; Female 55..........................................       31.91         35.72
Male 65; Female 65..........................................       47.58         53.29
Male 75; Female 75..........................................       56.44         56.09

(e) against the assets of each fund, the following management fees and other expenses:

                                                                      TOTAL FUND
                                                                       EXPENSES      TOTAL       TOTAL FUND
                                                                       WITHOUT      WAIVERS       EXPENSES
                                              MANAGEMENT    OTHER     WAIVERS OR      AND       WITH WAIVERS
                                                 FEES      EXPENSES   REDUCTIONS   REDUCTIONS   OR REDUCTIONS
                                              ----------   --------   ----------   ----------   -------------
OHIO NATIONAL FUND, INC.:
  Money Market..............................     0.30%       0.11%       0.41%        0.05%         0.36%
  Equity....................................     0.80%       0.12%       0.92%        0.00%         0.92%
  Bond......................................     0.60%       0.17%       0.77%        0.00%         0.77%
  Omni......................................     0.54%       0.13%       0.67%        0.00%         0.67%
  S&P 500 Index.............................     0.38%       0.11%       0.49%        0.00%         0.49%
  International.............................     0.90%       0.36%       1.26%        0.05%         1.21%
  International Small Company...............     1.00%       1.06%       2.06%        0.00%         2.06%
  Capital Appreciation......................     0.80%       0.15%       0.95%        0.00%         0.95%
  Small Cap.................................     0.80%       0.09%       0.89%        0.00%         0.89%
  Aggressive Growth.........................     0.80%       0.15%       0.95%        0.00%         0.95%
  Growth & Income...........................     0.85%       0.10%       0.95%        0.00%         0.95%
  Capital Growth............................     0.90%       0.19%       1.09%        0.00%         1.09%
  High Income Bond..........................     0.75%       0.38%       1.13%        0.00%         1.13%
  Equity Income.............................     0.75%       0.53%       1.28%        0.00%         1.28%
  Blue Chip.................................     0.90%       0.45%       1.35%        0.00%         1.35%
  Core Growth...............................     0.95%       0.11%       1.06%        0.00%         1.06%
  Nasdaq 100 Index*.........................     0.75%       0.20%       0.95%        0.00%         0.95%
GOLDMAN SACHS VARIABLE INSURANCE TRUST:
  Goldman Sachs Growth and Income...........     0.75%       0.47%       1.22%        0.22%         1.00%
  Goldman Sachs CORE U.S. Equity............     0.70%       0.20%       0.90%        0.00%         0.90%
  Goldman Sachs Capital Growth..............     0.75%       0.94%       1.69%        0.69%         1.00%
JANUS ASPEN SERIES (SERVICE SHARES):
  Growth....................................     0.65%       0.27%       0.92%        0.00%         0.92%
  Worldwide Growth..........................     0.65%       0.30%       0.95%        0.00%         0.95%
  Balanced..................................     0.65%       0.27%       0.92%        0.00%         0.92%
LAZARD RETIREMENT SERIES, INC.:
  Small Cap.................................     0.75%       6.56%       7.31%        6.06%         1.25%
  Emerging Markets..........................     1.00%       8.59%       9.59%        7.99%         1.60%

Form 5741

                                                                      TOTAL FUND
                                                                       EXPENSES      TOTAL       TOTAL FUND
                                                                       WITHOUT      WAIVERS       EXPENSES
                                              MANAGEMENT    OTHER     WAIVERS OR      AND       WITH WAIVERS
                                                 FEES      EXPENSES   REDUCTIONS   REDUCTIONS   OR REDUCTIONS
                                              ----------   --------   ----------   ----------   -------------
PBHG INSURANCE SERIES FUND, INC.:
  PBHG Technology & Communications..........     0.85%       0.24%       1.09%        0.00%         1.09%
STRONG VARIABLE INSURANCE FUNDS, INC.:
  Strong Mid Cap Growth II..................     1.00%       0.17%       1.17%        0.02%         1.15%
  Strong Opportunity II.....................     1.00%       0.14%       1.14%        0.00%         1.14%
VARIABLE INSURANCE PRODUCTS FUND (FIDELITY):
  VIP Contrafund............................     0.58%       0.37%       0.95%        0.00%         0.95%
  VIP Mid Cap...............................     0.57%       0.68%       1.25%        0.00%         1.25%
  VIP Growth................................     0.58%       0.35%       0.93%        0.00%         0.93%


     * charges for the Nasdaq 100 Index Portfolio are estimated.

The waivers and reductions are voluntary and may be terminated at any time. If such waivers and/or reductions are terminated, the cost of your contract may increase.

In addition to the foregoing charges and deductions, we assess the following three service charges:

     - for partial surrenders the lesser of $25 or 2% of the amount surrendered,

     - up to $15 (currently the charge is $3 and is waived on the first four transfers during any contract year) for transfers of accumulation value among the subaccounts and the general account and,

     - up to $100 (currently no charge is being made) for any special illustration of contract benefits that you may request.

Currently we impose lesser charges for transfers and illustrations, but we only guarantee that such charges will never exceed the amounts stated above. We also reserve the right to assess the assets of each subaccount for any taxes payable by us on account of such assets. Certain expenses and an investment advisory fee will be assessed against Fund assets, as described in the Fund prospectuses.

FEDERAL TAX MATTERS All death benefits paid under the contract will generally be excludable from the beneficiary's gross income for federal income tax purposes. Under current federal tax law, as long as the contract qualifies as a "life insurance contract", any increases in accumulation value attributable to favorable investment performance should accumulate on a tax deferred basis in the same manner as with traditional whole life insurance. Partial withdrawals and surrenders, however, may result in the taxation of the portion of such withdrawals or surrenders drawn from the increase in accumulation value resulting from favorable investment performance. If payments are made in excess of a rate that would pay up a contract after seven level annual payments, there may be taxation of, including a penalty tax on, portions of the proceeds of loans, withdrawals or surrenders.

                     OHIO NATIONAL FINANCIAL SERVICES GROUP

OHIO NATIONAL LIFE ASSURANCE CORPORATION

We were established on June 26, 1979 under the laws of Ohio to facilitate the issuance of certain nonparticipating insurance policies. We are a wholly-owned stock subsidiary of Ohio National Life. We are licensed to sell life insurance in 47 states, the District of Columbia and Puerto Rico.

Form 5741

THE OHIO NATIONAL LIFE INSURANCE COMPANY ("OHIO NATIONAL LIFE")


Ohio National Life was organized under the laws of Ohio on September 9, 1909 as a stock life insurance company. Ohio National is now a subsidiary of Ohio National Financial Services, Inc., which is a subsidiary of Ohio National Mutual Holdings, Inc. It writes life, accident and health insurance and annuities in 47 states, the District of Columbia and Puerto Rico. Currently it has assets in excess of $7.5 billion and equity in excess of $700 million. Ohio National Life provided us with the initial capital to finance our operations. From time to time, Ohio National Life may make additional capital contributions, although it is under no legal obligation to do so and its assets do not support the benefits provided under your contract.


OHIO NATIONAL VARIABLE ACCOUNT R ("VAR")

We established VAR on May 6, 1985 pursuant to the insurance laws of the State of Ohio. VAR is registered with the Securities and Exchange Commission (the "Commission") under the Investment Company Act of 1940 ("1940 Act") as a unit investment trust. Such registration does not involve supervision by the Commission of the management or investment policies of the variable account or of us. Under Ohio law, VAR's assets are held exclusively for the benefit of contractowners and persons entitled to payments under the contract. VAR's assets are not chargeable with liabilities arising out of our other business.

We keep VAR's assets physically segregated from assets of our general account. We maintain records of all purchases and redemptions of Fund shares by each of VAR's subaccounts.

VAR has subaccounts corresponding to each of the Funds listed on pages 2 and 3. VAR may in the future add or delete investment subaccounts. Each investment subaccount will invest exclusively in shares representing interests in one of the Funds. The income and realized and unrealized gains or losses on the assets of each subaccount are credited to or charged against that subaccount without regard to income or gains or losses from any other subaccount.

THE FUNDS

The Funds are mutual funds registered under the Investment Company Act of 1940. Fund shares are sold only to insurance company separate accounts to fund variable annuity contracts and variable life insurance policies and, in some cases, to qualified plans. The value of each Fund's investments fluctuates daily and is subject to the risk that Fund management may not anticipate or make changes necessary in the investments to meet changes in economic conditions.

The Funds receive investment advice from their investment advisers. The Funds pay each of the investment advisers a fee as described in the Fund prospectuses. In some cases, the investment adviser pays part of its fee to a subadviser.

Affiliates of certain Funds may compensate us based upon a percentage of the Fund's average daily net assets that are allocated to VAR. These percentages vary by Fund. This is intended to compensate us for administrative and other services we provide to the Funds and their affiliates.

For additional information concerning the Funds, including their investment objectives, see the Fund prospectuses. Read them carefully before investing. They may contain information about other funds that are not available as investment options for these contracts. You cannot be sure that any Fund will achieve its stated objectives and policies.

The investment policies, objectives and/or names of some of the Funds may be similar to those of other investment companies managed by the same investment adviser or subadviser. However, similar funds often do not have comparable investment performance. The investment results of the Funds may be higher or lower than those of the other funds.

Form 5741

MIXED AND SHARED FUNDING

In addition to being offered to VAR, certain Fund shares are offered to Ohio National Life's separate accounts for variable annuity contracts. Fund shares may also be offered to other insurance company separate accounts and qualified plans. It is conceivable that in the future it may become disadvantageous for one or more of variable life and variable annuity separate accounts, or separate accounts of other life insurance companies, and qualified plans, to invest in Fund shares. Although neither we nor any of the Funds currently foresee any such disadvantage, the Board of Directors or Trustees of each Fund will monitor events to identify any material conflict among different types of owners and to determine if any action should be taken. That could possibly include the withdrawal of VAR's participation in a Fund. Material conflicts could result from such things as:

     - changes in state insurance law;

     - changes in federal income tax law;

     - changes in the investment management of any portfolio of one of the Funds, or

     - differences between voting instructions given by different types of contractowners.

                                 DEATH BENEFITS

As long as the contract remains in force we will, upon receipt of due proof of the death of both insureds, pay the contract proceeds to the beneficiary. The contract does not pay a death benefit upon the death of the first insured. The amount of the death benefit payable will be determined as of the date of death of the second insured, or on the next following valuation date if the date of death is not a valuation date. Unless a settlement option is elected, the proceeds will be paid according to your beneficiary's selection from the settlement options listed in the contract. We offer both beneficiaries and contractowners a wide variety of settlement options listed in the contract.

The contract provides for two death benefit plans: a level plan ("Plan A") and a variable plan ("Plan B"). Generally, you designate the death benefit plan in your contract application. Subject to certain restrictions, you may change the death benefit plan from time to time. As long as the contract remains in force, the death benefit under either plan will never be less than the stated amount of the contract.

PLAN A -- LEVEL BENEFIT

The death benefit is the greater of:

     - the contract's stated amount on the date of the death of the second insured or

     - the death benefit determined by the corridor percentage test.

Form 5741

The death benefit determined by the corridor percentage test equals the accumulation value of the contract on the date of death of the second insured plus such accumulation value multiplied by the corridor percentage. The corridor percentage varies with attained age of the younger insured, as indicated in the following table:

               CORRIDOR    ATTAINED    CORRIDOR    ATTAINED    CORRIDOR                    CORRIDOR
ATTAINED AGE  PERCENTAGE     AGE      PERCENTAGE     AGE      PERCENTAGE   ATTAINED AGE   PERCENTAGE
------------  ----------   --------   ----------   --------   ----------   ------------   ----------
40 & below       150%       52          71  %        64         22  %          91           4  %
    41           143        53          64           65         20             92           3  %
    42           136        54          57           66         19             93           2  %
    43           129        55          50           67         18             94           1  %
    44           122        56          46           68         17         95 & above       0  %
    45           115        57          42           69         16
    46           109        58          38           70         15
    47           103        59          34           71         13
    48            97        60          30           72         11
    49            91        61          28           73         9
    50            85        62          26           74         7
    51            78        63          24         75-90        5

Illustration of Plan A. Assume that the younger insured's attained age at time of the second insured's death is 40 and that the stated amount of the contract is $100,000.

Under these circumstances, any time the accumulation value of the contract is less than $40,000, the death benefit will be the stated amount. However, any time the accumulation value exceeds $40,000, the death benefit will be greater than the contract's $100,000 stated amount due to the corridor percentage test. This is because the death benefit for the second insured who dies at the younger insured's age 40 must be at least equal to the accumulation value plus 150% of the accumulation value. Consequently, each additional dollar added to accumulation value above $40,000 will increase the death benefit by $2.50. Similarly, to the extent accumulation value exceeds $40,000, each dollar taken out of accumulation value will reduce the death benefit by $2.50. If, for example, the accumulation value is reduced from $48,000 to $40,000, the death benefit will be reduced from $120,000 to $100,000. However, further reductions in the accumulation value below the $40,000 level will not affect the death benefit so long as the reductions are due to performance. Reductions due to surrenders, loans and partial surrenders do affect the death benefit.

In the foregoing example, the breakpoint of $40,000 of accumulation value for using the corridor percentage test to calculate the death benefit was determined by dividing the $100,000 stated amount by 100% plus 150% (the corridor percentage at age 40, as shown in the table above). For your contract, you may make the corresponding determination by dividing your stated amount by 100% plus the corridor percentage for the younger insured's age (see the table above). The calculation will yield a dollar amount which will be your breakpoint for using the corridor percentage test. If your accumulation value is greater than such dollar figure, your death benefit will be determined by the corridor percentage test. If it is less, your death benefit will be your stated amount.

PLAN B -- VARIABLE BENEFIT

The death benefit is equal to the greater of:

     - the stated amount plus the accumulation value on the date of death of the second insured or

     - the death benefit determined by the corridor percentage as described above and using the foregoing table of corridor percentages.

Illustration of Plan B. Again assume that the younger insured's attained age at the time of the second insured's death is 40 and that the stated amount of the contract is $100,000.

Form 5741

Under these circumstances, a contract with accumulation value of $20,000 will have a death benefit of $120,000 ($100,000 + $20,000). An accumulation value of $60,000 will yield a death benefit of $160,000 ($100,000 + $60,000). The death benefit under this illustration, however, must be at least equal to the accumulation value plus 150% of the contract's accumulation value. As a result, if the accumulation value of the contract exceeds $66,667, the death benefit will be greater than the stated amount plus accumulation value. Each additional dollar of accumulation value above $66,667 will increase the death benefit by $2.50. Under this illustration, a contract with an accumulation value of $80,000 will provide a death benefit of $200,000 ($80,000 + 150% (LOGO) $80,000).
Similarly, to the extent that accumulation value exceeds $66,667, each dollar taken out of accumulation value reduces the death benefit by $2.50. If, for example, the accumulation value is reduced from $80,000 to $68,000, the death benefit will be reduced from $200,000 to $170,000.

In the foregoing example, the breakpoint of $66,667 of accumulation value for using the corridor percentage test to calculate the death benefit was determined by dividing the $100,000 stated amount by 150% (the corridor percentage at age 40, as shown in the table above). For your contract, you may make the corresponding determination by dividing your stated amount by the corridor percentage for the younger insured's age (see the table above). The calculation will yield a dollar amount which will be your breakpoint for using the corridor percentage test. If your accumulation value is greater than such dollar figure, your death benefit will be determined by the corridor percentage test. If it is less, your death benefit will be your stated amount plus your accumulation value.

CHANGE IN DEATH BENEFIT PLAN

Generally, after the first contract year, you may change your death benefit plan on any process day by sending us a written request. Changing death benefit plans from Plan B to Plan A will not require evidence of insurability. Changing death benefit plans from Plan A to Plan B may require evidence of insurability. The effective date of any such change will be the process day on or following the date of receipt of your request.

As a general rule, when you wish to have favorable investment performance reflected in higher accumulation value, you should elect the Plan A death benefit. Conversely, when you wish to have favorable investment performance reflected in increased insurance coverage, you should generally elect the Plan B death benefit.

If you change your death benefit plan from Plan B to Plan A, your stated amount will be increased by the amount of your accumulation value to equal the death benefit which would have been payable under Plan B on the effective date of the change. For example, a Plan B contract with a $100,000 stated amount and $20,000 accumulation value ($120,000 death benefit) would be converted to a Plan A contract with $120,000 stated amount. Again, the death benefit would remain the same on the effective date of the change.

A change in the death benefit option will not alter the amount of the accumulation value or the death benefit payable under the contract on the effective date of the change. However, switching between the variable and the level plans will alter your insurance program with consequent effects on the level of your future death benefits, accumulation values and premiums. For a given stated amount, the death benefit will be greater under Plan B than under Plan A, but the monthly deduction will be greater under Plan B than under Plan
A. Furthermore, assuming your accumulation value continues to increase, your future cost of insurance charges will be higher after a change from Plan A to Plan B and lower after a change from Plan B to Plan A. If your accumulation value decreases in the future, the opposite will be true. Changes in the cost of insurance charges have no effect on your death benefit under Plan A. Under Plan B, however, increased cost of insurance charges will reduce the future accumulation value and death benefit to less than they otherwise would be.

DEATH BENEFIT GUARANTEE

We guarantee that the contract will not lapse during the death benefit guarantee period provided you pay the minimum premium. (See "Premiums -- Minimum Premiums.") Accordingly, as long as the death benefit

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guarantee is in effect, the contract will not lapse even if, because of adverse investment performance, the cash surrender value falls below the amount needed to pay the next monthly deduction. A charge per $1,000 of stated amount will be made for each month the death benefit guarantee is in effect. The charge is $0.00 if you choose a 5 year guarantee or $0.03 if you choose the guarantee to maturity. (Only the 5 year guarantee is available in Massachusetts and Texas.)

If on any process day the minimum premium requirement is not met, we will send you a notice of the required payment. If we do not receive the required payment within 61 days of the date of the mailing of such notice, the death benefit guarantee will no longer be in effect. Generally, the death benefit guarantee may not be reinstated once it has been lost. However, we may at our discretion permit you to reinstate the death benefit guarantee if you:

     - double your stated amount or

     - increase your stated amount by $100,000 or more.

A new minimum premium will be required to maintain the reinstated death benefit guarantee.

CHANGES IN STATED AMOUNT

Subject to certain limitations, you may at any time after the first contract year increase or decrease your stated amount by sending us a written request. We may limit you to two such changes in each contract year. Any change must be of at least $5,000. The effective date of the increase or decrease will be the process day on or following approval of the request. A change in stated amount will affect the monthly insurance charges and surrender charges.

Increases. An increase is treated in a similar manner to the purchase of a new contract. To obtain an increase, you must both be alive and must submit a supplemental application to us with satisfactory proof of insurability of both insureds. Depending on your accumulation value, you may or may not have to pay additional premiums to obtain an increase. If you must pay an additional premium, we must receive it by the effective date of the increase.

After an increase, a portion of premium payments will be allocated to such increase. The amount so allocated will bear the same relationship to total premium payments as the guideline annual premium for such increase bears to the guideline annual premium for your initial stated amount plus the guideline annual premiums for all increases.

Only the increase in stated amount will be subject to the additional surrender charge.

With respect to premiums allocated to an increase, you will have the same free look and conversion rights with respect to an increase as with the initial purchase of your contract.

Decreases. You may decrease your stated amount after the first year from the issue date or the date of any increase, subject to the following limitations:

     - The stated amount after any requested decrease may not be less than the minimum stated amount of $100,000.

     - We will not permit a decrease in stated amount if the contract's cash value is such that reducing the stated amount would cause the death benefit after the decrease to be determined by the corridor percentage test.

     - We will not permit a decrease in stated amount if the decrease would disqualify the contract as life insurance under the Code.

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If you decrease your stated amount, we will deduct any applicable surrender charge from your accumulation value. For purposes of calculating the amount of that surrender charge and the cost of insurance charge on your remaining coverage, a decrease in stated amount will reduce your existing stated amount in the following order:

     - the stated amount provided by your most recent increase,

     - your next most recent increases successively, and

     - your initial stated amount.

                               ACCUMULATION VALUE

Your contract provides certain accumulation value benefits. Subject to certain limitations, you may obtain access to the accumulation value of your contract. You may borrow against your contract's loan value and you may surrender your contract in whole or in part.

The accumulation value of your contract is the sum of the accumulation values in the subaccounts, the general account and the loan collateral account. The following discussion relates only to the variable subaccounts of VAR. The general account and the loan collateral account are discussed elsewhere in this prospectus.

DETERMINATION OF VARIABLE ACCUMULATION VALUES

Your accumulation value in VAR may increase or decrease depending on the investment performance of the subaccounts you choose. There is no guaranteed minimum accumulation value in VAR.

The accumulation value of your contract will be calculated initially on the later of the issue date or when we first receive a premium payment. After that, it is calculated on each valuation date. On the initial valuation date, your accumulation value will equal the initial premium paid minus the premium expense charge and the first monthly deduction. On each subsequent valuation date, your accumulation value will be (1) plus any transactions referred to in (2), (3) and
(4) and minus any transactions referred to in (5), (6) and (7) which occur during the current valuation period, where:

     (1) is the sum of each subaccount's accumulation value as of the previous valuation date multiplied by each subaccount's net investment factor for the current valuation period;

     (2) is net premiums allocated to VAR;

     (3) is transfers from the loan collateral account as a result of loan repayments and reallocations of accumulation value from the general account;

     (4) is interest on contract indebtedness credited to the variable subaccounts;

     (5) is transfers to the loan collateral account in connection with contract loans and reallocations of accumulation value to the general account;

     (6) is any partial surrender made (and any surrender charge imposed); and

     (7) is the monthly deduction.

ACCUMULATION UNIT VALUES

We use accumulation units as a measure of value for bookkeeping purposes. When you allocate net premiums to a subaccount, we credit your contract with accumulation units. In addition, other transactions, including loans, partial and full surrenders, transfers, surrender and service charges, and monthly deductions, affect the number of accumulation units credited to your contract. The number of units credited or debited in connection with any such transaction is determined by dividing the dollar amount of such transaction by the unit value of the affected subaccount. We determine the unit value of each subaccount on each valuation date. The number of units so

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

credited or debited will be based on the unit value on the valuation date on which the premium payment or transaction request is received by us at our home office. The number of units credited will not change because of subsequent changes in unit value. The dollar value of each subaccount's units will reflect asset charges and the investment performance of the corresponding portfolio of the Funds.

The accumulation unit value of each subaccount's unit initially was $10. The unit value of a subaccount on any valuation date is calculated by multiplying the subaccount unit value on the previous valuation date by its net investment factor for the current valuation period.

NET INVESTMENT FACTOR

We use a net investment factor to measure investment performance of each subaccount and to determine changes in unit value from one valuation period to the next. The net investment factor for a valuation period is (a) divided by (b) minus (c) where:

     (a) is (i) the value of the assets of the subaccount at the end of the preceding valuation period, plus (ii) the investment income and capital gains, realized or unrealized, credited to the assets of the subaccount during the valuation period for which the net investment factor is being determined, minus, (iii) any amount charged against the subaccount for taxes or any amount set aside during the valuation period by us to provide for taxes we determine are attributable to the operation or maintenance of that subaccount (currently there are no such taxes);

     (b) is the value of the assets of the subaccount at the end of the preceding valuation period; and

     (c) is a charge no greater than 0.0020626% on a daily basis. This corresponds to 0.75% on an annual basis for mortality and expense risks.

LOANS

After the first contract year, you may borrow up to the loan value of your contract. The loan value is the cash surrender value less the cost of insurance charges on your contract to the end of the current contract year. The loan value will never be less than 90% of the cash surrender value. We will generally distribute the loan proceeds to you within seven days from receipt of your request for the loan at our home office, although payment of the proceeds may be postponed under certain circumstances. (See "General Provisions -- Postponement of Payments".) In some circumstances, loans may involve tax liability. (See "Federal Tax Matters".)

When a loan is made, accumulation value in an amount equal to the loan will be taken from the general account and each subaccount in proportion to your accumulation value in the general account and each subaccount. This value is then held in the loan collateral account and earns interest at an effective rate guaranteed to be at least 4% per year. Such interest is credited to the subaccounts and the general account in accordance with the premium allocation then in effect.

We charge interest on loans in advance each year at a rate of 7.4% per year, equivalent to an effective annual rate of 8%. When we make a loan, we add to the amount of the loan the interest covering the period until the end of the contract year. At the beginning of each subsequent contract year, if you fail to pay the interest in cash, we will transfer sufficient accumulation value from the general account and each subaccount to pay the interest for the following contract year. The allocation will be in proportion to your accumulation value in each subaccount.

You may repay a loan at any time, in whole or in part, before we pay the contract proceeds. When you repay a loan, interest already charged covering any period after the repayment will reduce the amount necessary to repay the loan. Premiums paid in excess of any planned premiums when there is a loan outstanding will be first applied to reduce or repay such loan, unless you request otherwise. Upon repayment of a loan, the loan collateral account will be reduced by the amount of the repayment and the repayment will be allocated first to the general account,

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

until the amount borrowed from the general account has been repaid. Unless we are instructed otherwise, the balance of the repayment will then be applied to the subaccounts and the general account according to the premium allocation then in effect.

Any outstanding contract indebtedness will be subtracted from the proceeds payable at the second insured's death and from cash surrender value upon complete surrender or maturity.

A loan, whether or not repaid, will have a permanent effect on a contract's cash surrender value (and the death benefit under Plan B contracts) because the investment results of the subaccounts will apply only to the amount remaining in the subaccounts. The longer the loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If investment results are greater than the rate being credited upon the amount of the loan while the loan is outstanding, contract values will not increase as rapidly as they would have if no loan had been made. If investment results are below that rate, contract values will be higher than they would have been had no loan been made.

Certain policy loans may result in currently taxable income and tax penalties. If you are considering the use of policy loans as retirement income, you should consult your personal tax adviser regarding potential tax consequences that may arise if you do not make necessary payments to keep the policy from lapsing. The amount of the premium payments necessary to keep the policy from lapsing will increase with your age.

SURRENDER PRIVILEGES

As an alternative to obtaining access to your accumulation value by using the loan provisions described above, you may obtain your cash surrender value by exercising your surrender or partial surrender privileges. Surrenders, however, may involve tax liability.

You may surrender your contract in full at any time by sending a written request together with the contract to our home office. The cash surrender value of the contract equals the accumulation value less any applicable surrender charges. Upon surrender, the amount of any outstanding loans will be deducted from the cash surrender value to determine the proceeds. The proceeds will be determined on the valuation date on which the request for a surrender is received. Proceeds will generally be paid within seven days of receipt of a request for surrender.

After the first year after the issue date, you may obtain a portion of your accumulation value upon partial surrender of the contract. Partial surrenders cannot be made more than twice during any contract year. The amount of any partial surrender may not exceed the cash surrender value, minus:

     - any outstanding contract indebtedness,

     - an amount sufficient to cover the next two monthly deductions and

     - the service charge of $25 or 2% of the amount surrendered, if less.

We will reduce the accumulation value of your contract by the amount of any partial surrender. In doing so, we will deduct the accumulation value taken by a partial surrender from each increase and your initial stated amount in proportion to the amount such increases and initial stated amount bear to the total stated amount.

Under Plan A, a partial surrender reduces your stated amount. Such a surrender will result in a dollar for dollar reduction in the death proceeds except when the death proceeds of your contract are determined by the corridor percentage test. The stated amount remaining after a partial surrender may be no less than the minimum stated amount of $100,000. If increases in stated amount have occurred previously, a partial surrender will first reduce the stated amount of the most recent increase, then the next most recent increases successively, then the initial stated amount.

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Under Plan B, a partial surrender reduces your accumulation value. Such a reduction will result in a dollar for dollar reduction in the death proceeds except when the death proceeds are determined by the corridor percentage test. Because the Plan B death benefit is the sum of the accumulation value and stated amount, a partial surrender under Plan B does not reduce your stated amount but instead reduces accumulation value.

If the proceeds payable under either death benefit option both before and after the partial surrender are determined by the corridor percentage test, a partial surrender generally will result in a reduction in proceeds equal to the amount paid upon such surrender plus such amount multiplied by the applicable corridor percentage.

During the first 25 contract years and for 25 years after the effective date of an increase, a partial surrender charge in addition to the service charge of the lesser of $25 or 2% of the amount surrendered will be made on the amount of partial surrenders in any contract year that exceeds 10% of the cash surrender value as of the end of the previous contract year.

MATURITY

We will pay you your accumulation value, reduced by any outstanding contract indebtedness, on the maturity date. The maturity date is listed on the specification page and is generally the end of the contract year nearest the 100th birthday of the youngest insured. If we consent, you may instead continue your contract as an extended endowment after the maturity date. In such case, the death benefit after the maturity date will equal your contract's cash surrender value.

                                    PREMIUMS

PURCHASING A CONTRACT

To purchase a contract, you must complete an application and submit it to us at our home office through the agent selling the contract. Generally, we will not issue a contract to a person older than age 80, but we may do so at our sole discretion. Typically if one (but not both) of the insureds is over 80, but not over 85, we will issue the contract, based on insurability. Non-smoker rates are available if you are age 18 or over. We will only issue contracts with stated amounts of $100,000 or more. All applications require evidence of insurability. Acceptance of any application is subject to our insurance underwriting rules. The review period for routine applications will generally last one week. Approval of applications that require supplemental medical information, however, may be delayed six weeks or more while such information is obtained and reviewed.

You must pay an initial premium in order for your contract to take effect. The contract takes effect as of the contract date. However, if you pay the initial premium at the time you submit your application, we will, pursuant to the Limited Temporary Life Insurance Agreement contained in such application, provide you with insurance coverage equal to your stated amount (up to $1,000,000) for a period of up to 60 days, starting on the later of the date of your application and the date you complete any required medical examination and ending on the date we approve or reject your application. We do not pay interest on initial premiums during the review period.

The contract date will be the same as the issue date, except in the case of a backdated contract where the contract date will be earlier than the issue date. At your request, we will backdate a contract as much as six months where permitted by state law. This procedure may be to your advantage where backdating will lower your age at issue and thereby lower your cost of insurance and surrender charges which are scaled by age. A backdated contract will be treated as though it had been in force since the contract date. Consequently, the initial premium required for a backdated contract will be larger than for a contract which is not backdated because you must pay the minimum premium, pay monthly deductions and pay all other charges associated with the contract for the period between the contract date and the issue date.

On the later of the issue date and the date we receive your initial premium, net premiums are allocated to the Money Market subaccount. On the first process day following the issue date or, if later, when we receive your

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

initial premium, such net premiums will be allocated among the subaccounts and the general account in accordance with your instructions as indicated in your application.


If we reject your application during the review period, we will refund to you all amounts you have paid under the contract. If you choose to cancel your contract during the free look period, we will refund your premium paid, or the contract value, depending on your state's laws.


PAYMENT OF PREMIUMS


We allocate premium payments to the various subaccounts or to the General Account the same day if received by us at our home office before 4:00 p.m. Eastern time. If a premium payment is dishonored, you will be liable to us for any changes in the market value between the date received and the date we are notified that the payment was dishonored. We will deduct any amount due for this reason from your contract value.


Unlike a traditional insurance policy, the contract does not require a fixed schedule of premium payments. Within certain limits, you may determine the amount and timing of your premium payments. As described below, such limits include an initial premium requirement and a minimum premium requirement. Your contract specification page will also include a schedule of planned premiums.

INITIAL PREMIUMS

You must pay an initial premium before we will make your contract effective. This premium may be submitted with your contract application or sent directly to us at our home office. The amount of the initial premium will be at least one monthly minimum premium. The initial premium for a backdated contract may be substantially greater.

TERM INSURANCE CONVERSION CREDIT

We will apply a term insurance conversion credit as premium paid in the first contract year. The conversion credit is based on (but not necessarily equal to) the amount of annual premium for the Ohio National Life Assurance Corporation term life insurance policy being converted to, or exchanged for, the new contract. Consult your agent for details.

MINIMUM PREMIUMS

You must pay the minimum premium to keep the death benefit guarantee in effect. Failure to make premium payments sufficient to maintain the death benefit guarantee will not necessarily cause your contract to lapse. However, once the death benefit guarantee does not apply to your contract, it may not be reinstated. The monthly deduction for the death benefit guarantee will not be imposed on contracts for which the death benefit guarantee is no longer in effect.

To pay the minimum premium, you must have paid at any time cumulative premiums, less any partial surrenders and contract indebtedness, equal to the monthly minimum premium multiplied by the number of contract months the contract has been in effect. The monthly minimum premium indicated on the contract specification page will remain a level amount until the end of the death benefit guarantee period.

PLANNED PREMIUMS

When you purchase a contract, you will be asked to adopt a planned premium schedule. The schedule is a planning device which indicates the level of premiums you intend to pay under the contract. You are not required to adhere to it. You may adopt, in consultation with your agent, any planned premium schedule that you wish. The amount of scheduled payments, however, should generally be set between the minimum premium necessary to keep the death benefit guarantee in effect and the maximum premium permitted for your contract to qualify as life insurance under the Code. The guideline annual premium is a level amount which should provide the benefits

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

under the contract through age 100 of the youngest insured and is based on guaranteed assumptions with respect to expenses and cost of insurance charges and investment performance of 4%.

In choosing your planned premium schedule, you will need to make a judgment as to the long-term rate of investment return which you expect under the contract. The higher your assumption as to the long-term rate of investment return, the lower your planned premium needs to be for a given insurance objective, and vice versa. There is no assurance that your planned premiums will provide the death proceeds or other benefits sought under the contract. By definition, the value of such benefits depends on the investment performance of the subaccounts which cannot be predicted. In any event, you may need to pay greater or lesser premiums than are indicated in the planned premium schedule to attain your insurance objectives.

We will furnish you an annual report which will show personalized hypothetical illustrations of your contract values under various performance scenarios and assumed rates of return one year from the date of the report based on planned premiums, guaranteed cost of insurance and guaranteed interest with respect to the general account. We may charge for this report.

As previously indicated, at any time you may pay more or less than the amount indicated in the planned premium schedule. We may at our discretion, however, refuse to accept any premium payment of less than $25 or so large that it would cause the contract, without an increase in death benefit, to be disqualified as life insurance or to be treated as a modified endowment contract under federal law.

ALLOCATION OF PREMIUMS

In the contract application, you may direct the allocation of your net premium payments among up to 10 of the subaccounts of VAR and the general account. Your initial allocation will take effect on the first process day following the issue date or, if later, when we receive your initial premium payment. Pending such allocation, net premiums will be held in the Money Market subaccount. If you fail to indicate an allocation in your contract application, we will leave your net premiums in the Money Market subaccount until we receive allocation instructions. The amount allocated to any subaccount or the general account must equal a whole percentage. You may change the allocation of your future net premiums at any time upon written notice to us. Premiums allocated to an increase will be credited to the subaccounts and the general account in accordance with your premium allocation then in effect on the later of the date of the increase or the date we receive such a premium.

TRANSFERS

You may transfer the accumulation value of your contract among the subaccounts of VAR and to the general account at any time. Each amount transferred must be at least $300 unless a smaller amount constitutes the entire accumulation value of the subaccount from which the transfer is being made, in which case you may only transfer the entire amount. There is a service charge of $3 for each transfer, but we are presently waiving that charge for the first four transfers during a contract year. Such fee is guaranteed not to exceed $15 in the future.

Transfers from the general account to the subaccounts are subject to additional restrictions. No more than 25% of the accumulation value in the general account as of the end of the previous contract year, or $1,000, if greater, may be transferred to one or more of the subaccounts in any contract year.

To the extent that transfers, surrenders and loans from a subaccount exceed net purchase payments and transfers into that subaccount, securities of the corresponding portfolio of the Fund may have to be sold. Excessive sales of a portfolio's securities on short notice could be detrimental to that portfolio and to contractowners with values allocated to the corresponding subaccount. To protect the interests of all contractowners we may limit the number, frequency, method or amount of transfers. Transfers from any Fund on any one day may be limited to 1% of the previous day's total net assets of that Fund if we or the Fund, in our or their discretion, believe that the Fund might otherwise be damaged.

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

If and when transfers must be so limited, some transfer requests will not be made. In determining which requests will be made, scheduled transfers (pursuant to a preexisting Dollar Cost Averaging program) will be made first, followed by mailed written requests in the order postmarked and, lastly, telephone and facsimile requests in the order received. If your transfer requests are not made, we will notify you. Current rules of the Commission preclude us from processing at a later date those requests that were not made. Accordingly, a new transfer request would have to be submitted in order to make a transfer that was not made because of these limitations.

DOLLAR COST AVERAGING

We administer a Dollar Cost Averaging ("DCA") program enabling you to preauthorize automatic monthly or quarterly transfers of a specified dollar amount:

     - from any variable subaccount to any of the other subaccounts or the general account, or

     - if established at the time the contract is issued and limited to accumulation values attributed to your initial premium payment, from the general account to any other subaccounts.

The DCA program is only available on contracts having a total accumulation value of at least $10,000. Each transfer under the DCA program must be at least $300, and at least 12 transfers must be scheduled. No transfer fee will be charged for DCA transfers. We may discontinue the DCA program at any time.

DCA generally has the effect of reducing the risk of purchasing at the top of a market cycle by reducing the average cost of indirectly purchasing Fund shares through the subaccounts to less than the average price of the shares on the same purchase dates. This is because greater numbers of shares are purchased when the share prices are lower than when prices are higher. However, DCA does not assure you of a profit, nor does it protect against losses in a declining market. In addition, in a rising market, DCA will produce a lower rate of return than will a single up-front investment. Moreover, for transfers from a subaccount not having a stabilized net asset value, DCA will have the effect of reducing the average price of shares being redeemed.


ELECTRONIC ACCESS



If you give us a pre-authorization form, contract and unit values and interest rates can be checked and transfers may be made by telephoning us between 7:00 a.m. and 8:00 p.m. (Eastern time) on days we are open for business, at 1-800-366-6654, #8 or by accessing our website at www.ohionational.com. You may only make one electronic transfer per day. We will honor pre-authorized electronic transfer instructions from anyone who provides the requested personal identifying information. We will not honor electronic or telephonic transfer (collectively "electronic") requests after the contractowner's death. For added security, we send the contractowner a written confirmation of all electronic transfers on the next business day. However, if we cannot complete a transfer as requested, our customer service representative will contact the contractowner in writing sent within 48 hours of the electronic access request. YOU MAY THINK THAT YOU HAVE LIMITED THIS ACCESS TO YOURSELF, OR TO YOURSELF AND YOUR REPRESENTATIVE. HOWEVER, ANYONE GIVING US THE NECESSARY IDENTIFYING INFORMATION CAN USE ELECTRONIC ACCESS ONCE YOU AUTHORIZE ITS USE.


LAPSE

Provided you pay the minimum premium and thereby keep the death benefit guarantee in effect, your contract will not lapse during the death benefit guarantee period. If you fail to pay the minimum premium and, as a result, the death benefit guarantee is not in effect, the contract will remain in force as long as the cash surrender value less any contract indebtedness is sufficient to pay the next monthly deduction. If the cash surrender value less any contract indebtedness is insufficient to pay the next monthly deduction, you will be given a 61 day grace period within which to make a premium payment to avoid lapse. The premium required to avoid lapse will be equal to the amount needed to allow the cash surrender value less any contract indebtedness to cover the monthly

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

deduction for two contract months. This required premium will be indicated in a written notice which we will send to you at the beginning of the grace period. The grace period begins when we mail the notice. The contract will continue in force throughout the grace period, but if the required premium is not received, the contract will terminate without value at the end of the grace period. If you die during the grace period, the death benefit will be reduced by the amount of any unpaid monthly deduction. However, the contract will never lapse due to insufficient cash surrender value as long as the death benefit guarantee is in effect.

REINSTATEMENT

If the contract lapses, you may apply for reinstatement anytime within five years. Your contract will be reinstated if you supply proof of insurability and pay the monthly cost of insurance charges from the grace period plus a reinstatement premium. The reinstatement premium, after deduction of the premium expense charge, must be sufficient to cover the monthly deduction for two contract months following the effective date of reinstatement. If a loan was outstanding at the time of lapse, we will require reinstatement or repayment of the loan and accrued interest at 6% per year before permitting reinstatement of the contract.

CONVERSION

Once during the first two years following the issue date and the date of any increase in stated amount, you may convert your contract or increase, as applicable, to a fixed benefit last survivor flexible premium life insurance policy by transferring all of your accumulation value to the general account. After such a transfer, values and death benefits under your contract will be determinable and guaranteed. Accumulation values will be determined as of the date we receive a conversion request at our home office. There will be no change in stated amount as a result of the conversion and no evidence of insurability is required. Outstanding loans need not be repaid in order to convert your contract. Transfers of accumulation value to the general account in connection with such a conversion will be made without charge.

FREE LOOK


You have a limited right to cancel your contract or any increase in stated amount. We will cancel the contract or increase if you notify us or our agent before 20 days from the date you receive the contract or increase. Within seven days after we receive your notice to cancel, we will return all of the money you paid for the cancelled contract or increase, or the contract value, depending upon your state's laws.


                             CHARGES AND DEDUCTIONS

We make charges against or deductions from premium payments, accumulation values and contract surrenders in the manner described below. Pennsylvania residents should consult the Pennsylvania Supplement for differing charges.

PREMIUM EXPENSE CHARGE


Each premium payment is subject to a premium expense charge which is deducted in proportion to your current premium allocation choices. The premium expense charge has two components: a federal tax charge and a charge for the state premium tax and any other state and local taxes applicable to your contract.


Distribution Charge. The contract is subject to a charge of 4% of premiums paid in the first 20 years. This charge is intended to help defray the distribution cost attributable to this contract.

State Premium Tax. Your premium payments will be subject to the state premium tax and any other state or local taxes applicable to your contract. Currently, most state premium taxes range from 0% to 4%.

Form 5741

OHIO NATIONAL LIFE EMPLOYEE DISCOUNT

Ohio National Life and its affiliated companies offer a credit on the purchase of contracts by any of their employees, directors or retirees, or their spouse or the surviving spouse of a deceased retiree, covering any of the foregoing or any of their minor children, or any of their children ages 18 to 21 who is either (i) living in the purchaser's household or (ii) a full-time college student being supported by the purchaser, or any of the purchaser's minor grandchildren under the Uniform Gifts to Minors Act. This credit is treated as additional premium under the contract.

The amount of the initial credit equals 40% of the first contract year's maximum commissionable premium or 40% of the maximum commissionable premium of an increase, which is credited to the general account of the employee's contract effective one day after the latest of the following three dates:

     - the policy approval date,

     - the policy effective date, or

     - the date the initial payment is received.

The subsequent credit, which is based on 3.5% of first year premium in excess of the maximum commissionable premium plus 3.5% of premiums paid in contract years two through six, is credited to the general account of the employee's contract at the beginning of the seventh contract year. For any increase that occurs during the first six contract years, the 40% initial credit on the increase described above substitutes for the 3.5% subsequent credit on that portion of the premium attributable to the increase.

MONTHLY DEDUCTION


As of the contract date and each subsequent process day, we will deduct from the accumulation value of your contract, in proportion to the values in your various subaccounts and the General Account, a monthly deduction to cover certain charges and expenses incurred in connection with the contract.


The monthly deduction consists of:

     - the cost of insurance,

     - an administration charge of $10 for the cost of establishing and maintaining contract records and processing applications and notices,

     - a monthly charge per $1,000 of stated amount to compensate us for underwriting costs.

     - a risk charge for the risk associated with the death benefit guarantee, and

     - the cost of additional insurance benefits provided by rider.

Your cost of insurance is determined on a monthly basis, and is determined separately for your initial stated amount and each subsequent increase in the stated amount. The monthly cost of insurance rate is based on your sexes, attained ages, and rate classifications. The cost of insurance is calculated by multiplying (i) by the result of (ii) minus (iii), where:

(i) is the cost of insurance rate as described in the contract. Such actual cost will be based on our expectations as to future mortality experience. It will not, however, be greater than the guaranteed cost of insurance rates set forth in the contract. Such rates for smokers and non-smokers are based on the 1980 Commissioner's Standard Ordinary, Male or Female, Smoker or Nonsmoker, mortality table age near birthday. The cost of insurance charge is guaranteed not to exceed such table rates for the insured's risk class;

(ii) is the death benefit at the beginning of the contract month divided by 1.0032737; and

Form 5741

(iii) is accumulation value at the beginning of the contract month.

In connection with certain employer-related plans, cost of insurance rates may not be based on sex.

The monthly charge per $1,000 of stated amount is based on the age of the younger insured. It is:

ISSUE AGE OF THE  LOAD PER $1,000 OF
YOUNGER INSURED     STATED AMOUNT
----------------  ------------------
     18-35              $0.033
     36-74              $0.035
      75+               $0.050

The monthly charge for the death benefit guarantee is $0.00, or $0.03 per $1,000 of your stated amount, depending upon which death benefit guarantee period you choose.

RISK CHARGE


Your accumulation value in VAR, but not your accumulation value in the general account, will also be subject to a risk charge intended to compensate us for assuming certain mortality and expense risks in connection with the contract. Such charge will be assessed in proportion to the values in your various subaccounts and at a daily rate of 0.0020471% against each of the variable subaccounts. This corresponds to an annual rate of 0.75%. The risks we assume include the risks of greater than anticipated mortality and expenses.


SURRENDER CHARGE

After the free look period and during the first 25 years of your contract and following any increase in stated amount, a surrender charge is assessed in connection with all complete surrenders, all lapses, all decreases in stated amount and certain partial surrenders. Surrender charges vary depending on your ages, sexes, underwriting, classifications and the length of time you have held your policy. See the specification page of your policy for more detailed information.

If you surrender your contract in full or it lapses when a surrender charge applies, we will deduct the total charge from your accumulation value. If you decrease the stated amount of your contract while a surrender charge applies, your accumulation value will be charged with the portion of the total surrender charge attributable to the stated amount cancelled by the decrease.

Partial surrenders in any contract year totaling 10% or less of the cash surrender value of your contract as of the end of the previous contract year are not subject to any surrender charge. Partial surrenders in any contract year in excess of 10% of the cash surrender value of your contract as of the end of the previous contract year will be subject to that percentage of the total surrender charges that is equal to the percentage of cash surrender value withdrawn minus 10%.

For example, assume a contract which now has, and at the end of the previous contract year had, an accumulation value of $11,100 and a surrender charge of $1,100. The cash surrender value of the contract is therefore $10,000. If you decide to withdraw 25% of such cash surrender value ($2,500), we will impose a charge equal to 15% (25% minus 10%) of the total surrender charge (.15 x $1,100 = $165) and reduce your accumulation value by that amount, as well as by the $2,500 you withdrew.

SERVICE CHARGES

A charge (currently $3 and guaranteed not to exceed $15) will be imposed on each transfer of accumulation values among the subaccounts of the variable account and the general account. Currently, the Company is not assessing this charge on the first four transfers made in any contract year. For partial surrenders, a service fee will be charged equal to the lesser of $25 or 2% of the amount surrendered. A fee, not to exceed $100, is charged for any illustration of benefits and values that you may request after the issue date.

Form 5741

OTHER CHARGES


We may also charge the assets of each subaccount and the general account to provide for any taxes that may become payable by us in respect of such assets. Under current law, no such taxes are anticipated. In addition, the Funds pay certain expenses that affect the value of your contract. The principal expenses at the Fund level are an investment advisory fee and Fund operating expenses. The Funds pay their Advisers annual fees on the basis of each portfolio's average daily net assets during the month for which the fees are paid.


Form 5741

The total expenses of each of the Funds in 2000, as a percent of each Fund's net assets, were:



                                                                     TOTAL FUND
                                                                      EXPENSES       TOTAL       TOTAL FUND
                                                                      WITHOUT       WAIVERS       EXPENSES
                                             MANAGEMENT    OTHER     WAIVERS OR       AND       WITH WAIVERS
                                                FEES      EXPENSES   REDUCTIONS   REDUCTIONS    OR REDUCTIONS
                                             ----------   --------   ----------   -----------   -------------
OHIO NATIONAL FUND, INC.:
  Money Market.............................     0.30%       0.11%       0.41%        0.05%          0.36%
  Equity...................................     0.80%       0.12%       0.92%        0.00%          0.92%
  Bond.....................................     0.60%       0.17%       0.77%        0.00%          0.77%
  Omni.....................................     0.54%       0.13%       0.67%        0.00%          0.67%
  S&P 500 Index............................     0.38%       0.11%       0.49%        0.00%          0.49%
  International............................     0.90%       0.36%       1.26%        0.05%          1.21%
  International Small Company..............     1.00%       1.06%       2.06%        0.00%          2.06%
  Capital Appreciation.....................     0.80%       0.15%       0.95%        0.00%          0.95%
  Small Cap................................     0.80%       0.09%       0.89%        0.00%          0.89%
  Aggressive Growth........................     0.80%       0.15%       0.95%        0.00%          0.95%
  Growth & Income..........................     0.85%       0.10%       0.95%        0.00%          0.95%
  Capital Growth...........................     0.90%       0.19%       1.09%        0.00%          1.09%
  High Income Bond.........................     0.75%       0.38%       1.13%        0.00%          1.13%
  Equity Income............................     0.75%       0.53%       1.28%        0.00%          1.28%
  Blue Chip................................     0.90%       0.45%       1.35%        0.00%          1.35%
  Core Growth..............................     0.95%       0.11%       1.06%        0.00%          1.06%
  Nasdaq 100 Index.........................     0.75%       0.20%       0.95%        0.00%          0.95%
GOLDMAN SACHS VARIABLE INSURANCE TRUST:
  Goldman Sachs Growth and Income..........     0.75%       0.47%       1.22%        0.22%          1.00%
  Goldman Sachs CORE U.S. Equity...........     0.70%       0.20%       0.90%        0.00%          0.90%
  Goldman Sachs Capital Growth.............     0.75%       0.94%       1.69%        0.69%          1.00%
JANUS ASPEN SERIES (SERVICE SHARES):
  Growth...................................     0.65%       0.27%       0.92%        0.00%          0.92%
  Worldwide Growth.........................     0.65%       0.30%       0.95%        0.00%          0.95%
  Balanced.................................     0.65%       0.27%       0.92%        0.00%          0.92%
LAZARD RETIREMENT SERIES, INC.:
  Small Cap................................     0.75%       6.56%       7.31%        6.06%          1.25%
  Emerging Markets.........................     1.00%       8.59%       9.59%        7.99%          1.60%
PBHG INSURANCE SERIES FUND, INC.:
  PBHG Technology & Communications.........     0.85%       0.24%       1.09%        0.00%          1.09%
STRONG VARIABLE INSURANCE FUNDS, INC.:
  Strong Mid Cap Growth II.................     1.00%       0.17%       1.17%        0.02%          1.15%
  Strong Opportunity II....................     1.00%       0.14%       1.14%        0.00%          1.14%
VARIABLE INSURANCE PRODUCTS FUND
  (FIDELITY):
  VIP Contrafund...........................     0.58%       0.37%       0.95%        0.00%          0.95%
  VIP Mid Cap..............................     0.57%       0.68%       1.25%        0.00%          1.25%
  VIP Growth...............................     0.58%       0.35%       0.93%        0.00%          0.93%


The waivers and reductions are voluntary and may be terminated at any time. If such waivers and/or reductions are terminated, the cost of your contract may increase.

                               GENERAL PROVISIONS

VOTING RIGHTS

We will vote the Fund shares held in the various subaccounts of VAR at Fund shareholder meetings in accordance with your instructions. If, however, the 1940 Act or any regulation thereunder should change and we determine

Form 5741
that it is permissible to vote the Fund shares in our own right, we may elect to do so. The number of votes as to which you have the right to instruct will be determined by dividing your contract's accumulation value in a subaccount by the net asset value per share of the corresponding Fund portfolio. Fractional shares will be counted. The number of votes as to which you have the right to instruct will be determined as of the date coincident with the date established by the Fund for determining shareholders eligible to vote at the Fund meeting. Voting instructions will be solicited in writing prior to such meeting in accordance with procedures established by the Fund. We will vote Fund shares attributable to contracts as to which no instructions are received, and any Fund shares held by VAR which are not attributable to contracts, in proportion to the voting instructions which are received with respect to contracts participating in VAR. Each person having a voting interest will receive proxy material, reports and other material relating to the Funds.

We may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that shares be voted so as to cause a change in subclassification or investment objective of the Fund or disapprove an investment advisory contract of the Fund. In addition, we may disregard voting instructions in favor of changes initiated by a contractowner in the investment policy or the investment adviser of the Fund if we reasonably disapprove of such changes. A change would be disapproved only if the proposed change is contrary to state law or prohibited by state regulatory authorities or we determined that the change would be inconsistent with the investment objectives of VAR or would result in the purchase of securities for VAR which vary from the general quality and nature of investments and investment techniques utilized by other separate accounts created by us or any of our affiliates which have similar investment objectives. In the event that we disregard voting instructions, a summary of that action and the reason for such action will be included in your next semi-annual report.

ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS

We reserve the right, subject to compliance with applicable law, to make additions to, deletions from or substitutions for the shares held by any subaccount or which any subaccount may purchase. If shares of the Funds should no longer be available for investment or if, in the judgment of management, further investment in shares of the Funds would be inappropriate in view of the purposes of the contract, we may substitute shares of any other investment company for shares already purchased, or to be purchased in the future. No substitution of securities will take place without notice to and the consent of contractowners and without prior approval of the Commission, all to the extent required by the 1940 Act. In addition, the investment policy of VAR will not be changed without the approval of the Ohio Superintendent of Insurance and such approval will be on file with the state insurance regulator of the state where your contract was delivered.

ANNUAL REPORT

Each year we will send you a report which shows the current accumulation value, the cash surrender value, the stated amount, any contract indebtedness, any partial withdrawals since the date of the last report, investment experience credited since the last report, premiums paid and all charges imposed since the last annual report. We will also send you all reports required by the 1940 Act.

We will also make available an illustration report. This report will be based on planned premiums, guaranteed cost of insurance and guaranteed interest, if any. It will show the estimated accumulation value of your contract one year from the date of the report. Although there is generally no charge, we may charge a fee of not more than $100 for this report and if you ask for more than one annual report.

LIMITATION ON RIGHT TO CONTEST

We will not contest the insurance coverage provided under the contract, except for any subsequent increase in stated amount, after the contract has been in force for a period of two years from the contract date. This

Form 5741
provision does not apply to any rider which grants disability or accidental death benefits. Any increase in the stated amount will not be contested after such increase has been in force for two years following the effective date of the increase. Any increase will be contestable within the two year period only with regard to statements concerning the increase.

MISSTATEMENTS

If the age or sex of an insured has been misstated in an application, including a reinstatement application, the amount payable under the contract by reason of the death of the second insured will be 1.0032737 multiplied by the sum of (i) and (ii) where:

     (i)  is the accumulation value on the date of death of the second insured;
          and

     (ii) is the death benefit, less the accumulation value on the date of death of the second insured, multiplied by the ratio of (a) the cost of insurance actually deducted at the beginning of the contract month in which the death of the second insured occurs to (b) the cost of insurance that should have been deducted at the insured's true age or sex.

SUICIDE

The contract does not cover the risk of suicide or self-destruction within two years from the contract date or two years from the date of any increase in stated amount with respect to that increase, whether the insured is sane or insane. In the event of suicide within two years of the contract date, we will refund premiums paid, without interest, less any contract indebtedness and less any partial surrender. In the event of suicide within two years of an increase in stated amount, we will refund any premiums allocated to the increase, without interest, less a deduction for a share of any contract indebtedness outstanding and any partial surrenders made since the increase. The share of indebtedness and partial surrenders so deducted will be determined by dividing the total face amount at the time of death by the face amount of the increase.

BENEFICIARIES

The primary and contingent beneficiaries are designated by the contractowner(s) on the application. If changed, the primary beneficiary or contingent beneficiary is as shown in the latest change filed with us. If more than one beneficiary survives the insureds, the proceeds of the contract will be paid in equal shares to the survivors in the appropriate beneficiary class unless requested otherwise by the contractowner(s).

POSTPONEMENT OF PAYMENTS

Payment of any amount upon a complete or partial surrender, a contract loan, or benefits payable at death or maturity may be postponed whenever:

     - the New York Stock Exchange is closed other than customary week-end and holiday closings, or trading on the Exchange is restricted as determined by the Commission;

     - the Commission by order permits postponement for the protection of contractowners; or

     - an emergency exists, as determined by the Commission, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of VAR's net assets.

We may also withhold payment of any increased accumulation value or loan value resulting from a recent premium payment until your premium check has cleared. This could take up to 15 days after we receive your check.

Form 5741

ASSIGNMENT

The contract may be assigned as collateral security. We must be notified in writing if the contract has been assigned. Each assignment will be subject to any payments made or action taken by us prior to our notification of such assignment. We are not responsible for the validity of an assignment. The contractowner's rights and the rights of the beneficiary may be affected by an assignment.

NON-PARTICIPATING CONTRACT

The contract does not share in our surplus distributions. No dividends are payable with respect to the contract.

                              THE GENERAL ACCOUNT

By virtue of exclusionary provisions, interests in the general account have not been registered under the Securities Act of 1933 and the general account has not been registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are subject to the provisions of these Acts.

GENERAL DESCRIPTION

The general account consists of all assets owned by us other than those in the variable account and any other separate accounts we may establish. Subject to applicable law, we have sole discretion over the investment of the assets of the general account. You may elect to allocate net premiums to the general account or to transfer accumulation value to the general account from the subaccounts of the variable account. The allocation or transfer of funds to the general account does not entitle a contractowner to share in the investment experience of the general account. Instead, we guarantee that your accumulation value in the general account will accrue interest daily at an effective annual rate of at least 4%, without regard to the actual investment experience of the general account. Consequently, if you pay the planned premiums, allocate all net premiums only to the general account and make no transfers, partial surrenders, or contract loans, the minimum amount and duration of your death benefit will be determinable and guaranteed. Transfers from the general account to VAR are partially restricted and allocation of substantial sums to the general account reduces the flexibility of the contract.

ACCUMULATION VALUE

The accumulation value in the general account on the later of the issue date or the day we receive your initial premium is equal to the portion of the net premium allocated to the general account, minus a pro rata portion of the first monthly deduction.

Thereafter, until the maturity date, we guarantee that the accumulation value in the general account will not be less than the amount of the net premiums allocated or accumulation value transferred to the general account, plus interest at the rate of 4% per year, plus any excess interest which we credit, less the sum of all charges and interest thereon allocable to the general account and any amounts deducted from the general account in connection with partial surrenders and loans and interest thereon or transfers to VAR or the loan collateral account.

We guarantee that interest credited to your accumulation value in the general account will not be less than an effective annual rate of 4% per year. We may, at our sole discretion, credit a higher rate of interest, although we are not obligated to do so. The contractowner assumes the risk that interest credited may not exceed the guaranteed minimum rate of 4% per year. The accumulation value in the general account will be calculated on each valuation date.

OPTIONAL INSURANCE BENEFITS

Subject to certain requirements, one or more optional insurance benefits may be added to your contract, including riders providing additional joint life term insurance, individual term insurance, double coverage, first to die waiver, option to split coverage, waiver of premium, preferred loan and continuation of coverage. More

Form 5741
detailed information concerning such riders may be obtained from your agent. The cost of any optional insurance benefits will be deducted as part of the monthly deduction.

SETTLEMENT OPTIONS

In addition to a lump sum payment of benefits under the contract, any proceeds may be paid in any of the five methods described in your contract. The five settlement options are (i) Proceeds at interest (ii) Payment for a period of time (iii) Life Income (iv) Payment of a certain amount or (v) Joint and Survivor life income. For more details, contact your agent. A settlement option may be designated by notifying us in writing at our home office. Any amount left with us for payment under a settlement option will be transferred to the general account. During the life of the insureds, the contractowners may select a settlement option. If a settlement option has not been chosen at the second insured's death, the beneficiary may choose one. If a beneficiary is changed, the settlement option selection will no longer be in effect unless the contractowner's requests that it continue. A settlement option may be elected only if the amount of the proceeds is $5,000 or more. We can change the interval of payments if necessary to increase the payments to at least $25 each.

                          DISTRIBUTION OF THE CONTRACT

The contract is sold by individuals who, in addition to being licensed as life insurance agents, are also registered representatives (a) of The O.N. Equity Sales Company ("ONESCO"), a wholly-owned subsidiary of Ohio National Life, or
(b) of other broker-dealers that have entered into distribution agreements with the principal underwriter of the contracts. ONESCO and the other broker-dealers are responsible for supervising and controlling the conduct of their registered representatives in connection with the offer and sale of the contract. ONESCO and the other broker-dealers are registered with the Commission under the Securities Exchange Act of 1934 and are members of the National Association of Securities Dealers, Inc.


Ohio National Equities, Inc. ("ONEQ"), another wholly-owned subsidiary of Ohio National Life, is the principal underwriter of the contracts. Under a distribution and service agreement with ONEQ, we reimburse it for any expenses incurred by it in connection with the distribution of the contracts. This agreement may be terminated at any time by either party on 60 days' written
notice. During 2000, VAR received $          in premium payments for variable
life insurance contracts. From this amount, we paid ONEQ $          in sales
loads.


The officers and directors of ONEQ are:

David B. O'Maley..........................  Director and Chairman
John J. Palmer............................  Director and President
Thomas A. Barefield.......................  Senior Vice President
Trudy K. Backus...........................  Director and Vice President
James I. Miller II........................  Director and Vice President
Ronald L. Benedict........................  Director and Secretary
Barbara A. Turner.........................  Operations Vice President, Treasurer and
                                            Compliance Officer

Form 5741

                           MANAGEMENT OF THE COMPANY


                     NAME                                   RELATIONSHIP WITH COMPANY*
                     ----                                   --------------------------
Trudy K. Backus                                   Vice President, Individual Insurance Services
Thomas A. Barefield                               Senior Vice President, Institutional Sales
Howard C. Becker                                  Senior Vice President, Individual Insurance &
                                                  Corporate Services
Ronald L. Benedict                                Corporate Vice President, Counsel & Secretary
Robert A. Bowen                                   Senior Vice President, Information Systems
Roylene M. Broadwell                              Vice President & Treasurer
Michael A. Boedeker                               Senior Vice President, Investments
Christopher A. Carlson                            Senior Vice President, Investments
David W. Cook                                     Senior Vice President & Actuary
Dennis C. Twarogowski                             Vice President, Career Marketing
Ronald J. Dolan                                   Director and Executive Vice President & Chief
                                                  Financial Officer
John Houser III                                   Vice President, Claims
Thomas O. Olson                                   Vice President, Underwriting
David B. O'Maley                                  Director and Chairman, President & Chief
                                                  Executive Officer
John J. Palmer                                    Director & Executive Vice President, Strategic
                                                  Initiatives
George B. Pearson                                 Vice President, PGA Marketing
D. Gates Smith                                    Executive Vice President, Agency and Group
                                                  Distribution
Michael D. Stohler                                Vice President, Mortgages & Real Estate
Stuart G. Summers                                 Director and Executive Vice President &
                                                  General Counsel


---------------
* The principal occupation of each of the above is an officer of Ohio National Life, with the same title as with us.

The principal business address of each is:

One Financial Way
Cincinnati, Ohio 45242

Our officers, directors and employees who have access to the assets of the variable account are covered by fidelity bonds issued by United States Fidelity & Guaranty Company in the aggregate amount of $3,000,000.

                                   CUSTODIAN

Pursuant to a written agreement, Firstar Bank, NA, 425 Walnut Street, Cincinnati, Ohio, serves as custodian of the assets of VAR. The fee of the custodian for services rendered to VAR is paid by us. The custodian also provides valuation and certain recordkeeping services to VAR, which include, without limitation, maintaining a record of all purchases, redemptions and distributions relating to Fund shares, the amounts thereof and the number of shares from time to time standing to the credit of VAR.

Form 5741

                        STATE REGULATION OF THE COMPANY

We are organized under the laws of the State of Ohio and are subject to regulation by the Superintendent of Insurance of Ohio. An annual statement is filed with the Superintendent on or before March 1 of each year covering the operations and reporting on our financial condition as of December 31 of the preceding year. Periodically, the Superintendent examines our assets and liabilities and those of VAR and verifies their adequacy. A full examination of our operations is conducted by the National Association of Insurance Commissioners at least every five years.

In addition, we are subject to the insurance laws and regulations of other states in which we are licensed to operate. Generally, the insurance department of any other state applies the laws of the state of domicile in determining permissible investments.

                              FEDERAL TAX MATTERS

The following description is a brief summary of some of the Code provisions which, in our opinion, are currently in effect. This summary does not purport to be complete or to cover all situations, including the possible tax consequences of changes in ownership. Counsel and other competent tax advisers should be consulted for more complete information. Tax laws can change, even with respect to contracts that have already been issued. Tax law revisions, with unfavorable consequences to contracts offered by this prospectus, could have retroactive effect on previously issued contracts or on subsequent voluntary transactions in previously issued contracts.

CONTRACT PROCEEDS

The contract contains provisions not found in traditional life insurance contracts providing only for fixed benefits. However, under the Code, as amended by the Tax Reform Act of 1984, the contract should qualify as a life insurance contract for federal income tax purposes as long as certain conditions are met. Consequently, the proceeds of the contract payable to the beneficiary on the death of the second insured will generally be excluded from the beneficiary's income for purposes of federal income tax.

Current tax rules and penalties on distributions from life insurance contracts apply to any life insurance contract issued or materially changed on or after June 21, 1988 that is funded more heavily (faster) than a traditional whole life plan designed to be paid-up after the payment of level annual premiums over a seven-year period. Thus, for such a contract (called a "modified endowment contract" in the Code), any distribution, including surrenders, partial surrenders, maturity proceeds, and loans secured by the contract, during the insured's lifetime (but not payments received as an annuity or as a death benefit) would be included in the contractowner's gross income to the extent that the contract's cash surrender value exceeds the owner's investment in the contract. In addition, a ten percent penalty tax applies to any such distribution from such a contract, to the extent includible in gross income, except if made:

     - after the taxpayer's attaining age 59 1/2,

     - as a result of his or her disability or

     - in one of several prescribed forms of annuity payments.

Loans received under the contract will be construed as indebtedness of the contractowner in the same manner as loans under a fixed benefit life insurance policy and no part of any loan under the contract is expected to constitute income to the contractowner. Interest payable with respect to such loans is not tax deductible. If the contract is surrendered or lapsed, any policy loan then in effect is treated as taxable income to the extent that the contract's accumulation value (including the loan amount) then exceeds your "basis" in the contract. (Your "basis" equals the total amount of premiums that were paid into the contract less any withdrawals from the contract.)

Form 5741

Federal estate and local estate, inheritance and other tax consequences of contract ownership or receipt of contract proceeds depend upon the circumstances of each contractowner and beneficiary.


AVOIDING MODIFIED ENDOWMENT CONTRACTS



If you have previously authorized Ohio National to do so, we will hold your premium payment for up to ten business days, if applying the premium payment before the due date would cause the contract to be treated as a Modified Endowment Contract (MEC) for federal income tax purposes.



If you have not given Ohio National prior authorization to hold your premium payment and we determine your premium payment will cause your contract to become a MEC, Ohio National will attempt to contact you within two business days to determine your intent regarding the premium payment. If you do not want the contract to be treated as a MEC for tax purposes, Ohio National will refund the premium payment to you within five business days of confirming your intentions. After we return the premium payment to you, you may then resubmit the premium payment once the actual due date is reached to avoid creating a MEC.



Or, at the time we contact you, you may direct us to hold your premium payment for up to ten business days before applying the premium payment if this will not create a MEC.



If we are unable to confirm your intentions within two business days of receipt of the premium payment, we will apply the premium payment as of the third Valuation Date, and your contract will be treated as a MEC for federal income tax purposes.



CORRECTION OF MODIFIED ENDOWMENT CONTRACT



If you have made premium payments in excess of the amount that would be permitted without your contract being treated as a modified endowment contract under the Code, you may, upon timely written request, prevent that tax treatment by receiving a refund, without deduction of any charges, of the excess premium paid, plus interest thereon at the rate of 6% per year. Under the Code, such a corrective action must be completed by no later than 60 days after the end of the year following the date the contract became a modified endowment contract.


RIGHT TO CHARGE FOR COMPANY TAXES

We are presently taxed as a life insurance company under the provisions of the Code. The Tax Reform Act of 1984 specifically provides for adjustments in reserves for flexible premium policies, and we will reflect flexible premium life insurance operations in our tax return in accordance with such Act.

Currently, no charge is assessed against VAR for our federal taxes, or provision made for such taxes, that may be attributable to VAR. However, we may in the future charge each subaccount of VAR for its portion of any tax charged to us in respect of that subaccount or its assets. Under present law, we may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If they increase, however, we may decide to assess charges for such taxes, or make provision for such taxes, against VAR. Any such charges against VAR or its subaccounts could have an adverse effect on the investment performance of the subaccounts.

                             EMPLOYEE BENEFIT PLANS

Employers and employee organizations should consider, in consultation with counsel, the impact of Title VII of the Civil Rights Act of 1964 on the purchase of a contract in connection with an employment-related insurance or benefit plan. The United States Supreme Court held, in a 1983 decision, that, under Title VII, optional annuity benefits under a deferred compensation plan could not vary on the basis of sex.

Form 5741

                               LEGAL PROCEEDINGS

There are no legal proceedings to which VAR is a party or to which the assets of any of the subaccounts thereof are subject. We are not involved in any litigation that is of material importance in relation to our total assets or that relates to VAR.

                                 LEGAL MATTERS

Jones & Blouch, L.L.P., Washington, D.C., has served as special counsel with regard to legal matters relating to federal securities laws applicable to the issuance of the last survivor flexible premium variable life insurance contract described in this prospectus. All matters of Ohio law pertaining to the contract including the validity of the contract and our right to issue the contract under the Insurance Law of the State of Ohio have been passed upon by Ronald L. Benedict, Corporate Vice President, Counsel and Secretary of Ohio National Life.

                                    EXPERTS


The financial statements of VAR as of December 31, 2000 and for each of the periods indicated herein and the financial statements of the Company as of December 31, 2000 and 1999 and for the periods indicated herein included in this prospectus have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.


Actuarial matters included in this prospectus have been examined by David W. Cook, FSA, MAAA, as stated in the opinion filed as an exhibit to the registration statement.

                             REGISTRATION STATEMENT

A registration statement has been filed with the Commission under the Securities Act of 1933, as amended, with respect to the Vari-Vest Survivor contract. This prospectus does not contain all the information set forth in the registration statement. Reference is made to such registration statement for further information concerning us, VAR, and the contract. Statements contained in this prospectus as to the contents of the contract and other legal instruments are summaries. For a complete statement of the terms thereof, reference is made to such instruments as filed.

                              FINANCIAL STATEMENTS

Our financial statements which are included in this prospectus should be considered only as bearing on our ability to meet our obligations under your contract. They should not be considered as bearing on the investment performance of the assets held in VAR.

Form 5741

                    OHIO NATIONAL LIFE ASSURANCE CORPORATION
                         (A WHOLLY-OWNED SUBSIDIARY OF
                   THE OHIO NATIONAL LIFE INSURANCE COMPANY)

                              Financial Statements

                           December 31, 1999 and 1998

                   With Independent Auditors' Report Thereon

                               and for the period

                        January 1, 2000 to June 30, 2000

                                  (Unaudited)

Form 5741

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors
Ohio National Life Assurance Corporation:

We have audited the accompanying balance sheets of Ohio National Life Assurance Corporation (the Company) as of December 31, 1999 and 1998, and the related statements of income, stockholder's equity and cash flows for each of the years in the three-year period ended December 31, 1999. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Ohio National Life Assurance Corporation as of December 31, 1999 and 1998, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 1999 in conformity with generally accepted accounting principles.

/s/ KPMG LLP

Cincinnati, Ohio
January 28, 2000

Form 5741

                    OHIO NATIONAL LIFE ASSURANCE CORPORATION
                         (A WHOLLY OWNED SUBSIDIARY OF
                   THE OHIO NATIONAL LIFE INSURANCE COMPANY)

                                 BALANCE SHEETS
                     YEARS ENDED DECEMBER 31, 1999 AND 1998
                        AND YEAR TO DATE AS OF 6/30/2000
                      (IN THOUSANDS, EXCEPT SHARE AMOUNTS)

                                                           6/30/2000
                                                          (UNAUDITED)       1999         1998
                                                          -----------    ----------    ---------
ASSETS
Investments (notes 4, 7 and 8):
  Fixed maturities available-for-sale, at fair value      $  635,857        532,963      606,434
  Fixed maturities held-to-maturity, at amortized cost        97,545         98,542       97,576
  Mortgage loans on real estate, net                         255,884        262,516      229,647
  Policy loans                                                47,333         44,001       40,597
  Short-term investments                                      10,339         68,954        8,997
                                                          ----------     ----------    ---------
          Total investments                                1,046,958      1,006,976      983,251
Cash                                                          18,809          4,166        6,203
Accrued investment income                                     12,159         11,515       11,963
Deferred policy acquisition costs                            184,257        177,062      138,582
Reinsurance recoverables                                     138,741        117,612      105,119
Other assets                                                   2,936          3,177        3,791
Assets held in Separate Accounts                             177,978        164,473      103,306
                                                          ----------     ----------    ---------
          Total assets                                    $1,581,838      1,484,981    1,352,215
                                                          ==========     ==========    =========

LIABILITIES AND STOCKHOLDER'S EQUITY
Future policy benefits and claims (note 5)                $1,145,825     $1,081,024    1,001,501
Other policyholder funds                                       2,253          2,300        2,357
Accrued Federal income tax (note 6):
  Current                                                         --            820        1,796
  Deferred                                                     7,094          1,735       11,355
Other liabilities                                             12,853         12,865       19,705
Liabilities related to Separate Accounts                     177,978        164,473      103,306
                                                          ----------     ----------    ---------
          Total liabilities                               $1,346,003      1,263,217    1,140,020
                                                          ----------     ----------    ---------
Stockholder's equity (notes 3 and 9):
  Class A common stock; authorized 10,000 shares of
     $3,000 par value; issued and outstanding 3,200
     shares                                                    9,600          9,600        9,600
  Additional paid-in capital                                  27,025         27,025       27,025
  Accumulated other comprehensive (loss) income               (9,725)        (7,382)      12,211
  Retained earnings                                          208,935        192,521      163,359
                                                          ----------     ----------    ---------
          Total stockholder's equity                         235,835        221,764      212,195
Commitments and contingencies (notes 11 and 12)
                                                          ----------     ----------    ---------
          Total liabilities and stockholder's equity      $1,581,838      1,484,981    1,352,215
                                                          ==========     ==========    =========

                See accompanying notes to financial statements.

Form 5741

                    OHIO NATIONAL LIFE ASSURANCE CORPORATION
                         (A WHOLLY OWNED SUBSIDIARY OF
                   THE OHIO NATIONAL LIFE INSURANCE COMPANY)

                              STATEMENTS OF INCOME
                  YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997
                        AND YEAR TO DATE AS OF 6/30/2000
                                 (IN THOUSANDS)

                                                     1/1/2000
                                                        TO
                                                     6/30/2000
                                                    (UNAUDITED)      1999       1998       1997
                                                    -----------    --------    -------    -------
Revenues (note 11):
  Universal life, annuity and investment product
     policy charges                                   $35,571        66,550     60,609     51,020
  Traditional life and accident and health
     insurance premiums                                 5,637         8,708     10,975     10,512
  Net investment income (note 4)                       40,134        76,688     69,547     61,348
  Other income                                             38
  Net realized (losses) gains on investments (note
     4)                                                (1,666)       (1,571)       201      1,411
                                                      -------      --------    -------    -------
                                                       79,714       150,375    141,332    124,291
                                                      -------      --------    -------    -------
Benefits and expenses (notes 10 and 11):
  Benefits and claims                                  42,139        80,794     76,663     67,230
  Amortization of deferred policy acquisition
     costs                                              3,145         9,131     12,249      5,487
  Other operating costs and expenses                    9,177        15,585     12,446     13,156
                                                      -------      --------    -------    -------
                                                       54,461       105,510    101,358     85,873
                                                      -------      --------    -------    -------
     Income before Federal income tax                  25,253        44,865     39,974     38,418
                                                      -------      --------    -------    -------
Federal income tax (note 6):
  Current expense                                       6,434        13,071     16,013     14,361
  Deferred tax expense (benefit)                        2,405         2,632     (1,771)       315
                                                      -------      --------    -------    -------
                                                        8,839        15,703     14,242     14,676
                                                      -------      --------    -------    -------
     Net income                                       $16,414        29,162     25,732     23,742
                                                      =======      ========    =======    =======

                See accompanying notes to financial statements.

Form 5741

                    OHIO NATIONAL LIFE ASSURANCE CORPORATION
                         (A WHOLLY OWNED SUBSIDIARY OF
                   THE OHIO NATIONAL LIFE INSURANCE COMPANY)

                       STATEMENTS OF STOCKHOLDER'S EQUITY
                  YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997
                        AND YEAR TO DATE AS OF 6/30/2000
                                 (IN THOUSANDS)

                                                                  ACCUMULATED
                                                   ADDITIONAL        OTHER                        TOTAL
                                        CAPITAL     PAID-IN      COMPREHENSIVE    RETAINED    STOCKHOLDER'S
                                        SHARES      CAPITAL      INCOME (LOSS)    EARNINGS       EQUITY
                                        -------    ----------    -------------    --------    -------------
1997:
  Balance, beginning of year            $9,600       27,025           1,293       113,885        151,803
  Comprehensive income:
     Net income                             --           --              --        23,742         23,742
     Other comprehensive income (note
       13)                                  --           --           9,034            --          9,034
                                                                                                 -------
  Total comprehensive income                                                                      32,776
                                        ------       ------         -------       -------        -------
  Balance, end of year                  $9,600       27,025          10,327       137,627        184,579
                                        ======       ======         =======       =======        =======
1998:
  Balance, beginning of year            $9,600       27,025          10,327       137,627        184,579
  Comprehensive income:
     Net income                             --           --              --        25,732         25,732
     Other comprehensive income (note
       13)                                  --           --           1,884            --          1,884
                                                                                                 -------
  Total comprehensive income                                                                      27,616
                                        ------       ------         -------       -------        -------
  Balance, end of year                  $9,600       27,025          12,211       163,359        212,195
                                        ======       ======         =======       =======        =======
1999:
  Balance, beginning of year            $9,600       27,025          12,211       163,359        212,195
  Comprehensive income:
     Net income                             --           --              --        29,162         29,162
     Other comprehensive loss (note
       13)                                  --           --         (19,593)           --        (19,593)
                                                                                                 -------
  Total comprehensive income                                                                       9,569
                                        ------       ------         -------       -------        -------
  Balance, end of year                  $9,600       27,025          (7,382)      192,521        221,764
                                        ======       ======         =======       =======        =======
1/1/2000 to 6/30/2000 (unaudited):
  Balance, beginning of year            $9,600       27,025          (7,382)      192,521        221,764
  Comprehensive income:
     Net income                                                                    16,414         16,414
     Other comprehensive income (note
       (13)                                                          (2,343)                      (2,343)
  Total Comprehensive income                                                                      14,071
                                        ------       ------         -------       -------        -------
  Balance, end of year                  $9,600       27,025          (9,725)      208,935        235,835
                                        ======       ======         =======       =======        =======

                See accompanying notes to financial statements.

Form 5741

                    OHIO NATIONAL LIFE ASSURANCE CORPORATION
                         (A WHOLLY OWNED SUBSIDIARY OF
                   THE OHIO NATIONAL LIFE INSURANCE COMPANY)

                            STATEMENTS OF CASH FLOWS

                 YEARS ENDED DECEMBER 31, 1999, 1998, AND 1997
                        AND YEAR TO DATE AS OF 6/30/2000
                                 (IN THOUSANDS)

                                                   1/1/2000 TO
                                                    6/30/2000
                                                   (UNAUDITED)     1999         1998        1997
                                                   -----------   ---------    --------    --------
Cash flows from operating activities:
  Net income                                        $  16,414       29,162      25,732      23,742
  Adjustments to reconcile net income to net cash
     provided by operating activities:
       Capitalization of deferred policy
          acquisition costs                           (14,200)     (26,790)    (28,516)    (23,855)
       Amortization of deferred policy
          acquisition costs                             3,178        9,131      12,443       5,787
       Amortization and depreciation                    1,028          184         213       1,297
       Realized losses (gains) on invested
          assets, net                                     709        1,571        (201)     (1,411)
       Increase (decrease) in accrued investment
          income                                         (644)         448      (1,780)     (1,518)
       Increase in reinsurance receivables and
          other assets                                (20,772)     (11,995)    (24,669)     (6,225)
       Increase in policyholder account balances       31,736       14,650      19,025       6,672
       (Decrease) increase in other policyholder
          funds                                           (47)         (57)       (145)        215
       (Decrease) increase in current Federal
          income tax payable                             (820)        (976)        921         184
       Increase (decrease) in other liabilities          (128)      (6,724)      4,831       2,539
       Deferred income taxes                                         2,632      (1,771)        315
       Other, net                                       2,406          919        (864)     (5,396)
                                                    ---------    ---------    --------    --------
          Net cash provided by operating
             activities                                18,860       12,155       5,219       2,346
                                                    ---------    ---------    --------    --------
Cash flows from investing activities:
  Proceeds from maturity of fixed maturities
     available-for-sale                               101,968       32,314      32,256      84,974
  Proceeds from maturity of fixed maturities
     held-to-maturity                                  11,207        7,944       7,964      11,039
  Proceeds from repayment of mortgage loans on
     real estate                                       22,184       22,351      38,862      46,468
  Cost of fixed maturities available-for-sale
     acquired                                        (202,235)     (14,965)   (123,507)   (136,593)
  Cost of fixed maturities held-to-maturity
     acquired                                         (10,000)      (8,079)    (48,181)    (25,966)
  Cost of mortgage loans on real estate acquired      (15,689)     (55,270)    (53,186)    (84,114)
  Change in policy loans, net                          (3,332)      (3,404)     (2,471)     (3,191)
                                                    ---------    ---------    --------    --------
          Net cash used in investing activities       (95,897)     (19,109)   (148,263)   (107,383)
                                                    ---------    ---------    --------    --------
Cash flows from financing activities:
  Increase in universal life and investment
     product account balances                         120,137      227,664     265,733     205,445
  Decrease in universal life and investment
     product account balances                         (87,072)    (162,790)   (133,570)   (110,729)
                                                    ---------    ---------    --------    --------
          Net cash provided by financing
             activities                                33,065       64,874     132,163      94,716
                                                    ---------    ---------    --------    --------
Net increase (decrease) in cash and cash
  equivalents                                         (43,972)      57,920     (10,881)    (10,321)
Cash and cash equivalents, beginning of year           73,120       15,200      26,081      36,402
                                                    ---------    ---------    --------    --------
Cash and cash equivalents, end of year              $  29,148       73,120      15,200      26,081
                                                    =========    =========    ========    ========

                See accompanying notes to financial statements.

Form 5741

                    OHIO NATIONAL LIFE ASSURANCE CORPORATION
                         (A WHOLLY-OWNED SUBSIDIARY OF
                   THE OHIO NATIONAL LIFE INSURANCE COMPANY)

                         NOTES TO FINANCIAL STATEMENTS

                       DECEMBER 31, 1999, 1998, AND 1997
                                 (IN THOUSANDS)

(1) ORGANIZATION AND BUSINESS DESCRIPTION

Ohio National Life Assurance Corporation (ONLAC or the Company) is a stock life insurance company, wholly owned by The Ohio National Life Insurance Company (ONLIC), a stock life insurance company. ONLAC is a life and health insurer licensed in 47 states, the District of Columbia and Puerto Rico. The Company offers term life, universal life, disability and annuity products through independent agents and other distribution channels and competes with other insurers throughout the United States. The Company is subject to regulation by the Insurance Departments of states in which it is licensed and undergoes periodic examinations by those departments.

The following is a description of the most significant risks facing life and health insurers and how the Company mitigates those risks:

     Legal/Regulatory Risk is the risk that changes in the legal or regulatory environment in which an insurer operates will create additional expenses not anticipated by the insurer in pricing its products. That is, regulatory initiatives designed to reduce insurer profits, new legal theories or insurance company insolvencies through guaranty fund assessments may create costs for the insurer beyond those recorded in the financial statements. The Company mitigates this risk by offering a wide range of products and by operating throughout the United States, thus reducing its exposure to any single product or jurisdiction, and also by employing underwriting practices which identify and minimize the adverse impact of this risk.

     Credit Risk is the risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties, including reinsurers, which owe the Company money, will not pay. The Company minimizes this risk by adhering to a conservative investment strategy, by maintaining sound reinsurance and credit and collection policies and by providing for any amounts deemed uncollectible.

     Interest Rate Risk is the risk that interest rates will change and cause a decrease in the value of an insurer's investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by charging fees for non-conformance with certain policy provisions, by offering products that transfer this risk to the purchaser, and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer would have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying financial statements have been prepared in accordance with generally accepted accounting principles (GAAP) which differ from statutory accounting practices prescribed or permitted by regulatory authorities (see Note 3).

Form 5741

                    OHIO NATIONAL LIFE ASSURANCE CORPORATION
                         (A WHOLLY-OWNED SUBSIDIARY OF
                   THE OHIO NATIONAL LIFE INSURANCE COMPANY)

                   NOTES TO FINANCIAL STATEMENTS -- CONTINUED

                       DECEMBER 31, 1999, 1998, AND 1997
                                 (IN THOUSANDS)

     (A) VALUATION OF INVESTMENTS AND RELATED GAINS AND LOSSES

        The Company is required to classify its fixed maturity securities as either held-to-maturity, available-for-sale or trading. Fixed maturity securities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity and are stated at amortized cost. Fixed maturity securities not classified as held-to-maturity are classified as available-for-sale and are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs and deferred Federal income tax, reported as a separate component of shareholder's equity. The adjustment to deferred policy acquisition costs represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had such unrealized amounts been realized. The Company has no fixed maturity securities classified as trading.

        Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. The measurement of impaired loans is based on the present value of expected future cash flows discounted at the loan's effective interest rate or at the fair value of the collateral, if the loan is collateral dependent. Loans in foreclosure and loans considered to be impaired as of the balance sheet date are placed on non-accrual status and written down to the fair value of the existing property to derive a new cost basis. Cash receipts on non-accrual status mortgage loans on real estate are included in interest income in the period received.

        Realized gains and losses on the sale of investments are determined on the basis of specific security identification, net of associated deferred acquisition costs and capital gains expenses. Estimates for valuation allowances and other than temporary declines are included in realized gains and losses on investments.

     (B) REVENUES AND BENEFITS

        Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of graded premium life and term life policies. Premiums for traditional non-participating life insurance products are recognized as revenue when due and collected. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

        Universal life products include universal life, variable universal life and other interest-sensitive life insurance policies. Investment products consist primarily of individual immediate and deferred annuities. Revenues for universal life and investment products consist of net investment income and cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. Policy benefits and claims that are charged to expense include benefits and claims incurred in the period in excess of related policy account balances, maintenance costs and interest credited to policy account balances.

Form 5741

                    OHIO NATIONAL LIFE ASSURANCE CORPORATION
                         (A WHOLLY-OWNED SUBSIDIARY OF
                   THE OHIO NATIONAL LIFE INSURANCE COMPANY)

                   NOTES TO FINANCIAL STATEMENTS -- CONTINUED

                       DECEMBER 31, 1999, 1998, AND 1997
                                 (IN THOUSANDS)

        Accident and health insurance premiums are recognized as revenue in accordance with the terms of the policies. Policy claims are charged to expense in the period that the claims are incurred.

     (C) DEFERRED POLICY ACQUISITION COSTS

        The costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable agency expenses have been deferred. For traditional non-participating life insurance products, these deferred acquisition costs are predominantly being amortized with interest over the premium paying period of the related policies. Such anticipated premium revenue was estimated using the same assumptions as were used for computing liabilities for future policy benefits. For universal life and investment products, deferred policy acquisition costs are being amortized with interest over the lives of the policies in relation to the present value of estimated future gross profits from projected interest margins, cost of insurance, policy administration and surrender charges. Deferred policy acquisition costs are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale (see Note 2(a)).

     (D) SEPARATE ACCOUNTS

        Separate Account assets and liabilities represent contractholders' funds which have been segregated into accounts with specific investment objectives. The investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the Separate Accounts is not reflected in the statements of income and cash flows except for the fees the Company receives for administrative services and risks assumed.

     (E) FUTURE POLICY BENEFITS

        Future policy benefits for traditional life policies have been calculated using a net level premium method based on estimates of mortality, morbidity, investment yields and withdrawals which were used or which were being experienced at the time the policies were issued, rather than the assumptions prescribed by state regulatory authorities (see Note 5).

        Future policy benefits for annuity policies in the accumulation phase, universal life and variable universal life policies have been calculated based on participants' aggregate account balances.

     (F) FEDERAL INCOME TAX

        ONLAC is included as part of the consolidated Federal income tax return of its ultimate parent, Ohio National Mutual Holdings, Inc. The Company uses the asset and liability method of accounting for income tax. Under the asset and liability method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is

Form 5741

                    OHIO NATIONAL LIFE ASSURANCE CORPORATION
                         (A WHOLLY-OWNED SUBSIDIARY OF
                   THE OHIO NATIONAL LIFE INSURANCE COMPANY)

                   NOTES TO FINANCIAL STATEMENTS -- CONTINUED

                       DECEMBER 31, 1999, 1998, AND 1997
                                 (IN THOUSANDS)

        recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

     (G) REINSURANCE CEDED

        Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis.

     (H) CASH EQUIVALENTS

        For purposes of the statement of cash flows, the Company considers all short-term investments with original maturities of three months or less to be cash equivalents.

     (I) COMPREHENSIVE INCOME

        Comprehensive income is the total of net income and all non-owner changes in equity.

     (J) USE OF ESTIMATES

        In preparing the financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the financial statements and revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

        The estimates susceptible to significant change are those used in determining deferred policy acquisition costs, the liability for future policy benefits and claims, contingencies, and the valuation allowance for mortgage loans on real estate. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

(3) BASIS OF PRESENTATION

The accompanying financial statements have been prepared in accordance with GAAP which differs from statutory accounting practices prescribed or permitted by regulatory authorities. Annual Statements for ONLAC filed with the Department of Insurance of the State of Ohio, are prepared on a basis of accounting practices prescribed or permitted by such regulatory authority. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company has no material permitted statutory accounting practices.

The statutory basis capital and surplus of ONLAC as of December 31, 1999 and 1998 was $119,569 and $114,373, respectively. The statutory basis net income of ONLAC for the years ended December 31, 1999, 1998, and 1997 was $20,567, $16,524, and $15,540, respectively.

Form 5741

                    OHIO NATIONAL LIFE ASSURANCE CORPORATION
                         (A WHOLLY-OWNED SUBSIDIARY OF
                   THE OHIO NATIONAL LIFE INSURANCE COMPANY)

                   NOTES TO FINANCIAL STATEMENTS -- CONTINUED

                       DECEMBER 31, 1999, 1998, AND 1997
                                 (IN THOUSANDS)

(4) INVESTMENTS

An analysis of investment income and realized gains (losses) by investment type follows for the years ended December 31:

                                                                  REALIZED GAINS (LOSSES)
                                        INVESTMENT INCOME              ON INVESTMENTS
                                   ---------------------------    ------------------------
                                    1999       1998      1997      1999      1998    1997
                                   -------    ------    ------    -------    ----    -----
Fixed maturities
  available-for-sale               $43,620    40,678    34,847    $(2,454)    300      346
Fixed maturities held-to-maturity    7,779     5,036     4,222        830       2      185
Mortgage loans on real estate       21,608    19,636    18,007         98      58      900
Short-term                           1,293     1,824     2,121
Other                                3,339     2,898     2,749
                                   -------    ------    ------    -------    ----    -----
           Total                    77,639    70,072    61,946     (1,526)    360    1,431
Investment expenses                   (951)     (525)     (598)
DAC amortization                                                       11    (194)      --
Change in valuation allowance for
  mortgage loans on real estate                                       (56)     35      (20)
                                   -------    ------    ------    -------    ----    -----
        Net investment income      $76,688    69,547    61,348
                                   =======    ======    ======
        Net realized (losses)
           gains on investments                                   $(1,571)    201    1,411
                                                                  =======    ====    =====

The components of unrealized gains on fixed maturities available-for-sale, net, were as follows as of December 31:

                                                       1999       1998
                                                     --------    -------
Gross unrealized gains (losses)                      $(19,337)    32,911
  Adjustment to deferred policy acquisition costs       8,407    (11,803)
  Deferred Federal income tax                           3,548     (8,897)
                                                     --------    -------
                                                     $ (7,382)    12,211
                                                     ========    =======

Form 5741

                    OHIO NATIONAL LIFE ASSURANCE CORPORATION
                         (A WHOLLY-OWNED SUBSIDIARY OF
                   THE OHIO NATIONAL LIFE INSURANCE COMPANY)

                   NOTES TO FINANCIAL STATEMENTS -- CONTINUED

                       DECEMBER 31, 1999, 1998, AND 1997
                                 (IN THOUSANDS)

The amortized cost and estimated fair value of fixed maturities available-for-sale and fixed maturities held-to-maturity were as follows:

                                              DECEMBER 31, 1999                                  DECEMBER 31, 1998
                               -----------------------------------------------    -----------------------------------------------
                                             GROSS        GROSS      ESTIMATED                  GROSS        GROSS      ESTIMATED
                               AMORTIZED   UNREALIZED   UNREALIZED     FAIR       AMORTIZED   UNREALIZED   UNREALIZED     FAIR
                                 COST        GAINS        LOSSES       VALUE        COST        GAINS        LOSSES       VALUE
                               ---------   ----------   ----------   ---------    ---------   ----------   ----------   ---------
Fixed maturities
  available-for- sale:
  U.S. Treasury securities
    and obligations of U.S.
    government operations and
    agencies                   $ 52,716      1,215          (616)      53,315       52,778       9,530           --       62,308
  Obligations of states and
    political subdivisions        4,066         22           (33)       4,055        5,202         265          (36)       5,431
  Corporate securities          349,968      3,517       (21,568)     331,917      377,168      21,463       (6,381)     392,250
  Mortgage-backed securities    145,550        580        (2,454)     143,676      138,375       8,210         (140)     146,445
                               --------      -----       -------      -------      -------      ------       ------      -------
                               $552,300      5,334       (24,671)     532,963      573,523      39,468       (6,557)     606,434
                               ========      =====       =======      =======      =======      ======       ======      =======
Fixed maturities
  held-to-maturity:
  Corporate securities         $ 96,007      1,224        (4,380)      92,851       95,011       8,008          (14)     103,005
  Other                           2,535         19            --        2,554        2,565         483           --        3,048
                               --------      -----       -------      -------      -------      ------       ------      -------
                               $ 98,542      1,243        (4,380)      95,405       97,576       8,491          (14)     106,053
                               ========      =====       =======      =======      =======      ======       ======      =======

The amortized cost and estimated fair value of fixed maturities available-for-sale and fixed maturities held-to-maturity as of December 31, 1999, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                              FIXED MATURITY SECURITIES
                                                 ---------------------------------------------------
                                                   AVAILABLE-FOR-SALE           HELD-TO-MATURITY
                                                 -----------------------    ------------------------
                                                 AMORTIZED    ESTIMATED     AMORTIZED     ESTIMATED
                                                   COST       FAIR VALUE      COST       FAIR VALUE
                                                 ---------    ----------    ---------    -----------
Due in one year or less                          $    860          866          154           149
Due after one year through five years              63,763       63,580       11,389        11,027
Due after five years through ten years            146,564      141,997       26,179        25,346
Due after ten years                               341,113      326,520       60,820        58,883
                                                 --------      -------       ------        ------
                                                 $552,300      532,963       98,542        95,405
                                                 ========      =======       ======        ======

Sales of fixed maturities available-for-sale in 1999 resulted in proceeds of $29,040, with gross realized gain of $155 and gross realized losses of $1,140, excluding calls. There were no sales of fixed maturities available-for-sale in 1998 and 1997. Investments with an amortized cost of $4,008 and $3,460 as of December 31, 1999 and 1998, respectively, were on deposit with various regulatory agencies as required by law. Realized gains on fixed maturities held-to-maturity relate to calls.

The Company generally initiates foreclosure proceedings on all mortgage loans on real estate delinquent sixty days. There were no foreclosures of mortgage loans on real estate during 1999, and no foreclosures are in process as of December 31, 1999.

Form 5741

                    OHIO NATIONAL LIFE ASSURANCE CORPORATION
                         (A WHOLLY-OWNED SUBSIDIARY OF
                   THE OHIO NATIONAL LIFE INSURANCE COMPANY)

                   NOTES TO FINANCIAL STATEMENTS -- CONTINUED

                       DECEMBER 31, 1999, 1998, AND 1997
                                 (IN THOUSANDS)

(5) FUTURE POLICY BENEFIT AND CLAIMS

The liability for future policy benefits for universal life policies and investment contracts (approximately 86% of the total liability for future policy benefits as of December 31, 1999 and 1998) has been established based on the aggregate account value without reduction for surrender charges. The average interest rate to be credited on investment product policies was 6.3% and 5.6% as of December 31, 1999 and 1998, respectively.

The liability for future policy benefits for traditional life products are based on the following mortality and interest rate assumptions without consideration for withdrawals. The mortality table and interest assumptions used for the majority of new policies are the 1980 CSO table with 4% to 5% interest. With respect to older policies, the mortality table and interest assumptions used are primarily the 1958 CSO table with 4% interest and the 1980 CSO table with 4%-6% interest.

The liability for future policy benefits for individual accident and health policies include liabilities for active lives, disabled lives and unearned premiums. The liability for active lives are calculated on a two-year preliminary term basis at 3% to 6% interest, using either the 1964 Commissioner's Disability Table (policies issued prior to 1990) or the 1985 Commissioner's Individual Disability Table A (policies issued after 1989). The liability for disabled lives are calculated using either the 1985 Commissioner's Individual Disability Table A at 5% to 5.5% interest (claims incurred after
1989) or the 1971 modification of the 1964 Commissioner's Disability Table, at 3.5% interest (claims incurred prior to 1990).

(6) FEDERAL INCOME TAX

In prior years, under superseded tax acts, the Company deferred income and accumulated amounts into a Policyholders' Surplus Account (PSA). Management considers the likelihood of distributions from the PSA to be remote; therefore, no Federal income tax has been provided for such distributions in the financial statements. Any distributions from the PSA, however, will continue to be taxable at the then current tax rate. The balance of the PSA is approximately $5,257 as of December 31, 1999.

Total income taxes for the year ended December 31, 1999, 1998, and 1997 were allocated as follows:

                                               1999       1998      1997
                                              -------    ------    ------
Operations                                    $15,703    14,242    14,676
Unrealized gains (losses) on securities
  available-for-sale                          (12,445)      947     5,080
                                              -------    ------    ------
                                              $ 3,258    15,189    19,756
                                              =======    ======    ======

Form 5741

                    OHIO NATIONAL LIFE ASSURANCE CORPORATION
                         (A WHOLLY-OWNED SUBSIDIARY OF
                   THE OHIO NATIONAL LIFE INSURANCE COMPANY)

                   NOTES TO FINANCIAL STATEMENTS -- CONTINUED

                       DECEMBER 31, 1999, 1998, AND 1997
                                 (IN THOUSANDS)

Total Federal income tax expense for the years ended December 31, 1999, 1998, and 1997 differs from the amount computed by applying the U.S. Federal income tax rate to income before Federal income tax as follows:

                                           1999               1998               1997
                                      ---------------    ---------------    ---------------
                                      AMOUNT      %      AMOUNT      %      AMOUNT      %
                                      -------    ----    -------    ----    -------    ----
Computed (expected) tax expense       $15,703    35.0    $13,991    35.0    $13,447    35.0
Differential earnings                      --     0.0       (225)   (0.6)       611     1.6
Tax exempt interest and dividends
  received deduction                      (87)   (0.6)       (57)   (0.1)       (20)   (0.1)
Other, net                                 87     0.6        533     1.3        638     1.7
                                      -------    ----    -------    ----    -------    ----
           Total expense and
             effective rate           $15,703    35.0    $14,242    35.6    $14,676    38.2
                                      =======    ====    =======    ====    =======    ====

Total Federal income tax paid during the years ended December 31, 1999, 1998, and 1997 was $14,540, $15,092, and $14,176 (net of refunds of $493, $1,773, and
$0), respectively.

The tax effects of temporary differences between the financial statement carrying amounts and tax basis of assets and liabilities that give rise to significant components of the net deferred tax liability as of December 31, 1999 and 1998 are as follows:

                                                        1999       1998
                                                       -------    -------
Deferred tax assets:
  Future policy benefits                               $28,087     32,780
  Mortgage loans and real estate                           830        811
  Other                                                  5,487         76
                                                       -------    -------
           Total gross deferred tax assets              34,404     33,667
                                                       -------    -------
Deferred tax liabilities:
     Deferred policy acquisition costs                  35,236     33,201
     Fixed maturities available-for-sale                   723     11,821
     Other                                                 180         --
                                                       -------    -------
           Total gross deferred tax liabilities         36,139     45,022
                                                       -------    -------
           Net deferred tax liability                  $(1,735)   (11,355)
                                                       =======    =======

The Company has determined that a deferred tax asset valuation allowance was not needed as of December 31, 1999 and 1998. In assessing the realization of deferred tax assets, management considers whether it is more likely than not that the deferred tax assets will be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers primarily the scheduled reversal of deferred tax liabilities and tax planning strategies in making this assessment and believes it is more likely than not the Company will realize the benefits of the deductible differences remaining at December 31, 1999.

Form 5741

                    OHIO NATIONAL LIFE ASSURANCE CORPORATION
                         (A WHOLLY-OWNED SUBSIDIARY OF
                   THE OHIO NATIONAL LIFE INSURANCE COMPANY)

                   NOTES TO FINANCIAL STATEMENTS -- CONTINUED

                       DECEMBER 31, 1999, 1998, AND 1997
                                 (IN THOUSANDS)

(7) DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS

Statement of Financial Accounting Standards No. 107, Disclosures about Fair Value of Financial Instruments (SFAS 107) requires disclosure of fair value information about existing on and off-balance sheet financial instruments. SFAS 107 excludes certain assets and liabilities, including insurance contracts, other than policies such as annuities that are classified as investment contracts, from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company. The tax ramifications of the related unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

The following methods and assumptions were used by the Company in estimating its fair value disclosures:

     Cash, Short-Term Investments, Policy Loans and Other Policyholder Funds -- The carrying amount reported in the balance sheet for these instruments approximate their fair value.

     Investment Securities -- Fair value for fixed maturity securities is based on quoted market prices, where available. For fixed maturity securities not actively traded, fair value is estimated using values obtained from independent pricing services, or in the case of private placements, is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and duration of the investments.

     Separate Account Assets and Liabilities -- The fair value of assets held in Separate Accounts is based on quoted market prices. The fair value of liabilities related to Separate Accounts is the accumulated contract value in the Separate Account portfolios.

     Mortgage Loans on Real Estate -- The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

     Deferred and Immediate Annuities and Investment Contracts -- Fair value for the Company's liabilities under investment type contracts is disclosed using two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

Form 5741

                    OHIO NATIONAL LIFE ASSURANCE CORPORATION
                         (A WHOLLY-OWNED SUBSIDIARY OF
                   THE OHIO NATIONAL LIFE INSURANCE COMPANY)

                   NOTES TO FINANCIAL STATEMENTS -- CONTINUED

                       DECEMBER 31, 1999, 1998, AND 1997
                                 (IN THOUSANDS)

The carrying amount and estimated fair value of financial instruments subject to SFAS 107 and policy reserves on insurance contracts were as follows as of December 31:

                                                            1999                      1998
                                                   ----------------------    ----------------------
                                                   CARRYING    ESTIMATED     CARRYING    ESTIMATED
                                                    AMOUNT     FAIR VALUE     AMOUNT     FAIR VALUE
                                                   --------    ----------    --------    ----------
           ASSETS
             Investments:
                Fixed maturities
                   available-for-sale              $532,963     532,963      606,434      606,434
                Fixed maturities held-to-maturity    98,542      95,405       97,576      106,053
                Mortgage loans on real estate       262,516     256,824      229,647      250,380
                Policy loans                         44,001      44,001       40,597       40,597
                Short-term investments               68,954      68,954        8,997        8,997
             Cash                                     4,166       4,166        6,203        6,203
             Assets held in Separate Accounts       164,473     164,473      103,306      103,306
           LIABILITIES
             Deferred and immediate annuity
                contracts                          $107,777     106,111      104,464      105,010
             Other policyholder funds                 2,300       2,300        2,357        2,357
             Liabilities related to Separate
                Accounts                            164,473     164,473      103,306      103,306

(8) ADDITIONAL FINANCIAL INSTRUMENTS DISCLOSURE

     SIGNIFICANT CONCENTRATIONS OF CREDIT RISK

Mortgage loans are collateralized by the underlying properties. Collateral must meet or exceed 125% of the loan at the time the loan is made. The Company grants mainly commercial mortgage loans to customers throughout the United States. The Company has a diversified loan portfolio with no exposure greater than 10% in any state at December 31, 1999. The summary below depicts loan exposure of remaining principal balances type at December 31:

                                                                           1999       1998
                                                                         --------    -------
            MORTGAGE ASSETS BY TYPE:
              Retail                                                     $ 85,080     75,553
              Office                                                       56,260     50,323
              Apartment                                                    62,304     48,017
              Industrial                                                   41,588     36,926
              Other                                                        19,657     21,145
                                                                         --------    -------
                                                                          264,889    231,964
                       Less valuation allowances                            2,373      2,317
                                                                         --------    -------
                       Total mortgage loans on real estate, net          $262,516    229,647
                                                                         ========    =======

(9) REGULATORY RISK-BASED CAPITAL AND DIVIDEND RESTRICTIONS ON RETAINED EARNINGS

Based upon the December 31, 1999 and 1998 financial statements, the Company exceeds all required risk-based capital levels.

Form 5741

                    OHIO NATIONAL LIFE ASSURANCE CORPORATION
                         (A WHOLLY-OWNED SUBSIDIARY OF
                   THE OHIO NATIONAL LIFE INSURANCE COMPANY)

                   NOTES TO FINANCIAL STATEMENTS -- CONTINUED

                       DECEMBER 31, 1999, 1998, AND 1997
                                 (IN THOUSANDS)

The payment of dividends by the Company to its parent, ONLIC, is limited by Ohio law. As of December 31, 1999, $97,977 of retained earnings, as presented in the accompanying financial statements, is restricted as to dividend payments in 1999.

(10) RELATED PARTY TRANSACTIONS

The Company shares common facilities and management with ONLIC. A written agreement, which either party may terminate upon thirty days notice, provides that ONLIC furnish personnel, space and supplies, accounting, data processing and related services to ONLAC. This agreement resulted in charges to the Company of approximately $14,000, $12,800, and $11,400 in 1999, 1998, and 1997,
respectively.

(11) REINSURANCE

In the ordinary course of business, the Company reinsures certain risks with its parent, ONLIC, and other insurance companies. Amounts in the accompanying financial statements related to ceded business are as follows:

                                           1999                      1998                      1997
                                  ----------------------    ----------------------    ----------------------
                                                 NON-                      NON-                      NON-
                                  AFFILIATE    AFFILIATE    AFFILIATE    AFFILIATE    AFFILIATE    AFFILIATE
                                  ---------    ---------    ---------    ---------    ---------    ---------
Premiums                           $25,495      21,669       25,760       24,316       20,473       18,953
Benefits incurred                   12,943      12,704       12,797        9,707       12,075        7,140
Commission and expense
  allowances                         2,889       2,984        2,987        2,514        2,374        3,241
Reinsurance recoverable:
Reserves for future policy
  benefits                          50,111      57,064       44,773       48,077       36,543       40,455
Policy and contract claims
  payable                            1,609       1,663        2,356        3,645        1,318          987

Net traditional life and accident and health premium income in 1999, 1998, and 1997 is summarized as follows:

                                                                1999       1998       1997
                                                               -------    -------    -------
         Direct premiums earned                                $53,701     58,686     48,313
         Reinsurance assumed                                     2,172      2,365      2,181
         Reinsurance ceded                                     (47,165)   (50,076)   (39,982)
                                                               -------    -------    -------
           Net premiums earned                                 $ 8,708     10,975     10,512
                                                               =======    =======    =======

Reinsurance does not discharge the Company from its primary liability to policyholders and to the extent that a reinsurer should be unable to meet its obligations, the Company would be liable to policyholders.

(12) CONTINGENCIES

The Company is a defendant in various legal actions arising in the normal course of business. While the outcome of such matters cannot be predicted with certainty, management believes such matters will be resolved without material adverse impact on the financial condition of the Company.

Form 5741

                    OHIO NATIONAL LIFE ASSURANCE CORPORATION
                         (A WHOLLY-OWNED SUBSIDIARY OF
                   THE OHIO NATIONAL LIFE INSURANCE COMPANY)

                   NOTES TO FINANCIAL STATEMENTS -- CONTINUED

                       DECEMBER 31, 1999, 1998, AND 1997
                                 (IN THOUSANDS)

(13) COMPREHENSIVE INCOME

The components of other comprehensive income, including the related Federal tax amounts, were as follows for the years ended December 31:

                                                1999       1998      1997
                                              --------    ------    ------
Unrealized (losses) gains on securities
  available-for-sale arising during the
  period:
     Net of adjustment to deferred policy
        acquisition costs                     $(26,481)    3,358    14,126
     Related Federal tax benefit (expense)      10,500    (1,131)   (4,944)
                                              --------    ------    ------
        Net                                    (15,981)    2,227     9,182
                                              --------    ------    ------
Reclassification adjustment for net losses
  on securities available-for-sale realized
  during the period:
  Gross                                          5,557       527       227
  Related federal tax benefit                   (1,945)     (184)      (79)
                                              --------    ------    ------
        Net                                      3,612       343       148
                                              --------    ------    ------
        Total other comprehensive (loss)
           income                             $(19,593)    1,884     9,034
                                              ========    ======    ======

Form 5741

OHIO NATIONAL VARIABLE ACCOUNT R
 STATEMENTS OF ASSETS AND CONTRACT OWNERS' EQUITY      JUNE 30, 2000 (UNAUDITED)

                                               MONEY                                                   CAPITAL
                                EQUITY         MARKET        BOND         OMNI       INTERNATIONAL   APPRECIATION     SMALL CAP
                              SUBACCOUNT     SUBACCOUNT   SUBACCOUNT   SUBACCOUNT     SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
                            --------------   ----------   ----------   -----------   -------------   ------------   -------------
Assets -- Investments at
  market value (note 2)...   $33,798,637     $3,242,747   $2,255,235   $11,440,299    $22,099,706     $6,972,645     $26,993,211
                             ===========     ==========   ==========   ===========    ===========     ==========     ===========
Contract owners' equity
  Contracts in
     accumulation period
     (note 3).............   $33,798,637     $3,242,747   $2,255,235   $11,440,299    $22,099,706     $6,972,645     $26,993,211
                             ===========     ==========   ==========   ===========    ===========     ==========     ===========

                            INTERNATIONAL
                                SMALL        AGGRESSIVE      CORE       GROWTH &        S&P 500         SOCIAL
                               COMPANY         GROWTH       GROWTH       INCOME          INDEX        AWARENESS       BLUE CHIP
                              SUBACCOUNT     SUBACCOUNT   SUBACCOUNT   SUBACCOUNT     SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
                            --------------   ----------   ----------   -----------   -------------   ------------   -------------
Assets -- Investments at
  market value (note 2)...   $ 4,863,093     $4,194,541   $5,210,146   $13,475,134    $18,909,364     $  423,568     $   178,338
                             ===========     ==========   ==========   ===========    ===========     ==========     ===========
Contract owners' equity
  Contracts in
     accumulation period
     (note 3).............   $ 4,863,093     $4,194,541   $5,210,146   $13,475,134    $18,909,364     $  423,568     $   178,338
                             ===========     ==========   ==========   ===========    ===========     ==========     ===========

                                                                                   JANUS ASPEN SERIES
                                                HIGH                   ------------------------------------------
                                EQUITY         INCOME      CAPITAL                     WORLDWIDE
                                INCOME          BOND        GROWTH       GROWTH         GROWTH         BALANCED
                              SUBACCOUNT     SUBACCOUNT   SUBACCOUNT   SUBACCOUNT     SUBACCOUNT      SUBACCOUNT
                            --------------   ----------   ----------   -----------   -------------   ------------
Assets -- Investments at
  market value (note 2)...   $    32,625     $   20,992   $2,592,053   $ 8,821,684    $ 6,715,136     $1,565,826
                             ===========     ==========   ==========   ===========    ===========     ==========
Contract owners' equity
  Contracts in
     accumulation period
     (note 3).............   $    32,625     $   20,992   $2,592,053   $ 8,821,684    $ 6,715,136     $1,565,826
                             ===========     ==========   ==========   ===========    ===========     ==========

                                     STRONG VARIABLE FUNDS                           GOLDMAN SACHS
                            ----------------------------------------   ------------------------------------------
                                              SCHAFER      MID-CAP     VIT GROWTH      VIT CORE      VIT CAPITAL
                            OPPORTUNITY II    VALUE II      GROWTH      & INCOME       US EQUITY        GROWTH
                              SUBACCOUNT     SUBACCOUNT   SUBACCOUNT   SUBACCOUNT     SUBACCOUNT      SUBACCOUNT
                            --------------   ----------   ----------   -----------   -------------   ------------
Assets -- Investments at
  market value (note 2)...   $   314,610     $  336,004   $1,273,324   $   914,796    $    40,038     $  154,089
                             ===========     ==========   ==========   ===========    ===========     ==========
Contract owners' equity
  Contracts in
     accumulation period
     (note 3).............   $   314,610     $  336,004   $1,273,324   $   914,796    $    40,038     $  154,089
                             ===========     ==========   ==========   ===========    ===========     ==========

                                MORGAN          LAZARD RETIREMENT
                               STANLEY       -----------------------
                              U.S. REAL       EMERGING      SMALL
                                ESTATE         MARKET        CAP
                              SUBACCOUNT     SUBACCOUNT   SUBACCOUNT
                            --------------   ----------   ----------
Assets -- Investments at
  market value (note 2)...   $   353,974     $  623,256   $  162,586
                             ===========     ==========   ==========
Contract owners' equity
  Contracts in
     accumulation period
     (note 3).............   $   353,974     $  623,256   $  162,586
                             ===========     ==========   ==========

   The accompanying notes are an integral part of these financial statements.

Form 5741

OHIO NATIONAL VARIABLE ACCOUNT R
 STATEMENTS OF OPERATIONS

                                  For Six Months Ended June 30, 2000 (Unaudited)

                                                           EQUITY SUBACCOUNT
                                         ------------------------------------------------------
                                         SIX MONTHS                   YEARS ENDED
                                            ENDED       ---------------------------------------
                                          6/30/2000        1999           1998          1997
                                         -----------    -----------    ----------    ----------
Investment activity:
  Reinvested dividends.................  $    22,176    $   103,759    $  374,943    $  453,946
  Risk & administrative expense (note
    4).................................     (124,651)      (236,084)     (222,953)     (190,776)
                                         -----------    -----------    ----------    ----------
    Net investment activity............     (102,475)      (132,325)      151,990       263,170
                                         -----------    -----------    ----------    ----------
  Realized & unrealized gain (loss) on
    Investments:
    Reinvested capital gains...........      115,765     13,411,033       582,686     1,475,813
    Realized gain (loss)...............     (158,113)     1,165,160       433,578       431,237
    Unrealized gain (loss).............   (1,086,069)    (8,842,357)      276,272     1,699,778
                                         -----------    -----------    ----------    ----------
      Net gain (loss) on investments...   (1,128,417)     5,733,836     1,292,536     3,606,828
                                         -----------    -----------    ----------    ----------
         Net increase (decrease) in
           contract owners' equity from
           operations..................  $(1,230,892)   $ 5,601,511    $1,444,526    $3,869,998
                                         ===========    ===========    ==========    ==========

                                                       MONEY MARKET SUBACCOUNT
                                         ---------------------------------------------------
                                         SIX MONTHS                 YEARS ENDED
                                           ENDED       -------------------------------------
                                         6/30/2000        1999         1998          1997
                                         ----------    ----------    ---------    ----------
Investment activity:
  Reinvested dividends.................   $104,455     $  157,294    $  92,380    $   55,657
  Risk & administrative expense (note
    4).................................    (13,288)       (23,933)     (13,276)       (7,949)
                                          --------     ----------    ---------    ----------
    Net investment activity............     91,167        133,361       79,104        47,708
                                          --------     ----------    ---------    ----------
  Realized & unrealized gain (loss) on
    Investments:
    Reinvested capital gains...........          0              0            0             0
    Realized gain (loss)...............      3,788        (31,917)      (1,729)          241
    Unrealized gain (loss).............          0              0            0             0
                                          --------     ----------    ---------    ----------
      Net gain (loss) on investments...      3,788        (31,917)      (1,729)          241
                                          --------     ----------    ---------    ----------
         Net increase (decrease) in
           contract owners' equity from
           operations..................   $ 94,955     $  101,444    $  77,375    $   47,949
                                          ========     ==========    =========    ==========

                                                            BOND SUBACCOUNT                            OMNI SUBACCOUNT
                                         ------------------------------------------------------    ------------------------
                                         SIX MONTHS                   YEARS ENDED                  SIX MONTHS    YEARS ENDED
                                            ENDED       ---------------------------------------      ENDED       ----------
                                          6/30/2000        1999           1998          1997       6/30/2000        1999
                                         -----------    -----------    ----------    ----------    ----------    ----------
Investment activity:
  Reinvested dividends.................  $    34,163    $   120,071    $   83,140    $   68,280     $ 41,417     $  259,003
  Risk & administrative expense (note
    4).................................       (7,288)       (13,410)       (9,252)       (6,130)     (42,857)       (89,113)
                                         -----------    -----------    ----------    ----------     --------     ----------
    Net investment activity............       26,875        106,661        73,888        62,150       (1,440)       169,890
                                         -----------    -----------    ----------    ----------     --------     ----------
  Realized & unrealized gain (loss) on
    Investments:
    Reinvested capital gains...........            0              0             0             0       16,146        411,548
    Realized gain (loss)...............       (8,622)        (6,506)        2,811         1,394      176,653        431,731
    Unrealized gain (loss).............       31,008       (103,003)      (21,734)        4,309      105,006        164,688
                                         -----------    -----------    ----------    ----------     --------     ----------
      Net gain (loss) on investments...       22,386       (109,509)      (18,923)        5,703      297,805      1,007,967
                                         -----------    -----------    ----------    ----------     --------     ----------
         Net increase (decrease) in
           contract owners' equity from
           operations..................  $    49,261    $    (2,848)   $   54,965    $   67,853     $296,365     $1,177,857
                                         ===========    ===========    ==========    ==========     ========     ==========

                                             OMNI SUBACCOUNT
                                         -----------------------
                                             YEARS ENDED
                                         -----------------------
                                           1998          1997
                                         ---------    ----------
Investment activity:
  Reinvested dividends.................  $ 301,587    $  285,077
  Risk & administrative expense (note
    4).................................    (83,337)      (65,184)
                                         ---------    ----------
    Net investment activity............    218,250       219,893
                                         ---------    ----------
  Realized & unrealized gain (loss) on
    Investments:
    Reinvested capital gains...........      1,760       480,048
    Realized gain (loss)...............    332,951        73,429
    Unrealized gain (loss).............   (101,784)      562,929
                                         ---------    ----------
      Net gain (loss) on investments...    232,927     1,116,406
                                         ---------    ----------
         Net increase (decrease) in
           contract owners' equity from
           operations..................  $ 451,177    $1,336,299
                                         =========    ==========

   The accompanying notes are an integral part of these financial statements.

Form 5741

OHIO NATIONAL VARIABLE ACCOUNT R
 STATEMENTS OF OPERATIONS

                                  For Six Months Ended June 30, 2000 (Unaudited)

                                                        INTERNATIONAL SUBACCOUNT
                                         ------------------------------------------------------
                                         SIX MONTHS                   YEARS ENDED
                                            ENDED       ---------------------------------------
                                          6/30/2000        1999           1998          1997
                                         -----------    -----------    ----------    ----------
Investment activity:
  Reinvested dividends.................  $        --    $         0    $  630,410    $  983,741
  Risk & administrative expense (note
    4).................................      (91,060)      (125,913)     (124,053)     (112,268)
                                         -----------    -----------    ----------    ----------
    Net investment activity............      (91,060)      (125,913)      506,357       871,473
                                         -----------    -----------    ----------    ----------
  Realized & unrealized gain (loss) on
    Investments:
    Reinvested capital gains...........      157,840              0       695,117     1,415,674
    Realized gain (loss)...............      691,782        (55,726)      (45,820)      186,736
    Unrealized gain (loss).............   (1,847,025)    10,000,013      (670,437)   (2,391,042)
                                         -----------    -----------    ----------    ----------
      Net gain (loss) on investments...     (997,403)     9,944,287       (21,140)     (788,632)
                                         -----------    -----------    ----------    ----------
         Net increase (decrease) in
           contract owners' equity from
           operations..................  $(1,088,463)   $ 9,818,374    $  485,217    $   82,841
                                         ===========    ===========    ==========    ==========

                                                   CAPITAL APPRECIATION SUBACCOUNT
                                         ---------------------------------------------------
                                         SIX MONTHS                 YEARS ENDED
                                           ENDED       -------------------------------------
                                         6/30/2000        1999         1998          1997
                                         ----------    ----------    ---------    ----------
Investment activity:
  Reinvested dividends.................  $  62,029     $  181,793    $ 155,395    $  130,659
  Risk & administrative expense (note
    4).................................    (26,627)       (56,169)     (45,565)      (28,303)
                                         ---------     ----------    ---------    ----------
    Net investment activity............     35,402        125,624      109,830       102,356
                                         ---------     ----------    ---------    ----------
  Realized & unrealized gain (loss) on
    Investments:
    Reinvested capital gains...........      8,097        700,498      539,044       244,214
    Realized gain (loss)...............    (72,069)        36,655       33,861        34,042
    Unrealized gain (loss).............    222,376       (450,311)    (390,779)      129,929
                                         ---------     ----------    ---------    ----------
      Net gain (loss) on investments...    158,404        286,842      182,126       408,185
                                         ---------     ----------    ---------    ----------
         Net increase (decrease) in
           contract owners' equity from
           operations..................  $ 193,806     $  412,466    $ 291,956    $  510,541
                                         =========     ==========    =========    ==========

                                                          SMALL CAP SUBACCOUNT
                                         ------------------------------------------------------
                                         SIX MONTHS                   YEARS ENDED
                                            ENDED       ---------------------------------------
                                          6/30/2000        1999           1998          1997
                                         -----------    -----------    ----------    ----------
Investment activity:
  Reinvested dividends.................  $        --    $         0    $        0    $        0
  Risk & administrative expense (note
    4).................................      (94,738)      (100,544)      (54,057)      (38,798)
                                         -----------    -----------    ----------    ----------
    Net investment activity............      (94,738)      (100,544)      (54,057)      (38,798)
                                         -----------    -----------    ----------    ----------
  Realized & unrealized gain (loss) on
    Investments:
    Reinvested capital gains...........      309,255      5,797,375           107       271,143
    Realized gain......................      602,346        307,091        57,223        84,498
    Unrealized gain (loss).............    3,750,340      5,205,819       930,451       130,287
                                         -----------    -----------    ----------    ----------
      Net gain (loss) on investments...    4,661,941     11,310,285       987,781       485,928
                                         -----------    -----------    ----------    ----------
         Net increase (decrease) in
           contract owners' equity from
           operations..................  $ 4,567,203    $11,209,741    $  933,724    $  447,130
                                         ===========    ===========    ==========    ==========

                                               INTERNATIONAL SMALL COMPANY SUBACCOUNT
                                         ---------------------------------------------------
                                         SIX MONTHS                 YEARS ENDED
                                           ENDED       -------------------------------------
                                         6/30/2000        1999         1998          1997
                                         ----------    ----------    ---------    ----------
Investment activity:
  Reinvested dividends.................  $       0     $        0    $  54,153    $   52,943
  Risk & administrative expense (note
    4).................................    (20,780)       (20,937)     (13,819)       (9,551)
                                         ---------     ----------    ---------    ----------
    Net investment activity............    (20,780)       (20,937)      40,334        43,392
                                         ---------     ----------    ---------    ----------
  Realized & unrealized gain (loss) on
    Investments:
    Reinvested capital gains...........     21,621        479,458      180,539        83,769
    Realized gain......................    130,652        202,058        8,238        32,076
    Unrealized gain (loss).............   (971,919)     1,832,353     (187,295)      (35,010)
                                         ---------     ----------    ---------    ----------
      Net gain (loss) on investments...   (819,646)     2,513,869        1,482        80,835
                                         ---------     ----------    ---------    ----------
         Net increase (decrease) in
           contract owners' equity from
           operations..................  $(840,426)    $2,492,932    $  41,816    $  124,227
                                         =========     ==========    =========    ==========

   The accompanying notes are an integral part of these financial statements.

Form 5741

OHIO NATIONAL VARIABLE ACCOUNT R
 STATEMENTS OF OPERATIONS

                                  For Six Months Ended June 30, 2000 (Unaudited)

                                                     AGGRESSIVE GROWTH SUBACCOUNT                  CORE GROWTH SUBACCOUNT
                                        ------------------------------------------------------    ------------------------
                                        SIX MONTHS                   YEARS ENDED                  SIX MONTHS    YEARS ENDED
                                           ENDED       ---------------------------------------      ENDED       ----------
                                         6/30/2000        1999           1998          1997       6/30/2000        1999
                                        -----------    -----------    ----------    ----------    ----------    ----------
Investment activity:
  Reinvested dividends................  $         0    $         0    $        0    $   24,808     $      0     $        0
  Risk & administrative expense (note
    4)................................      (15,377)       (26,551)      (23,847)      (16,668)     (16,431)       (14,942)
                                        -----------    -----------    ----------    ----------     --------     ----------
    Net investment activity...........      (15,377)       (26,551)      (23,847)        8,140      (16,431)       (14,942)
                                        -----------    -----------    ----------    ----------     --------     ----------
  Realized & unrealized gain (loss) on
    Investments:
    Reinvested capital gains..........            0              0       258,472         9,068       86,768        763,382
    Realized gain (loss)..............        9,024        (41,002)       22,270        (3,358)      91,156        115,808
    Unrealized gain (loss)............     (389,462)       248,666        (6,276)      231,511      639,644        875,700
                                        -----------    -----------    ----------    ----------     --------     ----------
      Net gain (loss) on
         investments..................     (380,438)       207,664       274,466       237,221      817,568      1,754,890
                                        -----------    -----------    ----------    ----------     --------     ----------
         Net increase (decrease) in
           contract owners' equity
           from operations............  $  (395,815)   $   181,113    $  250,619    $  245,361     $801,137     $1,739,948
                                        ===========    ===========    ==========    ==========     ========     ==========

                                         CORE GROWTH SUBACCOUNT
                                        ------------------------
                                            YEARS ENDED
                                        ------------------------
                                           1998        1997 (A)
                                        ----------    ----------
Investment activity:
  Reinvested dividends................  $        0    $      161
  Risk & administrative expense (note
    4)................................      (7,627)       (3,844)
                                        ----------    ----------
    Net investment activity...........      (7,627)       (3,683)
                                        ----------    ----------
  Realized & unrealized gain (loss) on
    Investments:
    Reinvested capital gains..........           0             0
    Realized gain (loss)..............       1,725         3,379
    Unrealized gain (loss)............     101,913        (3,039)
                                        ----------    ----------
      Net gain (loss) on
         investments..................     103,638           340
                                        ----------    ----------
         Net increase (decrease) in
           contract owners' equity
           from operations............  $   96,011    $   (3,343)
                                        ==========    ==========

                                                      GROWTH & INCOME SUBACCOUNT
                                        ------------------------------------------------------
                                        SIX MONTHS                   YEARS ENDED
                                           ENDED       ---------------------------------------
                                         6/30/2000        1999           1998        1997 (A)
                                        -----------    -----------    ----------    ----------
Investment activity:
  Reinvested dividends................  $         0    $    17,648    $   40,476    $    7,733
  Risk & administrative expense (note
    4)................................      (51,490)       (60,687)      (27,216)       (4,646)
                                        -----------    -----------    ----------    ----------
    Net investment activity...........      (51,490)       (43,039)       13,260         3,087
                                        -----------    -----------    ----------    ----------
  Realized & unrealized gain (loss) on
    Investments:
    Reinvested capital gains..........      219,550      1,905,785             0        90,978
    Realized gain.....................      369,457         74,709        10,734         7,768
    Unrealized gain (loss)............     (438,897)     2,666,425       252,938        94,008
                                        -----------    -----------    ----------    ----------
      Net gain (loss) on
         investments..................      150,110      4,646,919       263,672       192,754
                                        -----------    -----------    ----------    ----------
         Net increase in contract
           owners' equity from
           operations.................  $    98,620    $ 4,603,880    $  276,932    $  195,841
                                        ===========    ===========    ==========    ==========

                                                      S&P 500 INDEX SUBACCOUNT
                                        ----------------------------------------------------
                                        SIX MONTHS                 YEARS ENDED
                                          ENDED       --------------------------------------
                                        6/30/2000        1999          1998        1997 (A)
                                        ----------    ----------    ----------    ----------
Investment activity:
  Reinvested dividends................   $132,131     $  355,574    $  108,830    $   33,016
  Risk & administrative expense (note
    4)................................    (68,007)      (103,243)      (26,947)       (2,986)
                                         --------     ----------    ----------    ----------
    Net investment activity...........     64,124        252,331        81,883        30,030
                                         --------     ----------    ----------    ----------
  Realized & unrealized gain (loss) on
    Investments:
    Reinvested capital gains..........     23,095      1,388,105       328,825        94,770
    Realized gain.....................    161,005        199,621        20,356         5,779
    Unrealized gain (loss)............   (243,207)     1,477,659       619,923       (52,996)
                                         --------     ----------    ----------    ----------
      Net gain (loss) on
         investments..................    (59,107)     3,065,385       969,104        47,553
                                         --------     ----------    ----------    ----------
         Net increase in contract
           owners' equity from
           operations.................   $  5,017     $3,317,716    $1,050,987    $   77,583
                                         ========     ==========    ==========    ==========

---------------

(a) Period from January 3, 1997, date of commencement of operations.
   The accompanying notes are an integral part of these financial statements.

Form 5741

OHIO NATIONAL VARIABLE ACCOUNT R
 STATEMENTS OF OPERATIONS

                                  For Six Months Ended June 30, 2000 (Unaudited)

                                                       SOCIAL AWARENESS SUBACCOUNT                 EQUITY INCOME SUBACCOUNT
                                          -----------------------------------------------------    -------------------------
                                          SIX MONTHS                  YEARS ENDED                  SIX MONTHS
                                             ENDED      ---------------------------------------       ENDED      YEAR ENDED
                                           6/30/2000       1999           1998        1997 (A)      6/30/2000     1999 (C)
                                          -----------   -----------   ------------   ----------    -----------   -----------
Investment activity:
  Reinvested dividends..................  $         0   $     2,088    $    2,652    $      983     $     31     $        0
  Risk & administrative expense (note
    4)..................................       (1,682)       (3,374)       (3,609)         (394)         (51)             0
                                          -----------   -----------    ----------    ----------     --------     ----------
    Net investment activity.............       (1,682)       (1,286)         (957)          589          (20)             0
                                          -----------   -----------    ----------    ----------     --------     ----------
  Realized & unrealized gain (loss) on
    Investments:
    Reinvested capital gains............            0             0             0        29,015            0              0
    Realized gain (loss)................       18,332       (62,411)      (31,042)          926           48              0
    Unrealized gain (loss)..............       40,686       131,316      (102,278)      (31,805)        (417)             0
                                          -----------   -----------    ----------    ----------     --------     ----------
      Net gain (loss) on investments....       59,018        68,905      (133,320)       (1,864)        (369)             0
                                          -----------   -----------    ----------    ----------     --------     ----------
         Net increase (decrease) in
           contract owners' equity from
           operations...................  $    57,336   $    67,619    $ (134,277)   $   (1,275)    $   (389)    $        0
                                          ===========   ===========    ==========    ==========     ========     ==========

                                            BLUE CHIP SUBACCOUNT
                                          -------------------------
                                            FOR SIX         YEAR
                                          MONTHS ENDED     ENDED
                                           6/30/2000      1999 (C)
                                          ------------   ----------
Investment activity:
  Reinvested dividends..................   $      14     $        0
  Risk & administrative expense (note
    4)..................................        (168)             0
                                           ---------     ----------
    Net investment activity.............        (154)             0
                                           ---------     ----------
  Realized & unrealized gain (loss) on
    Investments:
    Reinvested capital gains............          36              1
    Realized gain (loss)................         161              0
    Unrealized gain (loss)..............      (3,228)            10
                                           ---------     ----------
      Net gain (loss) on investments....      (3,031)            11
                                           ---------     ----------
         Net increase (decrease) in
           contract owners' equity from
           operations...................   $  (3,185)    $       11
                                           =========     ==========

                                                                                                     JANUS ASPEN SERIES
                                                                                                   -----------------------

                                           HIGH INCOME SUBACCOUNT     CAPITAL GROWTH SUBACCOUNT       GROWTH SUBACCOUNT
                                          -------------------------   -------------------------    -----------------------
                                          SIX MONTHS                    FOR SIX                    SIX MONTHS
                                             ENDED      YEAR ENDED    MONTHS ENDED   YEAR ENDED      ENDED      YEAR ENDED
                                           6/30/2000     1999 (C)      6/30/2000      1999 (C)     6/30/2000     1999 (B)
                                          -----------   -----------   ------------   ----------    ----------   ----------
Investment activity:
  Reinvested dividends..................  $       546   $       526    $        0    $        0     $127,075    $    6,902
  Risk & administrative expense (note
    4)..................................         (121)          (17)       (6,204)          (84)     (28,204)      (14,713)
                                          -----------   -----------    ----------    ----------     --------    ----------
    Net investment activity.............          425           509        (6,204)          (84)      98,871        (7,811)
                                          -----------   -----------    ----------    ----------     --------    ----------
  Realized & unrealized gain (loss) on
    Investments:
    Reinvested capital gains............            0             0         1,346        25,879      212,421         6,806
    Realized gain (loss)................       (2,952)            1        (9,962)          776       93,713         9,588
    Unrealized gain (loss)..............          337          (347)      (57,079)       (6,339)    (326,356)    1,075,487
                                          -----------   -----------    ----------    ----------     --------    ----------
      Net gain (loss) on investments....       (2,615)         (346)      (65,695)       20,316      (20,222)    1,091,881
                                          -----------   -----------    ----------    ----------     --------    ----------
         Net increase (decrease) in
           contract owners' equity from
           operations...................  $    (2,190)  $       163    $  (71,899)   $   20,232     $ 78,649    $1,084,070
                                          ===========   ===========    ==========    ==========     ========    ==========

                                             JANUS ASPEN SERIES
                                          -------------------------
                                              WORLDWIDE GROWTH
                                                 SUBACCOUNT
                                          -------------------------
                                            FOR SIX
                                          MONTHS ENDED   YEAR ENDED
                                           6/30/2000      1999 (B)
                                          ------------   ----------
Investment activity:
  Reinvested dividends..................   $  24,019     $    1,005
  Risk & administrative expense (note
    4)..................................     (21,028)        (6,966)
                                           ---------     ----------
    Net investment activity.............       2,991         (5,961)
                                           ---------     ----------
  Realized & unrealized gain (loss) on
    Investments:
    Reinvested capital gains............      71,624              0
    Realized gain (loss)................      18,847          3,506
    Unrealized gain (loss)..............     (95,286)       954,815
                                           ---------     ----------
      Net gain (loss) on investments....      (4,815)       958,321
                                           ---------     ----------
         Net increase (decrease) in
           contract owners' equity from
           operations...................   $  (1,824)    $  952,360
                                           =========     ==========

---------------

(a) Period from January 3, 1997, date of commencement of operations.
(b) Period from May 3, 1999, date of commencement of operations.
(c) Period from November 1, 1999, date of commencement of operations.
   The accompanying notes are an integral part of these financial statements.

Form 5741

OHIO NATIONAL VARIABLE ACCOUNT R
 STATEMENTS OF OPERATIONS

                                  For Six Months Ended June 30, 2000 (Unaudited)

                                             JANUS ASPEN SERIES                   STRONG VARIABLE ANNUITY FUNDS
                                          -------------------------   ------------------------------------------------------
                                             BALANCE SUBACCOUNT       OPPORTUNITY II SUBACCOUNT    SCHAFER VALUE SUBACCOUNT
                                          -------------------------   -------------------------    -------------------------
                                          SIX MONTHS                   SIX MONTHS                  SIX MONTHS
                                             ENDED      YEAR ENDED       ENDED       YEAR ENDED       ENDED      YEAR ENDED
                                           6/30/2000     1999 (C)      6/30/2000      1999 (C)      6/30/2000     1999 (C)
                                          -----------   -----------   ------------   ----------    -----------   -----------
Investment activity:
  Reinvested dividends..................  $    26,047   $       583    $        0    $        0     $      0     $       20
  Risk & administrative expense (note
    4)..................................       (2,515)          (18)         (360)           (3)        (491)            (3)
                                          -----------   -----------    ----------    ----------     --------     ----------
    Net investment activity.............       23,532           565             0            (3)        (491)            17
                                          -----------   -----------    ----------    ----------     --------     ----------
  Realized & unrealized gain (loss) on
    Investments:
    Reinvested capital gains............       72,937             0             0             0            0             91
    Realized gain (loss)................        1,730           191         1,641             0        6,039             36
    Unrealized gain (loss)..............      (79,710)        1,157        (7,099)          246      (19,508)          (122)
                                          -----------   -----------    ----------    ----------     --------     ----------
      Net gain (loss) on investments....       (5,043)        1,348        (5,458)          246      (13,469)             5
                                          -----------   -----------    ----------    ----------     --------     ----------
         Net increase (decrease) in
           contract owners' equity from
           operations...................  $    18,489   $     1,913    $   (5,458)   $      243     $(13,960)    $       22
                                          ===========   ===========    ==========    ==========     ========     ==========

                                          STRONG VARIABLE ANNUITY FUNDS
                                          -------------------------
                                          MID-CAP GROWTH SUBACCOUNT
                                          -------------------------
                                           SIX MONTHS
                                             ENDED       YEAR ENDED
                                           6/30/2000      1999 (C)
                                          ------------   ----------
Investment activity:
  Reinvested dividends..................   $       0     $        0
  Risk & administrative expense (note
    4)..................................      (3,218)          (107)
                                           ---------     ----------
    Net investment activity.............      (3,218)          (107)
                                           ---------     ----------
  Realized & unrealized gain (loss) on
    Investments:
    Reinvested capital gains............           0              0
    Realized gain (loss)................     (24,263)           453
    Unrealized gain (loss)..............      (7,284)        25,711
                                           ---------     ----------
      Net gain (loss) on investments....     (31,547)        26,164
                                           ---------     ----------
         Net increase (decrease) in
           contract owners' equity from
           operations...................   $ (34,765)    $   26,057
                                           =========     ==========

                                                                           GOLDMAN SACHS
                                          --------------------------------------------------------------------------------
                                             VIT GROWTH & INCOME         VIT CORE US EQUITY          VIT CAPITAL GROWTH
                                                 SUBACCOUNT                  SUBACCOUNT                  SUBACCOUNT
                                          -------------------------   -------------------------    -----------------------
                                          SIX MONTHS                   SIX MONTHS                  SIX MONTHS
                                             ENDED      YEAR ENDED       ENDED       YEAR ENDED      ENDED      YEAR ENDED
                                           6/30/2000     1999 (B)      6/30/2000      1999 (C)     6/30/2000     1999 (C)
                                          -----------   -----------   ------------   ----------    ----------   ----------
Investment activity:
  Reinvested dividends..................  $         0   $     7,699    $        0    $       25     $      0    $       18
  Risk & administrative expense (note
    4)..................................       (3,131)       (1,357)          (76)           (4)        (361)          (12)
                                          -----------   -----------    ----------    ----------     --------    ----------
    Net investment activity.............       (3,131)        6,342           (76)           21         (361)            6
                                          -----------   -----------    ----------    ----------     --------    ----------
  Realized & unrealized gain (loss) on
    Investments:
    Reinvested capital gains............            0             0             0            88            0           521
    Realized gain (loss)................         (336)       (1,291)          121           (15)         (44)          415
    Unrealized gain.....................       11,825         5,904           101           283        7,073           472
                                          -----------   -----------    ----------    ----------     --------    ----------
      Net gain on investments...........       11,489         4,613           222           356        7,029         1,408
                                          -----------   -----------    ----------    ----------     --------    ----------
         Net increase in contract
           owners' equity from
           operations...................  $     8,358   $    10,955    $      146    $      377     $  6,668    $    1,414
                                          ===========   ===========    ==========    ==========     ========    ==========

                                               MORGAN STANLEY
                                          -------------------------
                                               US REAL ESTATE
                                                 SUBACCOUNT
                                          -------------------------
                                           SIX MONTHS
                                             ENDED       YEAR ENDED
                                           6/30/2000      1999 (C)
                                          ------------   ----------
Investment activity:
  Reinvested dividends..................   $     649     $        0
  Risk & administrative expense (note
    4)..................................        (391)             0
                                           ---------     ----------
    Net investment activity.............           0              0
                                           ---------     ----------
  Realized & unrealized gain (loss) on
    Investments:
    Reinvested capital gains............           0              0
    Realized gain (loss)................        (422)             0
    Unrealized gain.....................      13,917              0
                                           ---------     ----------
      Net gain on investments...........      13,495              0
                                           ---------     ----------
         Net increase in contract
           owners' equity from
           operations...................   $  13,495     $        0
                                           =========     ==========

---------------

(b) Period from May 3, 1999, date of commencement of operations.
(c) Period from November 1, 1999, date of commencement of operations.
   The accompanying notes are an integral part of these financial statements.

Form 5741

OHIO NATIONAL VARIABLE ACCOUNT R
 STATEMENTS OF OPERATIONS

                                  For Six Months Ended June 30, 2000 (Unaudited)

                                                      LAZARD RETIREMENT
                                    ------------------------------------------------------
                                         EMERGING MARKET                 SMALL CAP
                                            SUBACCOUNT                   SUBACCOUNT
                                    --------------------------    ------------------------
                                    SIX MONTHS                    SIX MONTHS
                                       ENDED       YEAR ENDED       ENDED       YEAR ENDED
                                     6/30/2000      1999 (C)      6/30/2000      1999 (C)
                                    -----------    -----------    ----------    ----------
Investment activity:
  Reinvested dividends............  $         0    $     1,046     $      0     $        3
  Risk & administrative expense
     (note 4).....................       (2,224)          (606)        (384)            (5)
                                    -----------    -----------     --------     ----------
     Net investment activity......       (2,224)           440         (384)            (2)
                                    -----------    -----------     --------     ----------
  Realized & unrealized gain
     (loss) on Investments:
     Reinvested capital gains.....            0              0            0             37
     Realized gain (loss).........        8,463          5,449        1,740              0
     Unrealized gain (loss).......      (53,694)       107,388        6,550            536
                                    -----------    -----------     --------     ----------
       Net gain (loss) on
          investments.............      (45,231)       112,837        8,290            573
                                    -----------    -----------     --------     ----------
          Net increase (decrease)
            in contract owners'
            equity from
            operations............  $   (47,455)   $   113,277     $  7,906     $      571
                                    ===========    ===========     ========     ==========

---------------

(c) Period from November 1, 1999, date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

Form 5741

OHIO NATIONAL VARIABLE ACCOUNT R
 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                                  For Six Months Ended June 30, 2000 (Unaudited)

                                                               EQUITY                                 MONEY MARKET
                                                             SUBACCOUNT                                SUBACCOUNT
                                        -----------------------------------------------------   -------------------------
                                        SIX MONTHS                  YEARS ENDED                 SIX MONTHS    YEARS ENDED
                                           ENDED      ---------------------------------------      ENDED      -----------
                                         6/30/2000       1999          1998          1997        6/30/2000       1999
                                        -----------   -----------   -----------   -----------   -----------   -----------
Increase (decrease) in contract
  owners' equity from operations:
    Net investment activity...........  $  (102,475)  $  (132,325)  $   151,990   $   263,170   $    91,167   $   133,361
    Reinvested capital gains..........      115,765    13,411,033       582,686     1,475,813             0             0
    Realized gain (loss)..............     (158,113)    1,165,160       433,578       431,237         3,788       (31,917)
    Unrealized gain (loss)............   (1,086,069)   (8,842,357)      276,272     1,699,778             0             0
                                        -----------   -----------   -----------   -----------   -----------   -----------
         Net increase (decrease) in
           contract owners' equity
           from operations............   (1,230,892)    5,601,511     1,444,526     3,869,998        94,955       101,444
                                        -----------   -----------   -----------   -----------   -----------   -----------
Equity transactions:
  Sales:
    Contract purchase payments........    2,427,210     5,012,273     5,167,419     4,850,686     6,078,794     6,289,867
    Transfers from fixed & other
       subaccounts....................    2,546,072     2,442,831     1,599,312     2,585,503     1,886,010     5,592,228
                                        -----------   -----------   -----------   -----------   -----------   -----------
                                          4,973,282     7,455,104     6,766,731     7,436,189     7,964,804    11,882,095
                                        -----------   -----------   -----------   -----------   -----------   -----------
  Redemptions:
    Withdrawals & surrenders (note
       5).............................      736,269     1,283,863       975,495       930,275       434,586        22,532
    Transfers to fixed & other
       subaccounts....................    3,157,558     6,010,815     2,231,174     2,061,907     8,563,769    11,367,686
    Cost of insurance & administrative
       fee (note 5)...................      917,372     2,060,563     2,044,300     1,775,339       196,652       283,708
                                        -----------   -----------   -----------   -----------   -----------   -----------
                                          4,811,199     9,355,241     5,250,969     4,767,521     9,195,007    11,673,926
                                        -----------   -----------   -----------   -----------   -----------   -----------
         Net equity transactions......      162,083    (1,900,137)    1,515,762     2,668,668    (1,230,203)      208,169
                                        -----------   -----------   -----------   -----------   -----------   -----------
           Net change in contract
              owners' equity..........   (1,068,809)    3,701,374     2,960,288     6,538,666    (1,135,248)      309,613
Contract owners' equity:
  Beginning of period.................   34,867,446    31,166,072    28,205,784    21,667,118     4,377,995     4,068,382
                                        -----------   -----------   -----------   -----------   -----------   -----------
  End of period.......................  $33,798,637   $34,867,446   $31,166,072   $28,205,784   $ 3,242,747   $ 4,377,995
                                        ===========   ===========   ===========   ===========   ===========   ===========

                                        -------------------------
                                        -------------------------
                                           1998          1997
                                        -----------   -----------
Increase (decrease) in contract
  owners' equity from operations:
    Net investment activity...........  $    79,104   $    47,708
    Reinvested capital gains..........            0             0
    Realized gain (loss)..............       (1,729)          241
    Unrealized gain (loss)............            0             0
                                        -----------   -----------
         Net increase (decrease) in
           contract owners' equity
           from operations............       77,375        47,949
                                        -----------   -----------
Equity transactions:
  Sales:
    Contract purchase payments........    9,924,762     6,067,434
    Transfers from fixed & other
       subaccounts....................    2,863,761     1,593,336
                                        -----------   -----------
                                         12,788,523     7,660,770
                                        -----------   -----------
  Redemptions:
    Withdrawals & surrenders (note
       5).............................       48,825         8,519
    Transfers to fixed & other
       subaccounts....................    9,721,391     7,321,910
    Cost of insurance & administrative
       fee (note 5)...................      257,277       225,524
                                        -----------   -----------
                                         10,027,493     7,555,953
                                        -----------   -----------
         Net equity transactions......    2,761,030       104,817
                                        -----------   -----------
           Net change in contract
              owners' equity..........    2,838,405       152,766
Contract owners' equity:
  Beginning of period.................    1,229,977     1,077,211
                                        -----------   -----------
  End of period.......................  $ 4,068,382   $ 1,229,977
                                        ===========   ===========

   The accompanying notes are an integral part of these financial statements.

Form 5741

OHIO NATIONAL VARIABLE ACCOUNT R
 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                                  For Six Months Ended June 30, 2000 (Unaudited)

                                                                BOND                                      OMNI
                                                             SUBACCOUNT                                SUBACCOUNT
                                        -----------------------------------------------------   -------------------------
                                        SIX MONTHS                  YEARS ENDED                 SIX MONTHS    YEARS ENDED
                                           ENDED      ---------------------------------------      ENDED      -----------
                                         6/30/2000       1999          1998          1997        6/30/2000       1999
                                        -----------   -----------   -----------   -----------   -----------   -----------
Increase (decrease) in contract
  owners' equity from operations:
    Net investment activity...........  $    26,875   $   106,661   $    73,888   $    62,150   $    (1,440)  $   169,890
    Reinvested capital gains..........            0             0             0             0        16,146       411,548
    Realized gain (loss)..............       (8,622)       (6,506)        2,811         1,394       176,653       431,731
    Unrealized gain (loss)............       31,008      (103,003)      (21,734)        4,309       105,006       164,688
                                        -----------   -----------   -----------   -----------   -----------   -----------
         Net increase (decrease) in
           contract owners' equity
           from operations............       49,261        (2,848)       54,965        67,853       296,365     1,177,857
                                        -----------   -----------   -----------   -----------   -----------   -----------
Equity transactions:
  Sales:
    Contract purchase payments........      226,123       419,790       345,106       244,107       841,396     2,179,009
    Transfers from fixed & other
       subaccounts....................      862,964       256,378       567,357       131,403       227,552       934,257
                                        -----------   -----------   -----------   -----------   -----------   -----------
                                          1,089,087       676,168       912,463       375,510     1,068,948     3,113,266
                                        -----------   -----------   -----------   -----------   -----------   -----------
  Redemptions:
    Withdrawals & surrenders (note
       5).............................       36,350       103,237        13,218        21,828       308,321       600,731
    Transfers to fixed & other
       subaccounts....................      673,115       243,107       129,183       131,854     1,091,892     2,971,645
    Cost of insurance & administrative
       fee (note 5)...................       52,461       122,471       100,579        70,289       333,641       841,801
                                        -----------   -----------   -----------   -----------   -----------   -----------
                                            761,926       468,815       242,980       223,971     1,733,854     4,414,177
                                        -----------   -----------   -----------   -----------   -----------   -----------
         Net equity transactions......      327,161       207,353       669,483       151,539      (664,906)   (1,300,911)
                                        -----------   -----------   -----------   -----------   -----------   -----------
           Net change in contract
              owners' equity..........      376,422       204,505       724,448       219,392      (368,541)     (123,054)
Contract owners' equity:
  Beginning of period.................    1,878,813     1,674,308       949,860       730,468    11,808,840    11,931,894
                                        -----------   -----------   -----------   -----------   -----------   -----------
  End of period.......................  $ 2,255,235   $ 1,878,813   $ 1,674,308   $   949,860   $11,440,299   $11,808,840
                                        ===========   ===========   ===========   ===========   ===========   ===========

                                        -------------------------
                                        -------------------------
                                           1998          1997
                                        -----------   -----------
Increase (decrease) in contract
  owners' equity from operations:
    Net investment activity...........  $   218,250   $   219,893
    Reinvested capital gains..........        1,760       480,048
    Realized gain (loss)..............      332,951        73,429
    Unrealized gain (loss)............     (101,784)      562,929
                                        -----------   -----------
         Net increase (decrease) in
           contract owners' equity
           from operations............      451,177     1,336,299
                                        -----------   -----------
Equity transactions:
  Sales:
    Contract purchase payments........    2,470,020     1,966,189
    Transfers from fixed & other
       subaccounts....................    2,614,095       907,850
                                        -----------   -----------
                                          5,084,115     2,874,039
                                        -----------   -----------
  Redemptions:
    Withdrawals & surrenders (note
       5).............................      705,842       187,562
    Transfers to fixed & other
       subaccounts....................    2,318,267       312,223
    Cost of insurance & administrative
       fee (note 5)...................      802,634       648,661
                                        -----------   -----------
                                          3,826,743     1,148,446
                                        -----------   -----------
         Net equity transactions......    1,257,372     1,725,593
                                        -----------   -----------
           Net change in contract
              owners' equity..........    1,708,549     3,061,892
Contract owners' equity:
  Beginning of period.................   10,223,345     7,161,453
                                        -----------   -----------
  End of period.......................  $11,931,894   $10,223,345
                                        ===========   ===========

   The accompanying notes are an integral part of these financial statements.

Form 5741

OHIO NATIONAL VARIABLE ACCOUNT R
 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                                  For Six Months Ended June 30, 2000 (Unaudited)

                                                            INTERNATIONAL                         CAPITAL APPRECIATION
                                                             SUBACCOUNT                                SUBACCOUNT
                                        -----------------------------------------------------   -------------------------
                                        SIX MONTHS                  YEARS ENDED                 SIX MONTHS    YEARS ENDED
                                           ENDED      ---------------------------------------      ENDED      -----------
                                         6/30/2000       1999          1998          1997        6/30/2000       1999
                                        -----------   -----------   -----------   -----------   -----------   -----------
Increase (decrease) in contract
  owners' equity from operations:
    Net investment activity...........  $   (91,060)  $  (125,913)  $   506,357   $   871,473   $    35,402   $   125,624
    Reinvested capital gains..........      157,840             0       695,117     1,415,674         8,097       700,498
    Realized gain (loss)..............      691,782       (55,726)      (45,820)      186,736       (72,069)       36,655
    Unrealized gain (loss)............   (1,847,025)   10,000,013      (670,437)   (2,391,042)      222,376      (450,311)
                                        -----------   -----------   -----------   -----------   -----------   -----------
         Net increase (decrease) in
           contract owners' equity
           from operations............   (1,088,463)    9,818,374       485,217        82,841       193,806       412,466
                                        -----------   -----------   -----------   -----------   -----------   -----------
Equity transactions:
  Sales:
    Contract purchase payments........    1,516,634     3,266,962     4,027,966     4,352,514       763,021     1,870,385
    Transfers from fixed & other
       subaccounts....................    1,061,068       954,384       965,930     2,121,595     1,026,998       851,618
                                        -----------   -----------   -----------   -----------   -----------   -----------
                                          2,577,702     4,221,346     4,993,896     6,474,109     1,790,019     2,722,003
                                        -----------   -----------   -----------   -----------   -----------   -----------
  Redemptions:
    Withdrawals & surrenders (note
       5).............................      529,570       881,527       618,889       469,189       170,130       262,934
    Transfers to fixed & other
       subaccounts....................    2,365,939     4,697,047     2,112,568     2,136,043     2,215,343     1,789,041
    Cost of insurance & administrative
       fee (note 5)...................      614,287     1,206,179     1,348,113     1,269,503       213,651       574,371
                                        -----------   -----------   -----------   -----------   -----------   -----------
                                          3,509,796     6,784,753     4,079,570     3,874,735     2,599,124     2,626,346
                                        -----------   -----------   -----------   -----------   -----------   -----------
         Net equity transactions......     (932,094)   (2,563,407)      914,326     2,599,374      (809,105)       95,657
                                        -----------   -----------   -----------   -----------   -----------   -----------
           Net change in contract
              owners' equity..........   (2,020,557)    7,254,967     1,399,543     2,682,215      (615,299)      508,123
Contract owners' equity:
  Beginning of period.................   24,120,263    16,865,296    15,465,753    12,783,538     7,587,944     7,079,821
                                        -----------   -----------   -----------   -----------   -----------   -----------
  End of period.......................  $22,099,706   $24,120,263   $16,865,296   $15,465,753   $ 6,972,645   $ 7,587,944
                                        ===========   ===========   ===========   ===========   ===========   ===========

                                        -------------------------
                                        -------------------------
                                           1998          1997
                                        -----------   -----------
Increase (decrease) in contract
  owners' equity from operations:
    Net investment activity...........  $   109,830   $   102,356
    Reinvested capital gains..........      539,044       244,214
    Realized gain (loss)..............       33,861        34,042
    Unrealized gain (loss)............     (390,779)      129,929
                                        -----------   -----------
         Net increase (decrease) in
           contract owners' equity
           from operations............      291,956       510,541
                                        -----------   -----------
Equity transactions:
  Sales:
    Contract purchase payments........    2,206,184     1,458,697
    Transfers from fixed & other
       subaccounts....................      951,520     1,299,231
                                        -----------   -----------
                                          3,157,704     2,757,928
                                        -----------   -----------
  Redemptions:
    Withdrawals & surrenders (note
       5).............................      170,616        54,331
    Transfers to fixed & other
       subaccounts....................      518,403       775,912
    Cost of insurance & administrative
       fee (note 5)...................      548,283       377,999
                                        -----------   -----------
                                          1,237,302     1,208,242
                                        -----------   -----------
         Net equity transactions......    1,920,402     1,549,686
                                        -----------   -----------
           Net change in contract
              owners' equity..........    2,212,358     2,060,227
Contract owners' equity:
  Beginning of period.................    4,867,463     2,807,236
                                        -----------   -----------
  End of period.......................  $ 7,079,821   $ 4,867,463
                                        ===========   ===========

   The accompanying notes are an integral part of these financial statements.

Form 5741

OHIO NATIONAL VARIABLE ACCOUNT R
 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                                  For Six Months Ended June 30, 2000 (Unaudited)

                                                                                                   INTERNATIONAL SMALL
                                                              SMALL CAP                                  COMPANY
                                                             SUBACCOUNT                                SUBACCOUNT
                                        -----------------------------------------------------   -------------------------
                                        SIX MONTHS                  YEARS ENDED                 SIX MONTHS    YEARS ENDED
                                           ENDED      ---------------------------------------      ENDED      -----------
                                         6/30/2000       1999          1998          1997        6/30/2000       1999
                                        -----------   -----------   -----------   -----------   -----------   -----------
Increase (decrease) in contract
  Owners' equity from operations:
    Net investment activity...........  $   (94,738)  $  (100,544)  $   (54,057)  $   (38,798)  $   (20,780)  $   (20,937)
    Reinvested capital gains..........      309,255     5,797,375           107       271,143        21,621       479,458
    Realized gain.....................      602,346       307,091        57,223        84,498       130,652       202,058
    Unrealized gain (loss)............    3,750,340     5,205,819       930,451       130,287      (971,919)    1,832,353
                                        -----------   -----------   -----------   -----------   -----------   -----------
         Net increase (decrease) in
           contract owners' equity
           from operations............    4,567,203    11,209,741       933,724       447,130      (840,426)    2,492,932
                                        -----------   -----------   -----------   -----------   -----------   -----------
Equity transactions:
  Sales:
    Contract purchase payments........    1,627,205     2,645,343     2,614,149     2,181,009       381,004       603,036
    Transfers from fixed & other
       subaccounts....................    3,052,529     3,174,822     1,096,254     1,438,960     1,098,858     1,743,233
                                        -----------   -----------   -----------   -----------   -----------   -----------
                                          4,679,734     5,820,165     3,710,403     3,619,969     1,479,862     2,346,269
                                        -----------   -----------   -----------   -----------   -----------   -----------
  Redemptions:
    Withdrawals & surrenders (note
       5).............................      456,570       515,999       258,338       141,409        48,198       109,397
    Transfers to fixed & other
       subaccounts....................    3,865,077     2,004,103       795,000     1,146,251       649,911     1,506,122
    Cost of insurance & administrative
       fee (note 5)...................      673,209     1,018,712       705,650       579,612       139,000       207,469
                                        -----------   -----------   -----------   -----------   -----------   -----------
                                          4,994,856     3,538,814     1,758,988     1,867,272       837,109     1,822,988
                                        -----------   -----------   -----------   -----------   -----------   -----------
         Net equity transactions......     (315,122)    2,281,351     1,951,415     1,752,697       642,753       523,281
                                        -----------   -----------   -----------   -----------   -----------   -----------
           Net change in contract
              owners' equity..........    4,252,081    13,491,092     2,885,139     2,199,827      (197,673)    3,016,213
Contract owners' equity:
  Beginning of period.................   22,741,130     9,250,038     6,364,899     4,165,072     5,060,766     2,044,553
                                        -----------   -----------   -----------   -----------   -----------   -----------
  End of period.......................  $26,993,211   $22,741,130   $ 9,250,038   $ 6,364,899   $ 4,863,093   $ 5,060,766
                                        ===========   ===========   ===========   ===========   ===========   ===========

                                        -------------------------
                                        -------------------------
                                           1998          1997
                                        -----------   -----------
Increase (decrease) in contract
  Owners' equity from operations:
    Net investment activity...........  $    40,334   $    43,392
    Reinvested capital gains..........      180,539        83,769
    Realized gain.....................        8,238        32,076
    Unrealized gain (loss)............     (187,295)      (35,010)
                                        -----------   -----------
         Net increase (decrease) in
           contract owners' equity
           from operations............       41,816       124,227
                                        -----------   -----------
Equity transactions:
  Sales:
    Contract purchase payments........      666,312       537,053
    Transfers from fixed & other
       subaccounts....................      218,614       450,868
                                        -----------   -----------
                                            884,926       987,921
                                        -----------   -----------
  Redemptions:
    Withdrawals & surrenders (note
       5).............................       56,018       221,380
    Transfers to fixed & other
       subaccounts....................      219,547       218,387
    Cost of insurance & administrative
       fee (note 5)...................      178,599       140,673
                                        -----------   -----------
                                            454,164       580,440
                                        -----------   -----------
         Net equity transactions......      430,762       407,481
                                        -----------   -----------
           Net change in contract
              owners' equity..........      472,578       531,708
Contract owners' equity:
  Beginning of period.................    1,571,975     1,040,267
                                        -----------   -----------
  End of period.......................  $ 2,044,553   $ 1,571,975
                                        ===========   ===========

   The accompanying notes are an integral part of these financial statements.

Form 5741

OHIO NATIONAL VARIABLE ACCOUNT R
 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                                  For Six Months Ended June 30, 2000 (Unaudited)

                                                          AGGRESSIVE GROWTH                            CORE GROWTH
                                                             SUBACCOUNT                                SUBACCOUNT
                                        -----------------------------------------------------   -------------------------
                                        SIX MONTHS                  YEARS ENDED                 SIX MONTHS    YEARS ENDED
                                           ENDED      ---------------------------------------      ENDED      -----------
                                         6/30/2000       1999          1998          1997        6/30/2000       1999
                                        -----------   -----------   -----------   -----------   -----------   -----------
Increase (decrease) in contract
  owners' equity from operations:
    Net investment activity...........  $   (15,377)  $   (26,551)  $   (23,847)  $     8,140   $   (16,431)  $   (14,942)
    Reinvested capital gains..........            0             0       258,472         9,068        86,768       763,382
    Realized gain (loss)..............        9,024       (41,002)       22,270        (3,358)       91,156       115,808
    Unrealized gain (loss)............     (389,462)      248,666        (6,276)      231,511       639,644       875,700
                                        -----------   -----------   -----------   -----------   -----------   -----------
         Net increase (decrease) in
           contract owners' equity
           from operations............     (395,815)      181,113       250,619       245,361       801,137     1,739,948
                                        -----------   -----------   -----------   -----------   -----------   -----------
Equity transactions:
  Sales:
    Contract purchase payments........      553,299     1,136,033     1,348,654       969,362       380,830       438,214
    Transfers from fixed & other
       subaccounts....................      593,087       499,516       423,659       544,712     1,118,396     1,317,575
                                        -----------   -----------   -----------   -----------   -----------   -----------
                                          1,146,386     1,635,549     1,772,313     1,514,074     1,499,226     1,755,789
                                        -----------   -----------   -----------   -----------   -----------   -----------
  Redemptions:
    Withdrawals & surrenders (note
       5).............................       57,111       182,042        86,262        84,536        99,010        82,138
    Transfers to fixed & other
       subaccounts....................      350,517     1,139,574       460,387       418,423       558,547       853,515
    Cost of insurance & administrative
       fee (note 5)...................      139,036       338,621       347,236       278,191       122,829       166,365
                                        -----------   -----------   -----------   -----------   -----------   -----------
                                            546,664     1,660,237       893,885       781,150       780,386     1,102,018
                                        -----------   -----------   -----------   -----------   -----------   -----------
         Net equity transactions......      599,722       (24,688)      878,428       732,924       718,840       653,771
                                        -----------   -----------   -----------   -----------   -----------   -----------
           Net change in contract
              owners' equity..........      203,907       156,425     1,129,047       978,285     1,519,977     2,393,719
Contract owners' equity:
  Beginning of period.................    3,990,634     3,834,209     2,705,162     1,726,877     3,690,169     1,296,450
                                        -----------   -----------   -----------   -----------   -----------   -----------
  End of period.......................  $ 4,194,541   $ 3,990,634   $ 3,834,209   $ 2,705,162   $ 5,210,146   $ 3,690,169
                                        ===========   ===========   ===========   ===========   ===========   ===========

                                        -------------------------
                                        -------------------------
                                           1998        1997 (A)
                                        -----------   -----------
Increase (decrease) in contract
  owners' equity from operations:
    Net investment activity...........  $    (7,627)  $    (3,683)
    Reinvested capital gains..........            0             0
    Realized gain (loss)..............        1,725         3,379
    Unrealized gain (loss)............      101,913        (3,039)
                                        -----------   -----------
         Net increase (decrease) in
           contract owners' equity
           from operations............       96,011        (3,343)
                                        -----------   -----------
Equity transactions:
  Sales:
    Contract purchase payments........      459,093       377,379
    Transfers from fixed & other
       subaccounts....................      378,819       631,937
                                        -----------   -----------
                                            837,912     1,009,316
                                        -----------   -----------
  Redemptions:
    Withdrawals & surrenders (note
       5).............................       16,609         1,885
    Transfers to fixed & other
       subaccounts....................      327,440       116,828
    Cost of insurance & administrative
       fee (note 5)...................      117,857        62,827
                                        -----------   -----------
                                            461,906       181,540
                                        -----------   -----------
         Net equity transactions......      376,006       827,776
                                        -----------   -----------
           Net change in contract
              owners' equity..........      472,017       824,433
Contract owners' equity:
  Beginning of period.................      824,433             0
                                        -----------   -----------
  End of period.......................  $ 1,296,450   $   824,433
                                        ===========   ===========

---------------

(a) Period from January 3, 1997, date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

Form 5741

OHIO NATIONAL VARIABLE ACCOUNT R
 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                                  For Six Months Ended June 30, 2000 (Unaudited)

                                                  GROWTH & INCOME SUBACCOUNT
                                     ----------------------------------------------------
                                     SIX MONTHS                 YEARS ENDED
                                        ENDED      --------------------------------------
                                      6/30/2000       1999          1998        1997 (A)
                                     -----------   -----------   -----------   ----------
Increase in contract owners' equity
  from operations:
  Net investment activity..........  $   (51,490)  $   (43,039)  $   13,260    $    3,087
  Reinvested capital gains.........      219,550     1,905,785            0        90,978
  Realized gain....................      369,457        74,709       10,734         7,768
  Unrealized gain (loss)...........     (438,897)    2,666,425      252,938        94,008
                                     -----------   -----------   ----------    ----------
       Net increase in contract
         owners' equity from
         operations................       98,620     4,603,880      276,932       195,841
                                     -----------   -----------   ----------    ----------
Equity transactions:
  Sales:
    Contract purchase payments.....    1,504,672     2,601,488    2,034,257       536,293
    Transfers from fixed & other
       subaccounts.................    1,101,639     2,589,201    2,464,502     1,270,995
                                     -----------   -----------   ----------    ----------
                                       2,606,311     5,190,689    4,498,759     1,807,288
                                     -----------   -----------   ----------    ----------
  Redemptions:
    Withdrawals & surrenders (note
       5)..........................      152,777       263,243       37,971           436
    Transfers to fixed & other
       subaccounts.................    1,939,323     1,254,948      582,153        95,943
    Cost of insurance &
       administrative fee (note
       5)..........................      390,854       645,343      376,090        64,105
                                     -----------   -----------   ----------    ----------
                                       2,482,954     2,163,534      996,214       160,484
                                     -----------   -----------   ----------    ----------
       Net equity transactions.....      123,357     3,027,155    3,502,545     1,646,804
                                     -----------   -----------   ----------    ----------
         Net change in contract
           owners' equity..........      221,977     7,631,035    3,779,477     1,842,645
Contract owners' equity:
  Beginning of period..............   13,253,157     5,622,122    1,842,645             0
                                     -----------   -----------   ----------    ----------
  End of period....................  $13,475,134   $13,253,157   $5,622,122    $1,842,645
                                     ===========   ===========   ==========    ==========

                                                   S&P 500 INDEX SUBACCOUNT
                                     ----------------------------------------------------
                                     SIX MONTHS                 YEARS ENDED
                                        ENDED      --------------------------------------
                                      6/30/2000       1999          1998        1997 (A)
                                     -----------   -----------   -----------   ----------
Increase in contract owners' equity
  from operations:
  Net investment activity..........  $    64,124   $   252,331   $   81,883    $   30,030
  Reinvested capital gains.........       23,095     1,388,105      328,825        94,770
  Realized gain....................      161,005       199,621       20,356         5,779
  Unrealized gain (loss)...........     (243,207)    1,477,659      619,923       (52,996)
                                     -----------   -----------   ----------    ----------
       Net increase in contract
         owners' equity from
         operations................        5,017     3,317,716    1,050,987        77,583
                                     -----------   -----------   ----------    ----------
Equity transactions:
  Sales:
    Contract purchase payments.....    2,423,900     5,028,217    2,194,159       560,773
    Transfers from fixed & other
       subaccounts.................    2,023,869     7,673,684    4,432,311       775,750
                                     -----------   -----------   ----------    ----------
                                       4,447,769    12,701,901    6,626,470     1,336,523
                                     -----------   -----------   ----------    ----------
  Redemptions:
    Withdrawals & surrenders (note
       5)..........................      397,234       491,958      110,446           727
    Transfers to fixed & other
       subaccounts.................    3,199,016     3,445,258      714,255        83,751
    Cost of insurance &
       administrative fee (note
       5)..........................      620,935     1,121,691      407,189        62,142
                                     -----------   -----------   ----------    ----------
                                       4,217,185     5,058,907    1,231,890       146,620
                                     -----------   -----------   ----------    ----------
       Net equity transactions.....      230,584     7,642,994    5,394,580     1,189,903
                                     -----------   -----------   ----------    ----------
         Net change in contract
           owners' equity..........      235,601    10,960,710    6,445,567     1,267,486
Contract owners' equity:
  Beginning of period..............   18,673,763     7,713,053    1,267,486             0
                                     -----------   -----------   ----------    ----------
  End of period....................  $18,909,364   $18,673,763   $7,713,053    $1,267,486
                                     ===========   ===========   ==========    ==========

---------------

(a) Period from January 3, 1997, date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

Form 5741

OHIO NATIONAL VARIABLE ACCOUNT R
 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                                  For Six Months Ended June 30, 2000 (Unaudited)

                                                 SOCIAL AWARENESS SUBACCOUNT                EQUITY INCOME SUBACCOUNT
                                     ----------------------------------------------------   -------------------------
                                     SIX MONTHS                 YEARS ENDED                 SIX MONTHS
                                        ENDED      --------------------------------------      ENDED      YEAR ENDED
                                      6/30/2000       1999          1998        1997 (A)     6/30/2000     1999 (C)
                                     -----------   -----------   -----------   ----------   -----------   -----------
Increase (decrease) in contract
  owners' equity from operations:
  Net investment activity..........  $    (1,682)  $    (1,286)  $     (957)   $      589   $       (20)  $         0
  Reinvested capital gains.........            0             0            0        29,015             0             0
  Realized gain (loss).............       18,332       (62,411)     (31,042)          926            48             0
  Unrealized gain (loss)...........       40,686       131,316     (102,278)      (31,805)         (417)            0
                                     -----------   -----------   ----------    ----------   -----------   -----------
    Net increase (decrease) in
       contract owners' equity from
       operations..................       57,336        67,619     (134,277)       (1,275)         (389)            0
                                     -----------   -----------   ----------    ----------   -----------   -----------
Equity transactions:
  Sales:
    Contract purchase payments.....       62,768       158,628      292,044        35,077         1,312             0
    Transfers from fixed & other
       subaccounts.................       25,611       116,135      229,481       319,587        36,379             0
                                     -----------   -----------   ----------    ----------   -----------   -----------
                                          88,379       274,763      521,525       354,664        37,691             0
                                     -----------   -----------   ----------    ----------   -----------   -----------
  Redemptions:
    Withdrawals & surrenders (note
       5)..........................        5,191         6,911        7,059            50             0             0
    Transfers to fixed & other
       subaccounts.................      168,354       363,431      148,460        13,740         4,074             0
    Cost of insurance &
       administrative fee (note
       5)..........................       13,927        36,077       37,586         4,380           603             0
                                     -----------   -----------   ----------    ----------   -----------   -----------
                                         187,472       406,419      193,105        18,170         4,677             0
                                     -----------   -----------   ----------    ----------   -----------   -----------
       Net equity transactions.....      (99,093)     (131,656)     328,420       336,494        33,014             0
                                     -----------   -----------   ----------    ----------   -----------   -----------
         Net change in contract
           owners' equity..........      (41,757)      (64,037)     194,143       335,219        32,625             0
Contract owners' equity:
  Beginning of period..............      465,325       529,362      335,219             0             0             0
                                     -----------   -----------   ----------    ----------   -----------   -----------
  End of period....................  $   423,568   $   465,325   $  529,362    $  335,219   $    32,625   $         0
                                     ===========   ===========   ==========    ==========   ===========   ===========

                                       BLUE CHIP SUBACCOUNT
                                     ------------------------
                                     SIX MONTHS
                                        ENDED      YEAR ENDED
                                      6/30/2000     1999 (C)
                                     -----------   ----------
Increase (decrease) in contract
  owners' equity from operations:
  Net investment activity..........  $     (154)   $        0
  Reinvested capital gains.........          36             1
  Realized gain (loss).............         161             0
  Unrealized gain (loss)...........      (3,228)           10
                                     ----------    ----------
    Net increase (decrease) in
       contract owners' equity from
       operations..................      (3,185)           11
                                     ----------    ----------
Equity transactions:
  Sales:
    Contract purchase payments.....      16,551             0
    Transfers from fixed & other
       subaccounts.................     392,824           462
                                     ----------    ----------
                                        409,375           462
                                     ----------    ----------
  Redemptions:
    Withdrawals & surrenders (note
       5)..........................           3             0
    Transfers to fixed & other
       subaccounts.................     226,309             0
    Cost of insurance &
       administrative fee (note
       5)..........................       2,008             5
                                     ----------    ----------
                                        228,320             5
                                     ----------    ----------
       Net equity transactions.....     181,055           457
                                     ----------    ----------
         Net change in contract
           owners' equity..........     177,870           468
Contract owners' equity:
  Beginning of period..............         468             0
                                     ----------    ----------
  End of period....................  $  178,338    $      468
                                     ==========    ==========

---------------

(a) Period from January 3, 1997, date of commencement of operations.

(c) Period from November 1, 1999, date of commencement of operations.
   The accompanying notes are an integral part of these financial statements.

Form 5741

OHIO NATIONAL VARIABLE ACCOUNT R
 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                                  For Six Months Ended June 30, 2000 (Unaudited)

                                                                                                JANUS ASPEN SERIES
                                                                                             -------------------------

                                      HIGH INCOME SUBACCOUNT     CAPITAL GROWTH SUBACCOUNT       GROWTH SUBACCOUNT
                                     -------------------------   -------------------------   -------------------------
                                     SIX MONTHS                  SIX MONTHS                  SIX MONTHS
                                        ENDED      YEAR ENDED       ENDED      YEAR ENDED       ENDED      YEAR ENDED
                                      6/30/2000     1999 (C)      6/30/2000     1999 (C)      6/30/2000     1999 (B)
                                     -----------   -----------   -----------   -----------   -----------   -----------
Increase (decrease) in contract
  owners' equity from operations:
  Net investment activity..........  $       425   $       509   $   (6,204)   $      (84)   $    98,871   $    (7,811)
  Reinvested capital gains.........            0             0        1,346        25,879        212,421         6,806
  Realized gain (loss).............       (2,952)            1       (9,962)          776         93,713         9,588
  Unrealized gain (loss)...........          337          (347)     (57,079)       (6,339)      (326,356)    1,075,487
                                     -----------   -----------   ----------    ----------    -----------   -----------
    Net increase (decrease) in
       contract owners' equity from
       operations..................       (2,190)          163      (71,899)       20,232         78,649     1,084,070
                                     -----------   -----------   ----------    ----------    -----------   -----------
Equity transactions:
  Sales:
    Contract purchase payments.....        4,619             0      391,425        16,540      1,308,199     1,227,956
    Transfers from fixed & other
       subaccounts.................       23,671        58,507    2,329,260       284,457      2,520,801     4,493,684
                                     -----------   -----------   ----------    ----------    -----------   -----------
                                          28,290        58,507    2,720,685       300,997      3,829,000     5,721,640
                                     -----------   -----------   ----------    ----------    -----------   -----------
  Redemptions:
    Withdrawals & surrenders (note
       5)..........................          559           171       18,454           261         98,975        69,942
    Transfers to fixed & other
       subaccounts.................       61,982             0      298,765        22,030        938,251       388,605
    Cost of insurance &
       administrative fee (note
       5)..........................        1,004            62       37,832           620        248,117       147,785
                                     -----------   -----------   ----------    ----------    -----------   -----------
                                          63,545           233      355,051        22,911      1,285,343       606,332
                                     -----------   -----------   ----------    ----------    -----------   -----------
       Net equity transactions.....      (35,255)       58,274    2,365,634       278,086      2,543,657     5,115,308
                                     -----------   -----------   ----------    ----------    -----------   -----------
         Net change in contract
           owners' equity..........      (37,445)       58,437    2,293,735       298,318      2,622,306     6,199,378
Contract owners' equity:
  Beginning of period..............       58,437             0      298,318             0      6,199,378             0
                                     -----------   -----------   ----------    ----------    -----------   -----------
  End of period....................  $    20,992   $    58,437   $2,592,053    $  298,318    $ 8,821,684   $ 6,199,378
                                     ===========   ===========   ==========    ==========    ===========   ===========

                                       JANUS ASPEN SERIES
                                     -----------------------
                                        WORLDWIDE GROWTH
                                           SUBACCOUNT
                                     -----------------------
                                     SIX MONTHS
                                       ENDED      YEAR ENDED
                                     6/30/2000     1999 (B)
                                     ----------   ----------
Increase (decrease) in contract
  owners' equity from operations:
  Net investment activity..........  $    2,991   $   (5,961)
  Reinvested capital gains.........      71,624            0
  Realized gain (loss).............      18,847        3,506
  Unrealized gain (loss)...........     (95,286)     954,815
                                     ----------   ----------
    Net increase (decrease) in
       contract owners' equity from
       operations..................      (1,824)     952,360
                                     ----------   ----------
Equity transactions:
  Sales:
    Contract purchase payments.....     938,873      447,177
    Transfers from fixed & other
       subaccounts.................   2,635,357    2,495,368
                                     ----------   ----------
                                      3,574,230    2,942,545
                                     ----------   ----------
  Redemptions:
    Withdrawals & surrenders (note
       5)..........................      41,097       18,171
    Transfers to fixed & other
       subaccounts.................     333,048      119,927
    Cost of insurance &
       administrative fee (note
       5)..........................     169,752       70,180
                                     ----------   ----------
                                        543,897      208,278
                                     ----------   ----------
       Net equity transactions.....   3,030,333    2,734,267
                                     ----------   ----------
         Net change in contract
           owners' equity..........   3,028,509    3,686,627
Contract owners' equity:
  Beginning of period..............   3,686,627            0
                                     ----------   ----------
  End of period....................  $6,715,136   $3,686,627
                                     ==========   ==========

---------------

(b) Period from May 3, 1999, date of commencement of operations.

(c) Period from November 1, 1999, date of commencement of operations.
   The accompanying notes are an integral part of these financial statements.

Form 5741

OHIO NATIONAL VARIABLE ACCOUNT R
 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                                  For Six Months Ended June 30, 2000 (Unaudited)

                                                                              STRONG VARIABLE ANNUITY FUNDS
                                        JANUS ASPEN SERIES       --------------------------------------------------------
                                     -------------------------
                                        BALANCE SUBACCOUNT       OPPORTUNITY II SUBACCOUNT    SCHAFER VALUE II SUBACCOUNT
                                     -------------------------   --------------------------   ---------------------------
                                     SIX MONTHS                   SIX MONTHS                   SIX MONTHS
                                        ENDED      YEAR ENDED       ENDED       YEAR ENDED       ENDED        YEAR ENDED
                                      6/30/2000     1999 (C)      6/30/2000      1999 (C)      6/30/2000       1999 (C)
                                     -----------   -----------   ------------   -----------   ------------   ------------
Increase (decrease) in contract
  owners' equity from operations:
  Net investment activity..........  $    23,532   $       565    $     (360)   $       (3)   $      (491)   $        17
  Reinvested capital gains.........       72,937             0             0             0              0             91
  Realized gain (loss).............        1,730           191         1,641             0          6,039             36
  Unrealized gain (loss)...........      (79,710)        1,157        (7,099)          246        (19,508)          (122)
                                     -----------   -----------    ----------    ----------    -----------    -----------
    Net increase (decrease) in
       contract owners' equity from
       operations..................       18,489         1,913        (5,818)          243        (13,960)            22
                                     -----------   -----------    ----------    ----------    -----------    -----------
Equity transactions:
  Sales:
    Contract purchase payments.....      132,985           950         6,009            27          4,929             69
    Transfers from fixed & other
       subaccount..................    2,316,441        69,482       778,245         3,529        427,441          8,647
                                     -----------   -----------    ----------    ----------    -----------    -----------
                                       2,449,426        70,432       784,254         3,556        432,370          8,716
                                     -----------   -----------    ----------    ----------    -----------    -----------
  Redemptions:
    Withdrawals & surrenders (note
       5)..........................           98             0           (55)            0             15              0
    Transfers to fixed & other
       subaccounts.................      947,658             0       464,535           795         88,715              0
    Cost of insurance &
       administrative fee (note
       5)..........................       26,518           160         2,316            34          2,401             13
                                     -----------   -----------    ----------    ----------    -----------    -----------
                                         974,274           160       466,796           829         91,131             13
                                     -----------   -----------    ----------    ----------    -----------    -----------
       Net equity transactions.....    1,475,152        70,272       317,458         2,727        341,239          8,703
                                     -----------   -----------    ----------    ----------    -----------    -----------
         Net change in contract
           owners' equity..........    1,493,641        72,185       311,640         2,970        327,279          8,725
Contract owners' equity:
  Beginning of period..............       72,185             0         2,970             0          8,725              0
                                     -----------   -----------    ----------    ----------    -----------    -----------
  End of period....................  $ 1,565,826   $    72,185    $  314,610    $    2,970    $   336,004    $     8,725
                                     ===========   ===========    ==========    ==========    ===========    ===========

                                     STRONG VARIABLE ANNUITY FUNDS
                                     ------------------------
                                        MID-CAP GROWTH II
                                            SUBACCOUNT
                                     ------------------------
                                     SIX MONTHS
                                        ENDED      YEAR ENDED
                                      6/30/2000     1999 (C)
                                     -----------   ----------
Increase (decrease) in contract
  owners' equity from operations:
  Net investment activity..........  $   (3,218)   $     (107)
  Reinvested capital gains.........           0             0
  Realized gain (loss).............     (24,263)          453
  Unrealized gain (loss)...........      (7,284)       25,711
                                     ----------    ----------
    Net increase (decrease) in
       contract owners' equity from
       operations..................     (34,765)       26,057
                                     ----------    ----------
Equity transactions:
  Sales:
    Contract purchase payments.....     155,226         4,910
    Transfers from fixed & other
       subaccount..................   1,047,989       277,711
                                     ----------    ----------
                                      1,203,215       282,621
                                     ----------    ----------
  Redemptions:
    Withdrawals & surrenders (note
       5)..........................      11,870             0
    Transfers to fixed & other
       subaccounts.................     150,826        15,869
    Cost of insurance &
       administrative fee (note
       5)..........................      24,504           735
                                     ----------    ----------
                                        187,200        16,604
                                     ----------    ----------
       Net equity transactions.....   1,016,015       266,017
                                     ----------    ----------
         Net change in contract
           owners' equity..........     981,250       292,074
Contract owners' equity:
  Beginning of period..............     292,074             0
                                     ----------    ----------
  End of period....................  $1,273,324    $  292,074
                                     ==========    ==========

---------------

(c) Period from November 1, 1999, date of commencement of operations.
   The accompanying notes are an integral part of these financial statements.

Form 5741

OHIO NATIONAL VARIABLE ACCOUNT R
 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                                  For Six Months Ended June 30, 2000 (Unaudited)

                                                                      GOLDMAN SACHS
                                     -------------------------------------------------------------------------------
                                        VIT GROWTH & INCOME        VIT CORE US EQUITY         VIT CAPITAL GROWTH
                                            SUBACCOUNT                 SUBACCOUNT                 SUBACCOUNT
                                     -------------------------   -----------------------   -------------------------
                                     SIX MONTHS                  SIX MONTHS                SIX MONTHS
                                        ENDED      YEAR ENDED      ENDED      YEAR ENDED      ENDED      YEAR ENDED
                                      6/30/2000     1999 (B)     6/30/2000     1999 (C)     6/30/2000     1999 (C)
                                     -----------   -----------   ----------   ----------   -----------   -----------
Increase in contract owners' equity
  from operations:
  Net investment activity..........  $    (3,131)  $     6,342   $      (76)  $       21   $      (361)  $         6
  Reinvested capital gains.........            0             0            0           88             0           521
  Realized gain (loss).............         (336)       (1,291)         121          (15)          (44)          415
  Unrealized gain..................       11,825         5,904          101          283         7,073           472
                                     -----------   -----------   ----------   ----------   -----------   -----------
    Net increase in contract
       owners' equity from
       operations..................        8,358        10,955          146          377         6,668         1,414
                                     -----------   -----------   ----------   ----------   -----------   -----------
Equity transactions:
  Sales:
    Contract purchase payments.....      158,582       224,791        5,216           27        35,992           506
    Transfers from fixed & other
       subaccounts.................      190,162       587,752       29,278       11,931       105,395        27,948
                                     -----------   -----------   ----------   ----------   -----------   -----------
                                         348,744       812,543       34,494       11,958       141,387        28,454
                                     -----------   -----------   ----------   ----------   -----------   -----------
  Redemptions:
    Withdrawals & surrenders (note
       5)..........................       20,615          (148)           6            0             0             0
    Transfers to fixed & other
       subaccounts.................       82,456       121,177        1,214        4,541         3,581        15,776
    Cost of insurance &
       administrative fee (note
       5)..........................       26,835        14,869        1,154           22         4,391            86
                                     -----------   -----------   ----------   ----------   -----------   -----------
                                         129,906       135,898        2,374        4,563         7,972        15,862
                                     -----------   -----------   ----------   ----------   -----------   -----------
       Net equity transactions.....      218,838       676,645       32,120        7,395       133,415        12,592
                                     -----------   -----------   ----------   ----------   -----------   -----------
         Net change in contract
           owners' equity..........      227,196       687,600       32,266        7,772       140,083        14,006
Contract owners' equity:
  Beginning of period..............      687,600             0        7,772            0        14,006             0
                                     -----------   -----------   ----------   ----------   -----------   -----------
  End of period....................  $   914,796   $   687,600   $   40,038   $    7,772   $   154,089   $    14,006
                                     ===========   ===========   ==========   ==========   ===========   ===========

                                         MORGAN STANLEY
                                     -----------------------
                                         US REAL ESTATE
                                           SUBACCOUNT
                                     -----------------------
                                     SIX MONTHS
                                       ENDED      YEAR ENDED
                                     6/30/2000     1999 (C)
                                     ----------   ----------
Increase in contract owners' equity
  from operations:
  Net investment activity..........  $      258   $        0
  Reinvested capital gains.........           0            0
  Realized gain (loss).............        (422)           0
  Unrealized gain..................      13,917            0
                                     ----------   ----------
    Net increase in contract
       owners' equity from
       operations..................      13,753            0
                                     ----------   ----------
Equity transactions:
  Sales:
    Contract purchase payments.....      22,674            0
    Transfers from fixed & other
       subaccounts.................     414,881            0
                                     ----------   ----------
                                        437,555            0
                                     ----------   ----------
  Redemptions:
    Withdrawals & surrenders (note
       5)..........................           3            0
    Transfers to fixed & other
       subaccounts.................      95,048            0
    Cost of insurance &
       administrative fee (note
       5)..........................       2,283            0
                                     ----------   ----------
                                         97,334            0
                                     ----------   ----------
       Net equity transactions.....     340,221            0
                                     ----------   ----------
         Net change in contract
           owners' equity..........     353,974            0
Contract owners' equity:
  Beginning of period..............           0            0
                                     ----------   ----------
  End of period....................  $  353,974   $        0
                                     ==========   ==========

---------------

(b) Period from May 3, 1999, date of commencement of operations.

(c) Period from November 1, 1999, date of commencement of operations.
   The accompanying notes are an integral part of these financial statements.

Form 5741

OHIO NATIONAL VARIABLE ACCOUNT R
 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                                  For Six Months Ended June 30, 2000 (Unaudited)

                                                      LAZARD RETIREMENT
                                     ---------------------------------------------------
                                          EMERGING MARKET               SMALL CAP
                                            SUBACCOUNT                 SUBACCOUNT
                                     -------------------------   -----------------------
                                     SIX MONTHS                  SIX MONTHS
                                        ENDED      YEAR ENDED      ENDED      YEAR ENDED
                                      6/30/2000     1999 (C)     6/30/2000     1999 (C)
                                     -----------   -----------   ----------   ----------
Increase (decrease) in contract
  owners' equity from operations:
  Net investment activity..........  $    (2,224)  $       440   $     (384)  $       (2)
  Reinvested capital gains.........            0             0            0           37
  Realized gain....................        8,463         5,449        1,740            0
  Unrealized gain (loss)...........      (53,694)      107,388        6,550          536
                                     -----------   -----------   ----------   ----------
    Net increase (decrease) in
       contract owners' equity from
       operations..................      (47,455)      113,277        7,906          571
                                     -----------   -----------   ----------   ----------
Equity transactions:
  Sales:
    Contract purchase payments.....       91,007        22,776       14,267          106
    Transfers from fixed & other
       subaccounts.................       79,499       563,737      146,432       42,908
                                     -----------   -----------   ----------   ----------
                                         170,506       586,513      160,699       43,014
                                     -----------   -----------   ----------   ----------
  Redemptions:
    Withdrawals & surrenders (note
       5)..........................        7,098           536          312            0
    Transfers to fixed & other
       subaccounts.................       56,338       108,799       46,899            0
    Cost of insurance &
       administrative fee (note
       5)..........................       20,200         6,614        2,330           63
                                     -----------   -----------   ----------   ----------
                                          83,636       115,949       49,541           63
                                     -----------   -----------   ----------   ----------
       Net equity transactions.....       86,870       470,564      111,158       42,951
                                     -----------   -----------   ----------   ----------
         Net change in contract
           owners' equity..........       39,415       583,841      119,064       43,522
Contract owners' equity:
  Beginning of period..............      583,841             0       43,522            0
                                     -----------   -----------   ----------   ----------
  End of period....................  $   623,256   $   583,841   $  162,586   $   43,522
                                     ===========   ===========   ==========   ==========

---------------

(c) Period from November 1, 1999, date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

Form 5741

OHIO NATIONAL VARIABLE ACCOUNT R
NOTES TO FINANCIAL STATEMENTS

(1) BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   Ohio National Variable Account R (the Account) is a separate account of The Ohio National Life Assurance Corporation (ONLAC). All obligations arising under variable life insurance contracts are general corporate obligations of ONLAC. ONLAC is a wholly-owned subsidiary of The Ohio National Life Insurance Company. The account has been registered as a unit investment trust under the Investment Company Act of 1940.

   Assets of the Account are invested in portfolio shares of Ohio National Fund, Inc., Janus Aspen Series, Strong Variable Insurance Funds, Inc., Goldman Sachs Variable Insurance Trust, and Lazard Retirement Funds (collectively the Funds). The Funds are diversified open-end management investment companies. The Funds' investments are subject to varying degrees of market, interest and financial risks; the issuers' abilities to meet certain obligations may be affected by economic developments in their respective industries.

   Investments are valued at the net asset value of fund shares held at June 30, 2000. Share transactions are recorded on the trade date. Income and capital gain distributions are recorded on the ex-dividend date. Net realized capital gains and losses are determined on the basis of average cost.

   ONLAC performs investment advisory services on behalf of the Ohio National Fund, Inc. in which the Account invests. For these services, the Company receives fees from the mutual funds. These fees are paid to an affiliate of the Company.

   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2) INVESTMENTS

   At June 30, 2000 the aggregate cost and number of shares of the underlying funds owned by the respective subaccounts were:

                                                 MONEY                                                         CAPITAL
                                  EQUITY         MARKET         BOND           OMNI        INTERNATIONAL     APPRECIATION
                                SUBACCOUNT     SUBACCOUNT    SUBACCOUNT     SUBACCOUNT      SUBACCOUNT        SUBACCOUNT
                                -----------    ----------    -----------    -----------    -------------    --------------
Aggregate Cost................  $35,968,084    $3,242,747    $2,333,093     $ 9,261,495     $15,539,034       $7,196,070
Number of Shares..............    1,323,465       324,275       225,028         495,037       1,084,701          560,007


                                 SMALL CAP
                                SUBACCOUNT
                                -----------
Aggregate Cost................  $16,350,718
Number of Shares..............      714,352

                                INTERNATIONAL
                                    SMALL        AGGRESSIVE       CORE         GROWTH &        S&P 500          SOCIAL
                                   COMPANY         GROWTH        GROWTH         INCOME          INDEX         AWARENESS
                                 SUBACCOUNT      SUBACCOUNT    SUBACCOUNT     SUBACCOUNT     SUBACCOUNT       SUBACCOUNT
                                -------------    ----------    -----------    -----------    -----------    --------------
Aggregate Cost................   $ 4,175,992     $4,208,867    $3,595,927     $10,900,660    $17,107,985      $  385,648
Number of Shares..............       280,957        387,630       256,430         723,148      1,173,256          36,854


                                  EQUITY
                                  INCOME
                                SUBACCOUNT
                                -----------
Aggregate Cost................  $    33,043
Number of Shares..............        2,618

                                                  HIGH                                     JANUS ASPEN
                                                 INCOME        CAPITAL      JANUS ASPEN     WORLDWIDE      JANUS ASPEN
                                 BLUE CHIP        BOND         GROWTH         GROWTH         GROWTH          BALANCED
                                SUBACCOUNT     SUBACCOUNT    SUBACCOUNT     SUBACCOUNT     SUBACCOUNT       SUBACCOUNT
                                -----------    ----------    -----------    -----------    -----------    --------------
Aggregate Cost................  $   181,555    $   21,001    $2,655,471     $ 8,072,554    $ 5,855,607      $1,644,380
Number of Shares..............       17,855         2,364        84,283         268,218        139,811          59,492

                                  STRONG
                                OPPORTUNITY
                                    II
                                SUBACCOUNT
                                -----------
Aggregate Cost................  $   321,462
Number of Shares..............       11,631

                                                                     (continued)

Form 5741

OHIO NATIONAL VARIABLE ACCOUNT R
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                           GOLDMAN      GOLDMAN      GOLDMAN                     LAZARD
                                  STRONG       STRONG     SACHS VIT    SACHS VIT    SACHS VIT      MORGAN      RETIREMENT
                                 SCHAFER      MID-CAP      GROWTH &     CORE US      CAPITAL     STANLEY US     EMERGING
                                 VALUE II    GROWTH II      INCOME       EQUITY       GROWTH     REAL ESTATE     MARKET
                                SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
                                ----------   ----------   ----------   ----------   ----------   -----------   ----------
Aggregate Cost................   $355,632    $1,254,897    $897,066     $39,653      $146,545     $340,056      $569,563
Number of Shares..............     36,843        40,004      83,391       2,895        10,775       33,616        61,224


                                  LAZARD
                                RETIREMENT
                                SMALL CAP
                                SUBACCOUNT
                                ----------
Aggregate Cost................   $155,500
Number of Shares..............     15,082

(3) CONTRACTS IN ACCUMULATION PERIOD

   At June 30, 2000 the accumulation units and value per unit of the respective subaccounts and products were:

                                                      ACCUMULATION UNITS     VALUE PER UNIT        VALUE
                                                      ------------------    ----------------    -----------
EQUITY SUBACCOUNT...................................     960,971.1235          35.171335        $33,798,637
MONEY MARKET SUBACCOUNT.............................     174,610.7502          18.571292        $ 3,242,747
BOND SUBACCOUNT.....................................     105,863.7319          21.303190        $ 2,255,235
OMNI SUBACCOUNT.....................................     359,527.9592          31.820332        $11,440,299
INTERNATIONAL SUBACCOUNT............................     795,555.9750          27.778944        $22,099,705
CAPITAL APPRECIATION SUBACCOUNT.....................     383,712.8345          18.171521        $ 6,972,646
SMALL CAP SUBACCOUNT................................     583,356.1527          46.272266        $26,993,211
INTERNATIONAL SMALL COMPANY SUBACCOUNT..............     200,401.8025          24.266716        $ 4,863,094
AGGRESSIVE GROWTH SUBACCOUNT........................     289,555.5962          14.486132        $ 4,194,541
CORE GROWTH SUBACCOUNT..............................     203,205.5367          25.639783        $ 5,210,146
GROWTH & INCOME SUBACCOUNT..........................     578,955.6783          23.274897        $13,475,134
S&P 500 INDEX SUBACCOUNT............................     897,418.9980          21.070830        $18,909,363
SOCIAL AWARENESS SUBACCOUNT.........................      33,989.9499          12.461574        $   423,568
EQUITY INCOME SUBACCOUNT............................       2,972.2058          10.976534        $    32,625
BLUE CHIP SUBACCOUNT................................      18,323.8438           9.732589        $   178,338
HIGH INCOME BOND SUBACCOUNT.........................       2,087.0946          10.058216        $    20,992
CAPITAL GROWTH SUBACCOUNT...........................     166,750.6549          15.544484        $ 2,592,053
JANUS ASPEN GROWTH SUBACCOUNT.......................     677,495.1257          13.021029        $ 8,821,684
JANUS ASPEN WORLDWIDE GROWTH SUBACCOUNT.............     438,672.5631          15.307853        $ 6,715,135
JANUS ASPEN BALANCED SUBACCOUNT.....................     141,455.3235          11.069405        $ 1,565,826
STRONG OPPORTUNITY II SUBACCOUNT....................      27,175.5106          11.576961        $   314,610
STRONG SCHAFER VALUE II SUBACCOUNT..................      32,774.5709          10.251972        $   336,004
STRONG MID-CAP GROWTH II SUBACCOUNT.................      94,355.1807          13.495015        $ 1,273,325
GOLDMAN SACHS GROWTH & INCOME SUBACCOUNT............      95,134.6493           9.615800        $   914,795
GOLDMAN SACHS CORE US EQUITY SUBACCOUNT.............         710.9680          10.931168        $     7,772
GOLDMAN SACHS CAPITAL GROWTH SUBACCOUNT.............      13,547.6801          11.373841        $   154,089
MORGAN STANLEY US REAL ESTATE.......................      30,276.7055          11.691306        $   353,974
LAZARD RETIREMENT EMERGING MARKET SUBACCOUNT........      54,043.9995          11.532384        $   623,256
LAZARD RETIREMENT SMALL CAP SUBACCOUNT..............      14,098.9323          11.531771        $   162,586

(4) RISK AND ADMINISTRATIVE EXPENSE

   Although variable life payments differ according to the investment performance of the Accounts, they are not affected by mortality or expense experience because ONLAC assumes the expense risk and the mortality risk under the contracts. ONLAC charges the Accounts' assets for assuming those risks. Such charge will be assessed at a daily rate of 0.0020471% which corresponds to an annual rate of .75% of the contract value.
                                                                     (continued)

Form 5741

OHIO NATIONAL VARIABLE ACCOUNT R
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

(5) CONTRACT CHARGES

   Each premium payment is subject to a premium expense charge. The premium expense charge has two components: (a) Sales Load. Each contract is subject to a level sales load of all premiums paid of 4%. (b) State Premium Tax. Premium payments will be subject to the state premium tax and any other state or local taxes that currently range from 2% to 4%.

   Total premium expense charges in the Account amounted to approximately $000,000 during 2000.

   A surrender charge is assessed in connection with all complete surrenders, all decreases in stated amount and certain partial surrenders consisting of two components: (1) a contingent deferred sales charge, and (2) a contingent deferred insurance underwriting charge.

   The contingent deferred sales charge is a percentage of premiums paid in the first two contract years. The contingent deferred sales charge percentages are scaled by age at issue or increase. The contingent deferred insurance underwriting charge varies with age at issue or increase.

   A service charge is imposed on each transfer of cash values among the subaccounts. Currently, ONLAC is not assessing this charge on the first four transfers made in any contract year. For partial surrenders, a service fee is charged.

   ONLAC charges a monthly deduction from the contract value for the cost of insurance, a $5.00 or $7.00 record keeping and processing charge, a risk charge of $.01 per $1,000 of the stated amount for the risk associated with the death benefit guarantee, and the cost of additional insurance benefits provided by rider.

(6) FEDERAL INCOME TAXES

   Operations of the Account form a part of, and are taxed with, operations of ONLAC which is taxed as a life insurance company under the Internal Revenue Code. Taxes are the responsibility of the contract owner upon termination or withdrawal. No Federal income taxes are payable under the present law on dividend income or capital gains distribution from the Fund shares held in the Account or on capital gains realized by the Account on redemption of the Fund shares.

Form 5741

OHIO NATIONAL VARIABLE ACCOUNT R
 STATEMENTS OF ASSETS AND CONTRACT OWNERS' EQUITY              DECEMBER 31, 1999

                                               MONEY                                                   CAPITAL
                                EQUITY         MARKET        BOND         OMNI       INTERNATIONAL   APPRECIATION     SMALL CAP
                              SUBACCOUNT     SUBACCOUNT   SUBACCOUNT   SUBACCOUNT     SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
                            --------------   ----------   ----------   -----------   -------------   ------------   -------------
Assets -- Investments at
  market value (note 2)...   $34,867,446     $4,377,995   $1,878,813   $11,808,840    $24,120,263     $7,587,944     $22,741,130
                             ===========     ==========   ==========   ===========    ===========     ==========     ===========
Contract owners' equity
  Contracts in
    accumulation period
    (note 3)..............   $34,867,446     $4,377,995   $1,878,813   $11,808,840    $24,120,263     $7,587,944     $22,741,130
                             ===========     ==========   ==========   ===========    ===========     ==========     ===========

                            INTERNATIONAL
                                SMALL        AGGRESSIVE      CORE       GROWTH &        S&P 500         SOCIAL
                               COMPANY         GROWTH       GROWTH       INCOME          INDEX        AWARENESS       BLUE CHIP
                              SUBACCOUNT     SUBACCOUNT   SUBACCOUNT   SUBACCOUNT     SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
                            --------------   ----------   ----------   -----------   -------------   ------------   -------------
Assets -- Investments at
  market value (note 2)...   $ 5,060,766     $3,990,634   $3,690,169   $13,253,157    $18,673,763     $  465,325     $       468
                             ===========     ==========   ==========   ===========    ===========     ==========     ===========
Contract owners' equity
  Contracts in
    accumulation period
    (note 3)..............   $ 5,060,766     $3,990,634   $3,690,169   $13,253,157    $18,673,763     $  465,325     $       468
                             ===========     ==========   ==========   ===========    ===========     ==========     ===========

                                                                     JANUS ASPEN SERIES
                                 HIGH                     ----------------------------------------
                                INCOME        CAPITAL                   WORLDWIDE
                                 BOND          GROWTH       GROWTH       GROWTH        BALANCED
                              SUBACCOUNT     SUBACCOUNT   SUBACCOUNT   SUBACCOUNT     SUBACCOUNT
                            --------------   ----------   ----------   -----------   -------------
Assets -- Investments at
  market value (note 2)...   $    58,437     $  298,318   $6,199,378   $ 3,686,627    $    72,185
                             ===========     ==========   ==========   ===========    ===========
Contract owners' equity
  Contracts in
    accumulation period
    (note 3)..............   $    58,437     $  298,318   $6,199,378   $ 3,686,627    $    72,185
                             ===========     ==========   ==========   ===========    ===========

                                     STRONG VARIABLE FUNDS                           GOLDMAN SACHS
                            ----------------------------------------   ------------------------------------------
                                              SCHAFER      MID-CAP     VIT GROWTH      VIT CORE      VIT CAPITAL
                            OPPORTUNITY II    VALUE II      GROWTH      & INCOME       US EQUITY        GROWTH
                              SUBACCOUNT     SUBACCOUNT   SUBACCOUNT   SUBACCOUNT     SUBACCOUNT      SUBACCOUNT
                            --------------   ----------   ----------   -----------   -------------   ------------
Assets -- Investments at
  market value (note 2)...   $     2,970     $    8,725   $  292,074   $   687,600    $     7,772     $   14,006
                             ===========     ==========   ==========   ===========    ===========     ==========
Contract owners' equity
  Contracts in
    accumulation period
    (note 3)..............   $     2,970     $    8,725   $  292,074   $   687,600    $     7,772     $   14,006
                             ===========     ==========   ==========   ===========    ===========     ==========

                                 LAZARD RETIREMENT
                            ---------------------------
                               EMERGING        SMALL
                                MARKET          CAP
                              SUBACCOUNT     SUBACCOUNT
                            --------------   ----------
Assets -- Investments at
  market value (note 2)...   $   583,841     $   43,522
                             ===========     ==========
Contract owners' equity
  Contracts in
    accumulation period
    (note 3)..............   $   583,841     $   43,522
                             ===========     ==========

   The accompanying notes are an integral part of these financial statements.

Form 5741

OHIO NATIONAL VARIABLE ACCOUNT R
 STATEMENTS OF OPERATIONS

                                           For the Three Years Ended December 31

                                                              EQUITY                                   MONEY MARKET
                                                            SUBACCOUNT                                  SUBACCOUNT
                                             -----------------------------------------    ---------------------------------------
                                                1999           1998           1997           1999           1998          1997
                                             -----------    -----------    -----------    -----------    ----------    ----------
Investment activity:
  Reinvested dividends.....................  $   103,759    $   374,943    $   453,946    $   157,294    $   92,380    $   55,657
  Risk & administrative expense (note 4)...     (236,084)      (222,953)      (190,776)       (23,933)      (13,276)       (7,949)
                                             -----------    -----------    -----------    -----------    ----------    ----------
      Net investment activity..............     (132,325)       151,990        263,170        133,361        79,104        47,708
                                             -----------    -----------    -----------    -----------    ----------    ----------
  Realized & unrealized gain (loss) on
    Investments:
    Reinvested capital gains...............   13,411,033        582,686      1,475,813              0             0             0
    Realized gain (loss)...................    1,165,160        433,578        431,237        (31,917)       (1,729)          241
    Unrealized gain (loss).................   (8,842,357)       276,272      1,699,778              0             0             0
                                             -----------    -----------    -----------    -----------    ----------    ----------
      Net gain (loss) on investments.......    5,733,836      1,292,536      3,606,828        (31,917)       (1,729)          241
                                             -----------    -----------    -----------    -----------    ----------    ----------
         Net increase in contract owners'
           equity from operations..........  $ 5,601,511    $ 1,444,526    $ 3,869,998    $   101,444    $   77,375    $   47,949
                                             ===========    ===========    ===========    ===========    ==========    ==========

                                                               BOND                                        OMNI
                                                            SUBACCOUNT                                  SUBACCOUNT
                                             -----------------------------------------    ---------------------------------------
                                                1999           1998           1997           1999           1998          1997
                                             -----------    -----------    -----------    -----------    ----------    ----------
Investment activity:
  Reinvested dividends.....................  $   120,071    $    83,140    $    68,280    $   259,003    $  301,587    $  285,077
  Risk & administrative expense (note 4)...      (13,410)        (9,252)        (6,130)       (89,113)      (83,337)      (65,184)
                                             -----------    -----------    -----------    -----------    ----------    ----------
      Net investment activity..............      106,661         73,888         62,150        169,890       218,250       219,893
                                             -----------    -----------    -----------    -----------    ----------    ----------
  Realized & unrealized gain (loss) on
    Investments:
    Reinvested capital gains...............            0              0              0        411,548         1,760       480,048
    Realized gain (loss)...................       (6,506)         2,811          1,394        431,731       332,951        73,429
    Unrealized gain (loss).................     (103,003)       (21,734)         4,309        164,688      (101,784)      562,929
                                             -----------    -----------    -----------    -----------    ----------    ----------
      Net gain (loss) on investments.......     (109,509)       (18,923)         5,703      1,007,967       232,927     1,116,406
                                             -----------    -----------    -----------    -----------    ----------    ----------
         Net increase (decrease) in
           contract owners' equity from
           operations......................  $    (2,848)   $    54,965    $    67,853    $ 1,177,857    $  451,177    $1,336,299
                                             ===========    ===========    ===========    ===========    ==========    ==========

   The accompanying notes are an integral part of these financial statements.

Form 5741

OHIO NATIONAL VARIABLE ACCOUNT R
 STATEMENTS OF OPERATIONS

                                           For the Three Years Ended December 31

                                                           INTERNATIONAL                           CAPITAL APPRECIATION
                                                            SUBACCOUNT                                  SUBACCOUNT
                                             -----------------------------------------    ---------------------------------------
                                                1999           1998           1997           1999           1998          1997
                                             -----------    -----------    -----------    -----------    ----------    ----------
Investment activity:
  Reinvested dividends.....................  $         0    $   630,410    $   983,741    $   181,793    $  155,395    $  130,659
  Risk & administrative expense (note 4)...     (125,913)      (124,053)      (112,268)       (56,169)      (45,565)      (28,303)
                                             -----------    -----------    -----------    -----------    ----------    ----------
      Net investment activity..............     (125,913)       506,357        871,473        125,624       109,830       102,356
                                             -----------    -----------    -----------    -----------    ----------    ----------
  Realized & unrealized gain (loss) on
    Investments:
    Reinvested capital gains...............            0        695,117      1,415,674        700,498       539,044       244,214
    Realized gain (loss)...................      (55,726)       (45,820)       186,736         36,655        33,861        34,042
    Unrealized gain (loss).................   10,000,013       (670,437)    (2,391,042)      (450,311)     (390,779)      129,929
                                             -----------    -----------    -----------    -----------    ----------    ----------
      Net gain (loss) on investments.......    9,944,287        (21,140)      (788,632)       286,842       182,126       408,185
                                             -----------    -----------    -----------    -----------    ----------    ----------
         Net increase in contract owners'
           equity from operations..........  $ 9,818,374    $   485,217    $    82,841    $   412,466    $  291,956    $  510,541
                                             ===========    ===========    ===========    ===========    ==========    ==========

                                                             SMALL CAP                          INTERNATIONAL SMALL COMPANY
                                                            SUBACCOUNT                                  SUBACCOUNT
                                             -----------------------------------------    ---------------------------------------
                                                1999           1998           1997           1999           1998          1997
                                             -----------    -----------    -----------    -----------    ----------    ----------
Investment activity:
  Reinvested dividends.....................  $         0    $         0    $         0    $         0    $   54,153    $   52,943
  Risk & administrative expense (note 4)...     (100,544)       (54,057)       (38,798)       (20,937)      (13,819)       (9,551)
                                             -----------    -----------    -----------    -----------    ----------    ----------
      Net investment activity..............     (100,544)       (54,057)       (38,798)       (20,937)       40,334        43,392
                                             -----------    -----------    -----------    -----------    ----------    ----------
  Realized & unrealized gain (loss) on
    Investments:
    Reinvested capital gains...............    5,797,375            107        271,143        479,458       180,539        83,769
    Realized gain..........................      307,091         57,223         84,498        202,058         8,238        32,076
    Unrealized gain (loss).................    5,205,819        930,451        130,287      1,832,353      (187,295)      (35,010)
                                             -----------    -----------    -----------    -----------    ----------    ----------
      Net gain on investments..............   11,310,285        987,781        485,928      2,513,869         1,482        80,835
                                             -----------    -----------    -----------    -----------    ----------    ----------
         Net increase in contract owners'
           equity from operations..........  $11,209,741    $   933,724    $   447,130    $ 2,492,932    $   41,816    $  124,227
                                             ===========    ===========    ===========    ===========    ==========    ==========

   The accompanying notes are an integral part of these financial statements.

Form 5741

OHIO NATIONAL VARIABLE ACCOUNT R
 STATEMENTS OF OPERATIONS

                                           For the Three Years Ended December 31

                                                         AGGRESSIVE GROWTH                              CORE GROWTH
                                                            SUBACCOUNT                                  SUBACCOUNT
                                             -----------------------------------------    ---------------------------------------
                                                1999           1998           1997           1999           1998        1997(A)
                                             -----------    -----------    -----------    -----------    ----------    ----------
Investment activity:
  Reinvested dividends.....................  $         0    $         0    $    24,808    $         0    $        0    $      161
  Risk & administrative expense (note 4)...      (26,551)       (23,847)       (16,668)       (14,942)       (7,627)       (3,844)
                                             -----------    -----------    -----------    -----------    ----------    ----------
      Net investment activity..............      (26,551)       (23,847)         8,140        (14,942)       (7,627)       (3,683)
                                             -----------    -----------    -----------    -----------    ----------    ----------
  Realized & unrealized gain (loss) on
    Investments:
    Reinvested capital gains...............            0        258,472          9,068        763,382             0             0
    Realized gain (loss)...................      (41,002)        22,270         (3,358)       115,808         1,725         3,379
    Unrealized gain (loss).................      248,666         (6,276)       231,511        875,700       101,913        (3,039)
                                             -----------    -----------    -----------    -----------    ----------    ----------
      Net gain on investments..............      207,664        274,466        237,221      1,754,890       103,638           340
                                             -----------    -----------    -----------    -----------    ----------    ----------
         Net increase in contract owners'
           equity from operations..........  $   181,113    $   250,619    $   245,361    $ 1,739,948    $   96,011    $   (3,343)
                                             ===========    ===========    ===========    ===========    ==========    ==========

                                                          GROWTH & INCOME                              S&P 500 INDEX
                                                            SUBACCOUNT                                  SUBACCOUNT
                                             -----------------------------------------    ---------------------------------------
                                                1999           1998          1997(A)         1999           1998        1997(A)
                                             -----------    -----------    -----------    -----------    ----------    ----------
Investment activity:
  Reinvested dividends.....................  $    17,648    $    40,476    $     7,733    $   355,574    $  108,830    $   33,016
  Risk & administrative expense (note 4)...      (60,687)       (27,216)        (4,646)      (103,243)      (26,947)       (2,986)
                                             -----------    -----------    -----------    -----------    ----------    ----------
      Net investment activity..............      (43,039)        13,260          3,087        252,331        81,883        30,030
                                             -----------    -----------    -----------    -----------    ----------    ----------
  Realized & unrealized gain (loss) on
    Investments:
    Reinvested capital gains...............    1,905,785              0         90,978      1,388,105       328,825        94,770
    Realized gain..........................       74,709         10,734          7,768        199,621        20,356         5,779
    Unrealized gain (loss).................    2,666,425        252,938         94,008      1,477,659       619,923       (52,996)
                                             -----------    -----------    -----------    -----------    ----------    ----------
      Net gain on investments..............    4,646,919        263,672        192,754      3,065,385       969,104        47,553
                                             -----------    -----------    -----------    -----------    ----------    ----------
         Net increase in contract owners'
           equity from operations..........  $ 4,603,880    $   276,932    $   195,841    $ 3,317,716    $1,050,987    $   77,583
                                             ===========    ===========    ===========    ===========    ==========    ==========

---------------

(a) Period from January 3, 1997, date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

Form 5741

OHIO NATIONAL VARIABLE ACCOUNT R
 STATEMENTS OF OPERATIONS

                                           For the Three Years Ended December 31

                                                                                                      MONTGOMERY ASSET
                                                             SOCIAL AWARENESS                          EMERGING MARKET
                                                                SUBACCOUNT                               SUBACCOUNT
                                                  ---------------------------------------   -------------------------------------
                                                     1999          1998         1997(A)        1999          1998       1997(B)
                                                  -----------   -----------   -----------   -----------   ----------   ----------
Investment activity:
  Reinvested dividends..........................  $     2,088   $     2,652   $       983   $         0   $      438   $      131
  Risk & administrative expense (note 4)........       (3,374)       (3,609)         (394)       (2,118)      (1,165)        (188)
                                                  -----------   -----------   -----------   -----------   ----------   ----------
      Net investment activity...................       (1,286)         (957)          589        (2,118)        (727)         (57)
                                                  -----------   -----------   -----------   -----------   ----------   ----------
  Realized & unrealized gain (loss) on
    Investments:
    Reinvested capital gains....................            0             0        29,015             0            0            0
    Realized gain (loss)........................      (62,411)      (31,042)          926         8,194       (3,512)        (554)
    Unrealized gain (loss)......................      131,316      (102,278)      (31,805)       68,642      (58,655)      (9,987)
                                                  -----------   -----------   -----------   -----------   ----------   ----------
      Net gain (loss) on investments............       68,905      (133,320)       (1,864)       76,836      (62,167)     (10,541)
                                                  -----------   -----------   -----------   -----------   ----------   ----------
         Net increase (decrease) in contract
           owners' equity From operations.......  $    67,619   $  (134,277)  $    (1,275)  $    74,718   $  (62,894)  $  (10,598)
                                                  ===========   ===========   ===========   ===========   ==========   ==========

                                                                                                     JANUS ASPEN SERIES
                                                                                            -------------------------------------
                                                     BLUE          HIGH         CAPITAL                   WORLDWIDE
                                                     CHIP         INCOME        GROWTH        GROWTH        GROWTH      BALANCE
                                                  SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT
                                                    1999(D)       1999(D)       1999(D)       1999(C)      1999(C)      1999(D)
                                                  -----------   -----------   -----------   -----------   ----------   ----------
Investment activity:
  Reinvested dividends..........................  $         0   $       526   $         0   $     6,902   $    1,005   $      583
  Risk & administrative expense (note 4)........            0           (17)          (84)      (14,713)      (6,966)         (18)
                                                  -----------   -----------   -----------   -----------   ----------   ----------
      Net investment activity...................            0           509           (84)       (7,811)      (5,961)         565
                                                  -----------   -----------   -----------   -----------   ----------   ----------
  Realized & unrealized gain (loss) on
    Investments:
    Reinvested capital gains....................            1             0        25,879         6,806            0            0
    Realized gain...............................            0             1           776         9,588        3,506          191
    Unrealized gain (loss)......................           10          (347)       (6,339)    1,075,487      954,815        1,157
                                                  -----------   -----------   -----------   -----------   ----------   ----------
      Net gain (loss) on investments............           11          (346)       20,316     1,091,881      958,321        1,348
                                                  -----------   -----------   -----------   -----------   ----------   ----------
         Net increase in contract owners' equity
           from operations......................  $        11   $       163   $    20,232   $ 1,084,070   $  952,360   $    1,913
                                                  ===========   ===========   ===========   ===========   ==========   ==========

---------------
(a) Period from January 3, 1997, date of commencement of operations.

(b) Period from April 1, 1997, date of commencement of operations.

(c) Period from May 3, 1999, date of commencement of operations.

(d) Period from November 1, 1999, date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

Form 5741

OHIO NATIONAL VARIABLE ACCOUNT R
 STATEMENTS OF OPERATIONS

                                           For the Three Years Ended December 31

                                                   STRONG VARIABLE ANNUITY FUNDS                       GOLDMAN SACHS
                                             ------------------------------------------   ---------------------------------------
                                                                SCHAFER       MID-CAP     VIT GROWTH &    VIT CORE    VIT CAPITAL
                                             OPPORTUNITY II      VALUE        GROWTH         INCOME      US EQUITY      GROWTH
                                               SUBACCOUNT     SUBACCOUNT    SUBACCOUNT     SUBACCOUNT    SUBACCOUNT   SUBACCOUNT
                                                1999(D)         1999(D)       1999(D)       1999(C)       1999(D)       1999(D)
                                             --------------   -----------   -----------   ------------   ----------   -----------
Investment activity:
  Reinvested dividends.....................   $         0     $        20   $         0   $     7,699    $       25   $       18
  Risk & administrative expense (note 4)...            (3)             (3)         (107)       (1,357)           (4)         (12)
                                              -----------     -----------   -----------   -----------    ----------   ----------
       Net investment activity.............            (3)             17          (107)        6,342            21            6
                                              -----------     -----------   -----------   -----------    ----------   ----------
  Realized & unrealized gain (loss) on
    Investments:
    Reinvested capital gains...............             0              91             0             0            88          521
    Realized gain..........................             0              36           453        (1,291)          (15)         415
    Unrealized gain (loss).................           246            (122)       25,711         5,904           283          472
                                              -----------     -----------   -----------   -----------    ----------   ----------
       Net gain (loss) on investments......           246               5        26,164         4,613           356        1,408
                                              -----------     -----------   -----------   -----------    ----------   ----------
         Net increase in contract owners'
            equity from operations.........   $       243     $        22   $    26,057   $    10,955    $      377   $    1,414
                                              ===========     ===========   ===========   ===========    ==========   ==========

                                                   LAZARD RETIREMENT
                                              ----------------------------
                                                 EMERGING         SMALL
                                                  MARKET           CAP
                                                SUBACCOUNT     SUBACCOUNT
                                                 1999(D)         1999(D)
                                              --------------   -----------
Investment activity:
  Reinvested dividends......................   $     1,046     $         3
  Risk & administrative expense (note 4)....          (606)             (5)
                                               -----------     -----------
       Net investment activity..............           440              (2)
                                               -----------     -----------
  Realized & unrealized gain (loss) on
    Investments:
    Reinvested capital gains................             0              37
    Realized gain (loss)....................         5,449               0
    Unrealized gain.........................       107,388             536
                                               -----------     -----------
       Net gain on investments..............       112,837             573
                                               -----------     -----------
         Net increase in contract owners'
            equity from operations..........   $   113,277     $       571
                                               ===========     ===========

---------------

(c) Period from May 3, 1999, date of commencement of operations.

(d) Period from November 1, 1999, date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

Form 5741

OHIO NATIONAL VARIABLE ACCOUNT R
 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                                           For the Three Years Ended December 31

                                                                             EQUITY                          MONEY MARKET
                                                                           SUBACCOUNT                         SUBACCOUNT
                                                             ---------------------------------------   ------------------------
                                                                1999          1998          1997          1999          1998
                                                             -----------   -----------   -----------   -----------   ----------
Increase in contract owners' equity from operations:
    Net investment activity...............................   $  (132,325)  $   151,990   $   263,170   $   133,361   $   79,104
    Reinvested capital gains..............................    13,411,033       582,686     1,475,813             0            0
    Realized gain (loss)..................................     1,165,160       433,578       431,237       (31,917)      (1,729)
    Unrealized gain (loss)................................    (8,842,357)      276,272     1,699,778             0            0
                                                             -----------   -----------   -----------   -----------   ----------
         Net increase in contract owners' equity from
           operations.....................................     5,601,511     1,444,526     3,869,998       101,444       77,375
                                                             -----------   -----------   -----------   -----------   ----------
Equity transactions:
  Sales:
    Contract purchase payments............................     5,012,273     5,167,419     4,850,686     6,289,867    9,924,762
    Transfers from fixed & other subaccounts..............     2,442,831     1,599,312     2,585,503     5,592,228    2,863,761
                                                             -----------   -----------   -----------   -----------   ----------
                                                               7,455,104     6,766,731     7,436,189    11,882,095   12,788,523
                                                             -----------   -----------   -----------   -----------   ----------
  Redemptions:
    Withdrawals & surrenders (note 5).....................     1,283,863       975,495       930,275        22,532       48,825
    Transfers to fixed & other subaccounts................     6,010,815     2,231,174     2,061,907    11,367,686    9,721,391
    Cost of insurance & administrative fee (note 5).......     2,060,563     2,044,300     1,775,339       283,708      257,277
                                                             -----------   -----------   -----------   -----------   ----------
                                                               9,355,241     5,250,969     4,767,521    11,673,926   10,027,493
                                                             -----------   -----------   -----------   -----------   ----------
         Net equity transactions..........................    (1,900,137)    1,515,762     2,668,668       208,169    2,761,030
                                                             -----------   -----------   -----------   -----------   ----------
           Net change in contract owners' equity..........     3,701,374     2,960,288     6,538,666       309,613    2,838,405
Contract owners' equity:
  Beginning of period.....................................    31,166,072    28,205,784    21,667,118     4,068,382    1,229,977
                                                             -----------   -----------   -----------   -----------   ----------
  End of period...........................................   $34,867,446   $31,166,072   $28,205,784   $ 4,377,995   $4,068,382
                                                             ===========   ===========   ===========   ===========   ==========

                                                            ----------
                                                               1997
                                                            ----------
Increase in contract owners' equity from operations:
    Net investment activity...............................  $   47,708
    Reinvested capital gains..............................           0
    Realized gain (loss)..................................         241
    Unrealized gain (loss)................................           0
                                                            ----------
         Net increase in contract owners' equity from
           operations.....................................      47,949
                                                            ----------
Equity transactions:
  Sales:
    Contract purchase payments............................   6,067,434
    Transfers from fixed & other subaccounts..............   1,593,336
                                                            ----------
                                                             7,660,770
                                                            ----------
  Redemptions:
    Withdrawals & surrenders (note 5).....................       8,519
    Transfers to fixed & other subaccounts................   7,321,910
    Cost of insurance & administrative fee (note 5).......     225,524
                                                            ----------
                                                             7,555,953
                                                            ----------
         Net equity transactions..........................     104,817
                                                            ----------
           Net change in contract owners' equity..........     152,766
Contract owners' equity:
  Beginning of period.....................................   1,077,211
                                                            ----------
  End of period...........................................  $1,229,977
                                                            ==========

   The accompanying notes are an integral part of these financial statements.

Form 5741

OHIO NATIONAL VARIABLE ACCOUNT R
 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                                           For the Three Years Ended December 31

                                                                            BOND                               OMNI
                                                                         SUBACCOUNT                         SUBACCOUNT
                                                           ---------------------------------------   -------------------------
                                                              1999          1998          1997          1999          1998
                                                           -----------   -----------   -----------   -----------   -----------
Increase (decrease) in contract owners' equity from
  operations:
    Net investment activity..............................  $   106,661   $    73,888   $    62,150   $   169,890   $   218,250
    Reinvested capital gains.............................            0             0             0       411,548         1,760
    Realized gain (loss).................................       (6,506)        2,811         1,394       431,731       332,951
    Unrealized gain (loss)...............................     (103,003)      (21,734)        4,309       164,688      (101,784)
                                                           -----------   -----------   -----------   -----------   -----------
         Net increase (decrease) in contract owners'
           equity from operations........................       (2,848)       54,965        67,853     1,177,857       451,177
                                                           -----------   -----------   -----------   -----------   -----------
Equity transactions:
  Sales:
    Contract purchase payments...........................      419,790       345,106       244,107     2,179,009     2,470,020
    Transfers from fixed & other subaccounts.............      256,378       567,357       131,403       934,257     2,614,095
                                                           -----------   -----------   -----------   -----------   -----------
                                                               676,168       912,463       375,510     3,113,266     5,084,115
                                                           -----------   -----------   -----------   -----------   -----------
  Redemptions:
    Withdrawals & surrenders (note 5)....................      103,237        13,218        21,828       600,731       705,842
    Transfers to fixed & other subaccounts...............      243,107       129,183       131,854     2,971,645     2,318,267
    Cost of insurance & administrative fee (note 5)......      122,471       100,579        70,289       841,801       802,634
                                                           -----------   -----------   -----------   -----------   -----------
                                                               468,815       242,980       223,971     4,414,177     3,826,743
                                                           -----------   -----------   -----------   -----------   -----------
         Net equity transactions.........................      207,353       669,483       151,539    (1,300,911)    1,257,372
                                                           -----------   -----------   -----------   -----------   -----------
           Net change in contract owners' equity.........      204,505       724,448       219,392      (123,054)    1,708,549
Contract owners' equity:
  Beginning of period....................................    1,674,308       949,860       730,468    11,931,894    10,223,345
                                                           -----------   -----------   -----------   -----------   -----------
  End of period..........................................  $ 1,878,813   $ 1,674,308   $   949,860   $11,808,840   $11,931,894
                                                           ===========   ===========   ===========   ===========   ===========

                                                           -----------
                                                              1997
                                                           -----------
Increase (decrease) in contract owners' equity from
  operations:
    Net investment activity..............................  $   219,893
    Reinvested capital gains.............................      480,048
    Realized gain (loss).................................       73,429
    Unrealized gain (loss)...............................      562,929
                                                           -----------
         Net increase (decrease) in contract owners'
           equity from operations........................    1,336,299
                                                           -----------
Equity transactions:
  Sales:
    Contract purchase payments...........................    1,966,189
    Transfers from fixed & other subaccounts.............      907,850
                                                           -----------
                                                             2,874,039
                                                           -----------
  Redemptions:
    Withdrawals & surrenders (note 5)....................      187,562
    Transfers to fixed & other subaccounts...............      312,223
    Cost of insurance & administrative fee (note 5)......      648,661
                                                           -----------
                                                             1,148,446
                                                           -----------
         Net equity transactions.........................    1,725,593
                                                           -----------
           Net change in contract owners' equity.........    3,061,892
Contract owners' equity:
  Beginning of period....................................    7,161,453
                                                           -----------
  End of period..........................................  $10,223,345
                                                           ===========

   The accompanying notes are an integral part of these financial statements.

Form 5741

OHIO NATIONAL VARIABLE ACCOUNT R
 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                                           For the Three Years Ended December 31

                                                                          INTERNATIONAL                  CAPITAL APPRECIATION
                                                                           SUBACCOUNT                         SUBACCOUNT
                                                             ---------------------------------------   ------------------------
                                                                1999          1998          1997          1999          1998
                                                             -----------   -----------   -----------   -----------   ----------
Increase in contract owners' equity from operations:
    Net investment activity...............................   $  (125,913)  $   506,357   $   871,473   $   125,624   $  109,830
    Reinvested capital gains..............................             0       695,117     1,415,674       700,498      539,044
    Realized gain (loss)..................................       (55,726)      (45,820)      186,736        36,655       33,861
    Unrealized gain (loss)................................    10,000,013      (670,437)   (2,391,042)     (450,311)    (390,779)
                                                             -----------   -----------   -----------   -----------   ----------
         Net increase in contract owners' equity from
           operations.....................................     9,818,374       485,217        82,841       412,466      291,956
                                                             -----------   -----------   -----------   -----------   ----------
Equity transactions:
  Sales:
    Contract purchase payments............................     3,266,962     4,027,966     4,352,514     1,870,385    2,206,184
    Transfers from fixed & other subaccounts..............       954,384       965,930     2,121,595       851,618      951,520
                                                             -----------   -----------   -----------   -----------   ----------
                                                               4,221,346     4,993,896     6,474,109     2,722,003    3,157,704
                                                             -----------   -----------   -----------   -----------   ----------
  Redemptions:
    Withdrawals & surrenders (note 5).....................       881,527       618,889       469,189       262,934      170,616
    Transfers to fixed & other subaccounts................     4,697,047     2,112,568     2,136,043     1,789,041      518,403
    Cost of insurance & administrative fee (note 5).......     1,206,179     1,348,113     1,269,503       574,371      548,283
                                                             -----------   -----------   -----------   -----------   ----------
                                                               6,784,753     4,079,570     3,874,735     2,626,346    1,237,302
                                                             -----------   -----------   -----------   -----------   ----------
         Net equity transactions..........................    (2,563,407)      914,326     2,599,374        95,657    1,920,402
                                                             -----------   -----------   -----------   -----------   ----------
           Net change in contract owners' equity..........     7,254,967     1,399,543     2,682,215       508,123    2,212,358
Contract owners' equity:
  Beginning of period.....................................    16,865,296    15,465,753    12,783,538     7,079,821    4,867,463
                                                             -----------   -----------   -----------   -----------   ----------
  End of period...........................................   $24,120,263   $16,865,296   $15,465,753   $ 7,587,944   $7,079,821
                                                             ===========   ===========   ===========   ===========   ==========

                                                            ----------
                                                               1997
                                                            ----------
Increase in contract owners' equity from operations:
    Net investment activity...............................  $  102,356
    Reinvested capital gains..............................     244,214
    Realized gain (loss)..................................      34,042
    Unrealized gain (loss)................................     129,929
                                                            ----------
         Net increase in contract owners' equity from
           operations.....................................     510,541
                                                            ----------
Equity transactions:
  Sales:
    Contract purchase payments............................   1,458,697
    Transfers from fixed & other subaccounts..............   1,299,231
                                                            ----------
                                                             2,757,928
                                                            ----------
  Redemptions:
    Withdrawals & surrenders (note 5).....................      54,331
    Transfers to fixed & other subaccounts................     775,912
    Cost of insurance & administrative fee (note 5).......     377,999
                                                            ----------
                                                             1,208,242
                                                            ----------
         Net equity transactions..........................   1,549,686
                                                            ----------
           Net change in contract owners' equity..........   2,060,227
Contract owners' equity:
  Beginning of period.....................................   2,807,236
                                                            ----------
  End of period...........................................  $4,867,463
                                                            ==========

   The accompanying notes are an integral part of these financial statements.

Form 5741

OHIO NATIONAL VARIABLE ACCOUNT R
 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                                           For the Three Years Ended December 31

                                                                 SMALL CAP                       INTERNATIONAL SMALL COMPANY
                                                                SUBACCOUNT                               SUBACCOUNT
                                                  ---------------------------------------   -------------------------------------
                                                     1999          1998          1997          1999          1998         1997
                                                  -----------   -----------   -----------   -----------   ----------   ----------
Increase in contract owners' equity from
  operations:
    Net investment activity....................   $  (100,544)  $   (54,057)  $   (38,798)  $   (20,937)  $   40,334   $   43,392
    Reinvested capital gains...................     5,797,375           107       271,143       479,458      180,539       83,769
    Realized gain..............................       307,091        57,223        84,498       202,058        8,238       32,076
    Unrealized gain (loss).....................     5,205,819       930,451       130,287     1,832,353     (187,295)     (35,010)
                                                  -----------   -----------   -----------   -----------   ----------   ----------
         Net increase in contract owners'
           equity from operations..............    11,209,741       933,724       447,130     2,492,932       41,816      124,227
                                                  -----------   -----------   -----------   -----------   ----------   ----------
Equity transactions:
  Sales:
    Contract purchase payments.................     2,645,343     2,614,149     2,181,009       603,036      666,312      537,053
    Transfers from fixed & other subaccounts...     3,174,822     1,096,254     1,438,960     1,743,233      218,614      450,868
                                                  -----------   -----------   -----------   -----------   ----------   ----------
                                                    5,820,165     3,710,403     3,619,969     2,346,269      884,926      987,921
                                                  -----------   -----------   -----------   -----------   ----------   ----------
  Redemptions:
    Withdrawals & surrenders (note 5)..........       515,999       258,338       141,409       109,397       56,018      221,380
    Transfers to fixed & other subaccounts.....     2,004,103       795,000     1,146,251     1,506,122      219,547      218,387
    Cost of insurance & administrative fee
       (note 5)................................     1,018,712       705,650       579,612       207,469      178,599      140,673
                                                  -----------   -----------   -----------   -----------   ----------   ----------
                                                    3,538,814     1,758,988     1,867,272     1,822,988      454,164      580,440
                                                  -----------   -----------   -----------   -----------   ----------   ----------
         Net equity transactions...............     2,281,351     1,951,415     1,752,697       523,281      430,762      407,481
                                                  -----------   -----------   -----------   -----------   ----------   ----------
           Net change in contract owners'
              equity...........................    13,491,092     2,885,139     2,199,827     3,016,213      472,578      531,708
Contract owners' equity:
  Beginning of period..........................     9,250,038     6,364,899     4,165,072     2,044,553    1,571,975    1,040,267
                                                  -----------   -----------   -----------   -----------   ----------   ----------
  End of period................................   $22,741,130   $ 9,250,038   $ 6,364,899   $ 5,060,766   $2,044,553   $1,571,975
                                                  ===========   ===========   ===========   ===========   ==========   ==========

   The accompanying notes are an integral part of these financial statements.

Form 5741

OHIO NATIONAL VARIABLE ACCOUNT R
 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                                           For the Three Years Ended December 31

                                                                        AGGRESSIVE GROWTH                    CORE GROWTH
                                                                           SUBACCOUNT                         SUBACCOUNT
                                                             ---------------------------------------   ------------------------
                                                                1999          1998          1997          1999          1998
                                                             -----------   -----------   -----------   -----------   ----------
Increase (decrease) in contract owners' equity from
  operations:
    Net investment activity...............................   $   (26,551)  $   (23,847)  $     8,140   $   (14,942)  $   (7,627)
    Reinvested capital gains..............................             0       258,472         9,068       763,382            0
    Realized gain (loss)..................................       (41,002)       22,270        (3,358)      115,808        1,725
    Unrealized gain (loss)................................       248,666        (6,276)      231,511       875,700      101,913
                                                             -----------   -----------   -----------   -----------   ----------
Net increase in contract owners' equity from operations...       181,113       250,619       245,361     1,739,948       96,011
                                                             -----------   -----------   -----------   -----------   ----------
Equity transactions:
  Sales:
    Contract purchase payments............................     1,136,033     1,348,654       969,362       438,214      459,093
    Transfers from fixed & other subaccounts..............       499,516       423,659       544,712     1,317,575      378,819
                                                             -----------   -----------   -----------   -----------   ----------
                                                               1,635,549     1,772,313     1,514,074     1,755,789      837,912
                                                             -----------   -----------   -----------   -----------   ----------
  Redemptions:
    Withdrawals & surrenders (note 5).....................       182,042        86,262        84,536        82,138       16,609
    Transfers to fixed & other subaccounts................     1,139,574       460,387       418,423       853,515      327,440
    Cost of insurance & administrative fee (note 5).......       338,621       347,236       278,191       166,365      117,857
                                                             -----------   -----------   -----------   -----------   ----------
                                                               1,660,237       893,885       781,150     1,102,018      461,906
                                                             -----------   -----------   -----------   -----------   ----------
         Net equity transactions..........................       (24,688)      878,428       732,924       653,771      376,006
                                                             -----------   -----------   -----------   -----------   ----------
           Net change in contract owners' equity..........       156,425     1,129,047       978,285     2,393,719      472,017
Contract owners' equity:
  Beginning of period.....................................     3,834,209     2,705,162     1,726,877     1,296,450      824,433
                                                             -----------   -----------   -----------   -----------   ----------
  End of period...........................................   $ 3,990,634   $ 3,834,209   $ 2,705,162   $ 3,690,169   $1,296,450
                                                             ===========   ===========   ===========   ===========   ==========

                                                            ----------
                                                             1997(A)
                                                            ----------
Increase (decrease) in contract owners' equity from
  operations:
    Net investment activity...............................  $   (3,683)
    Reinvested capital gains..............................           0
    Realized gain (loss)..................................       3,379
    Unrealized gain (loss)................................      (3,039)
                                                            ----------
Net increase in contract owners' equity from operations...      (3,343)
                                                            ----------
Equity transactions:
  Sales:
    Contract purchase payments............................     377,379
    Transfers from fixed & other subaccounts..............     631,937
                                                            ----------
                                                             1,009,316
                                                            ----------
  Redemptions:
    Withdrawals & surrenders (note 5).....................       1,885
    Transfers to fixed & other subaccounts................     116,828
    Cost of insurance & administrative fee (note 5).......      62,827
                                                            ----------
                                                               181,540
                                                            ----------
         Net equity transactions..........................     827,776
                                                            ----------
           Net change in contract owners' equity..........     824,433
Contract owners' equity:
  Beginning of period.....................................           0
                                                            ----------
  End of period...........................................  $  824,433
                                                            ==========

---------------

(a) Period from January 3, 1997, date of commencement of operations

   The accompanying notes are an integral part of these financial statements.

Form 5741

OHIO NATIONAL VARIABLE ACCOUNT R
 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                                           For the Three Years Ended December 31

                                                        GROWTH & INCOME SUBACCOUNT                S&P 500 INDEX SUBACCOUNT
                                                  ---------------------------------------   -------------------------------------
                                                     1999          1998         1997(A)        1999          1998       1997(A)
                                                  -----------   -----------   -----------   -----------   ----------   ----------
Increase in contract owners' equity from
  operations:
  Net investment activity.......................  $   (43,039)  $    13,260   $     3,087   $   252,331   $   81,883   $   30,030
  Reinvested capital gains......................    1,905,785             0        90,978     1,388,105      328,825       94,770
  Realized gain.................................       74,709        10,734         7,768       199,621       20,356        5,779
  Unrealized gain (loss)........................    2,666,425       252,938        94,008     1,477,659      619,923      (52,996)
                                                  -----------   -----------   -----------   -----------   ----------   ----------
       Net increase in contract owners' equity
         from operations........................    4,603,880       276,932       195,841     3,317,716    1,050,987       77,583
                                                  -----------   -----------   -----------   -----------   ----------   ----------
Equity transactions:
  Sales:
    Contract purchase payments..................    2,601,488     2,034,257       536,293     5,028,217    2,194,159      560,773
    Transfers from fixed & other subaccounts....    2,589,201     2,464,502     1,270,995     7,673,684    4,432,311      775,750
                                                  -----------   -----------   -----------   -----------   ----------   ----------
                                                    5,190,689     4,498,759     1,807,288    12,701,901    6,626,470    1,336,523
                                                  -----------   -----------   -----------   -----------   ----------   ----------
  Redemptions:
    Withdrawals & surrenders (note 5)...........      263,243        37,971           436       491,958      110,446          727
    Transfers to fixed & other subaccounts......    1,254,948       582,153        95,943     3,445,258      714,255       83,751
    Cost of insurance & administrative fee (note
       5).......................................      645,343       376,090        64,105     1,121,691      407,189       62,142
                                                  -----------   -----------   -----------   -----------   ----------   ----------
                                                    2,163,534       996,214       160,484     5,058,907    1,231,890      146,620
                                                  -----------   -----------   -----------   -----------   ----------   ----------
       Net equity transactions..................    3,027,155     3,502,545     1,646,804     7,642,994    5,394,580    1,189,903
                                                  -----------   -----------   -----------   -----------   ----------   ----------
         Net change in contract owners'
           equity...............................    7,631,035     3,779,477     1,842,645    10,960,710    6,445,567    1,267,486
Contract owners' equity:
  Beginning of period...........................    5,622,122     1,842,645             0     7,713,053    1,267,486            0
                                                  -----------   -----------   -----------   -----------   ----------   ----------
  End of period.................................  $13,253,157   $ 5,622,122   $ 1,842,645   $18,673,763   $7,713,053   $1,267,486
                                                  ===========   ===========   ===========   ===========   ==========   ==========

---------------

(a) Period from January 3, 1997, date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

Form 5741

OHIO NATIONAL VARIABLE ACCOUNT R
 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                                           For the Three Years Ended December 31

                                                                                                  MONTGOMERY ASSET EMERGING
                                                        SOCIAL AWARENESS SUBACCOUNT                   MARKET SUBACCOUNT
                                                  ---------------------------------------   -------------------------------------
                                                     1999          1998         1997(A)        1999          1998       1997(B)
                                                  -----------   -----------   -----------   -----------   ----------   ----------
Increase (decrease) in contract owners' equity
  from operations:
  Net investment activity.......................  $    (1,286)  $      (957)  $       589   $    (2,118)  $     (727)  $      (57)
  Reinvested capital gains......................            0             0        29,015             0            0            0
  Realized gain (loss)..........................      (62,411)      (31,042)          926         8,194       (3,512)        (554)
  Unrealized gain (loss)........................      131,316      (102,278)      (31,805)       68,642      (58,655)      (9,987)
                                                  -----------   -----------   -----------   -----------   ----------   ----------
       Net increase (decrease) in contract
         owners' equity from operations.........       67,619      (134,277)       (1,275)       74,718      (62,894)     (10,598)
                                                  -----------   -----------   -----------   -----------   ----------   ----------
Equity transactions:
  Sales:
    Contract purchase payments..................      158,628       292,044        35,077       154,989      190,059       44,409
    Transfers from fixed & other subaccounts....      116,135       229,481       319,587       155,921       69,940       58,741
                                                  -----------   -----------   -----------   -----------   ----------   ----------
                                                      274,763       521,525       354,664       310,910      259,999      103,150
                                                  -----------   -----------   -----------   -----------   ----------   ----------
  Redemptions:
    Withdrawals & surrenders (note 5)...........        6,911         7,059            50         2,952        1,469            0
    Transfers to fixed & other subaccounts......      363,431       148,460        13,740       581,568       18,913        6,244
    Cost of insurance & administrative fee (note
       5).......................................       36,077        37,586         4,380        31,888       26,219        6,032
                                                  -----------   -----------   -----------   -----------   ----------   ----------
                                                      406,419       193,105        18,170       616,408       46,601       12,276
                                                  -----------   -----------   -----------   -----------   ----------   ----------
       Net equity transactions..................     (131,656)      328,420       336,494      (305,498)     213,398       90,874
                                                  -----------   -----------   -----------   -----------   ----------   ----------
         Net change in contract owners'
           equity...............................      (64,037)      194,143       335,219      (230,780)     150,504       80,276
Contract owners' equity:
  Beginning of period...........................      529,362       335,219             0       230,780       80,276            0
                                                  -----------   -----------   -----------   -----------   ----------   ----------
  End of period.................................  $   465,325   $   529,362   $   335,219   $         0   $  230,780   $   80,276
                                                  ===========   ===========   ===========   ===========   ==========   ==========

---------------

(a) Period from January 3, 1997, date of commencement of operations.

(b) Period from April 1, 1997, date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

Form 5741

OHIO NATIONAL VARIABLE ACCOUNT R
 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                                           For the Three Years Ended December 31

                                                                                                      JANUS ASPEN SERIES
                                                                                             ------------------------------------
                                                      BLUE          HIGH         CAPITAL                  WORLDWIDE
                                                      CHIP         INCOME        GROWTH        GROWTH       GROWTH      BALANCE
                                                   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                                                     1999(D)       1999(D)       1999(D)      1999(C)      1999(C)      1999(D)
                                                   -----------   -----------   -----------   ----------   ----------   ----------
Increase in contract owners' equity from
  operations:
  Net investment activity........................  $         0   $       509   $       (84)  $   (7,811)  $   (5,961)  $      565
  Reinvested capital gains.......................            1             0        25,879        6,806            0            0
  Realized gain..................................            0             1           776        9,588        3,506          191
  Unrealized gain (loss).........................           10          (347)       (6,339)   1,075,487      954,815        1,157
                                                   -----------   -----------   -----------   ----------   ----------   ----------
       Net increase in contract owners' equity
         from operations.........................           11           163        20,232    1,084,070      952,360        1,913
                                                   -----------   -----------   -----------   ----------   ----------   ----------
Equity transactions:
  Sales:
    Contract purchase payments...................            0             0        16,540    1,227,956      447,177          950
    Transfers from fixed & other subaccounts.....          462        58,507       284,457    4,493,684    2,495,368       69,482
                                                   -----------   -----------   -----------   ----------   ----------   ----------
                                                           462        58,507       300,997    5,721,640    2,942,545       70,432
                                                   -----------   -----------   -----------   ----------   ----------   ----------
  Redemptions:
    Withdrawals & surrenders (note 5)............            0           171           261       69,942       18,171            0
    Transfers to fixed & other subaccounts.......            0             0        22,030      388,605      119,927            0
    Cost of insurance & administrative fee (note
       5)........................................            5            62           620      147,785       70,180          160
                                                   -----------   -----------   -----------   ----------   ----------   ----------
                                                             5           233        22,911      606,332      208,278          160
                                                   -----------   -----------   -----------   ----------   ----------   ----------
       Net equity transactions...................          457        58,274       278,086    5,115,308    2,734,267       70,272
                                                   -----------   -----------   -----------   ----------   ----------   ----------
         Net change in contract owners' equity...          468        58,437       298,318    6,199,378    3,686,627       72,185
Contract owners' equity:
  Beginning of period............................            0             0             0            0            0            0
                                                   -----------   -----------   -----------   ----------   ----------   ----------
  End of period..................................  $       468   $    58,437   $   298,318   $6,199,378   $3,686,627   $   72,185
                                                   ===========   ===========   ===========   ==========   ==========   ==========

---------------

(c) Period from May 3, 1999, date of commencement of operations.

(d) Period from November 1, 1999, date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

Form 5741

OHIO NATIONAL VARIABLE ACCOUNT R
 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                                           For the Three Years Ended December 31

                                                   STRONG VARIABLE ANNUITY FUNDS                       GOLDMAN SACHS
                                             ------------------------------------------   ---------------------------------------
                                                                SCHAFER       MID-CAP     VIT GROWTH &    VIT CORE    VIT CAPITAL
                                             OPPORTUNITY II      VALUE        GROWTH         INCOME      US EQUITY      GROWTH
                                               SUBACCOUNT     SUBACCOUNT    SUBACCOUNT     SUBACCOUNT    SUBACCOUNT   SUBACCOUNT
                                                1999(D)         1999(D)       1999(D)       1999(C)       1999(D)       1999(D)
                                             --------------   -----------   -----------   ------------   ----------   -----------
Increase in contract owners' equity from
  operations:
  Net investment activity..................   $        (3)    $        17   $      (107)   $    6,342    $       21   $        6
  Reinvested capital gains.................             0              91             0             0            88          521
  Realized gain............................             0              36           453        (1,291)          (15)         415
  Unrealized gain (loss)...................           246            (122)       25,711         5,904           283          472
                                              -----------     -----------   -----------    ----------    ----------   ----------
       Net increase in contract owners'
         equity from operations............           243              22        26,057        10,955           377        1,414
                                              -----------     -----------   -----------    ----------    ----------   ----------
Equity transactions:
  Sales:
    Contract purchase payments.............            27              69         4,910       224,791            27          506
    Transfers from fixed & other
       subaccounts.........................         3,529           8,647       277,711       587,752        11,931       27,948
                                              -----------     -----------   -----------    ----------    ----------   ----------
                                                    3,556           8,716       282,621       812,543        11,958       28,454
                                              -----------     -----------   -----------    ----------    ----------   ----------
  Redemptions:
    Withdrawals & surrenders (note 5)......             0               0             0          (148)            0            0
    Transfers to fixed & other
       subaccounts.........................           795               0        15,869       121,177         4,541       15,776
    Cost of insurance & administrative fee
       (note 5)............................            34              13           735        14,869            22           86
                                              -----------     -----------   -----------    ----------    ----------   ----------
                                                      829              13        16,604       135,898         4,563       15,862
                                              -----------     -----------   -----------    ----------    ----------   ----------
       Net equity transactions.............         2,727           8,703       266,017       676,645         7,395       12,592
                                              -----------     -----------   -----------    ----------    ----------   ----------
         Net change in contract owners'
           equity..........................         2,970           8,725       292,074       687,600         7,772       14,006
Contract owners' equity:
  Beginning of period......................             0               0             0             0             0            0
                                              -----------     -----------   -----------    ----------    ----------   ----------
  End of period............................   $     2,970     $     8,725   $   292,074    $  687,600    $    7,772   $   14,006
                                              ===========     ===========   ===========    ==========    ==========   ==========

---------------

(c) Period from May 3, 1999, date of commencement of operations.

(d) Period from November 1, 1999, date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

Form 5741

OHIO NATIONAL VARIABLE ACCOUNT R
 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                                           For the Three Years Ended December 31

                                                       LAZARD RETIREMENT
                                                   -------------------------
                                                    EMERGING        SMALL
                                                     MARKET          CAP
                                                   SUBACCOUNT    SUBACCOUNT
                                                     1999(D)       1999(D)
                                                   -----------   -----------
Increase in contract owners' equity from
  operations:
  Net investment activity........................  $       440   $        (2)
  Reinvested capital gains.......................            0            37
  Realized gain (loss)...........................        5,449             0
  Unrealized gain................................      107,388           536
                                                   -----------   -----------
       Net increase in contract owners' equity
         from operations.........................      113,277           571
                                                   -----------   -----------
Equity transactions:
  Sales:
    Contract purchase payments...................       22,776           106
    Transfers from fixed & other subaccounts.....      563,737        42,908
                                                   -----------   -----------
                                                       586,513        43,014
                                                   -----------   -----------
  Redemptions:
    Withdrawals & surrenders (note 5)............          536             0
    Transfers to fixed & other subaccounts.......      108,799             0
    Cost of insurance & administrative fee (note
       5)........................................        6,614            63
                                                   -----------   -----------
                                                       115,949            63
                                                   -----------   -----------
       Net equity transactions...................      470,564        42,951
                                                   -----------   -----------
         Net change in contract owners' equity...      583,841        43,522
Contract owners' equity:
  Beginning of period............................            0             0
                                                   -----------   -----------
  End of period..................................  $   583,841   $    43,522
                                                   ===========   ===========

---------------

(d) Period from November 1, 1999, date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

Form 5741

OHIO NATIONAL VARIABLE ACCOUNT R
NOTES TO FINANCIAL STATEMENTS

(1) BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   Ohio National Variable Account R (the Account) is a separate account of The Ohio National Life Assurance Corporation (ONLAC). All obligations arising under variable life insurance contracts are general corporate obligations of ONLAC. ONLAC is a wholly-owned subsidiary of The Ohio National Life Insurance Company. The account has been registered as a unit investment trust under the Investment Company Act of 1940.

   Assets of the Account are invested in portfolio shares of Ohio National Fund, Inc., Janus Aspen Series, Strong Variable Insurance Funds, Inc., Goldman Sachs Variable Insurance Trust, and Lazard Retirement Funds (collectively the Funds). The Funds are diversified open-end management investment companies. The Funds' investments are subject to varying degrees of market, interest and financial risks; the issuers' abilities to meet certain obligations may be affected by economic developments in their respective industries.

   Investments are valued at the net asset value of fund shares held at December 31, 1999. Share transactions are recorded on the trade date. Income and capital gain distributions are recorded on the ex-dividend date. Net realized capital gains and losses are determined on the basis of average cost.

   ONLAC performs investment advisory services on behalf of the Ohio National Fund, Inc. in which the Account invests. For these services, the Company receives fees from the mutual funds. These fees are paid to an affiliate of the Company.

   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2) INVESTMENTS

   At December 31, 1999 the aggregate cost and number of shares of the underlying funds owned by the respective subaccounts were:

                                                 MONEY                                                         CAPITAL
                                  EQUITY         MARKET         BOND           OMNI        INTERNATIONAL     APPRECIATION
                                SUBACCOUNT     SUBACCOUNT    SUBACCOUNT     SUBACCOUNT      SUBACCOUNT        SUBACCOUNT
                                -----------    ----------    -----------    -----------    -------------    --------------
Aggregate Cost................  $35,950,824    $4,377,995    $1,987,682     $ 9,735,042     $15,712,565       $8,033,744
Number of Shares..............    1,316,896       437,799       189,072         523,767       1,120,986          626,740


                                 SMALL CAP
                                SUBACCOUNT
                                -----------
Aggregate Cost................  $15,848,978
Number of Shares..............      719,292

                                INTERNATIONAL
                                    SMALL        AGGRESSIVE       CORE         GROWTH &        S&P 500          SOCIAL
                                   COMPANY         GROWTH        GROWTH         INCOME          INDEX         AWARENESS
                                 SUBACCOUNT      SUBACCOUNT    SUBACCOUNT     SUBACCOUNT     SUBACCOUNT       SUBACCOUNT
                                -------------    ----------    -----------    -----------    -----------    --------------
Aggregate Cost................   $ 3,401,745     $3,615,498    $2,715,595     $10,239,786    $16,629,176      $  468,092
Number of Shares..............       249,964        338,447       217,337         705,819      1,155,126          45,142


                                 BLUE CHIP
                                SUBACCOUNT
                                -----------
Aggregate Cost................  $       458
Number of Shares..............           44

                                                                            JANUS ASPEN
                                HIGH INCOME     CAPITAL      JANUS ASPEN     WORLDWIDE     JANUS ASPEN        STRONG
                                   BOND          GROWTH        GROWTH         GROWTH        BALANCED      OPPORTUNITY II
                                SUBACCOUNT     SUBACCOUNT    SUBACCOUNT     SUBACCOUNT     SUBACCOUNT       SUBACCOUNT
                                -----------    ----------    -----------    -----------    -----------    --------------
Aggregate Cost................  $    58,784    $  304,657    $5,123,891     $ 2,731,811    $    71,028      $    2,724
Number of Shares..............        6,339        10,649       184,231          77,207          2,585             114

                                  STRONG
                                  SCHAFER
                                 VALUE II
                                SUBACCOUNT
                                -----------
Aggregate Cost................  $     8,846
Number of Shares..............          957

                                                                     (continued)

Form 5741

OHIO NATIONAL VARIABLE ACCOUNT R
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                               GOLDMAN       GOLDMAN       GOLDMAN       LAZARD
                                  STRONG      SACHS VIT     SACHS VIT     SACHS VIT    RETIREMENT        LAZARD
                                  MID-CAP      GROWTH &      CORE US       CAPITAL      EMERGING       RETIREMENT
                                 GROWTH II      INCOME       EQUITY        GROWTH        MARKET        SMALL CAP
                                SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT      SUBACCOUNT
                                -----------   ----------   -----------   -----------   -----------   --------------
Aggregate Cost................  $   266,363   $  681,696   $    7,489    $    13,535   $   476,453     $   42,986
Number of Shares..............        9,617       63,141          556          1,000        53,028          4,432

(3) CONTRACTS IN ACCUMULATION PERIOD

   At December 31, 1999 the accumulation units and value per unit of the respective subaccounts and products were:

                                                       ACCUMULATION UNITS    VALUE PER UNIT       VALUE
                                                       ------------------    --------------    -----------
EQUITY SUBACCOUNT....................................      956,501.9114         36.453086      $34,867,446
MONEY MARKET SUBACCOUNT..............................      241,831.3196         18.103505      $ 4,377,995
BOND SUBACCOUNT......................................       90,239.7040         20.820247      $ 1,878,813
OMNI SUBACCOUNT......................................      380,821.9971         31.008817      $11,808,840
INTERNATIONAL SUBACCOUNT.............................      823,798.9415         29.279308      $24,120,263
CAPITAL APPRECIATION SUBACCOUNT......................      429,436.9536         17.669517      $ 7,587,944
SMALL CAP SUBACCOUNT.................................      591,731.8723         38.431477      $22,741,130
INTERNATIONAL SMALL COMPANY SUBACCOUNT...............      178,215.6181         28.396871      $ 5,060,766
AGGRESSIVE GROWTH SUBACCOUNT.........................      251,874.7415         15.843725      $ 3,990,634
CORE GROWTH SUBACCOUNT...............................      174,597.4169         21.135299      $ 3,690,169
GROWTH & INCOME SUBACCOUNT...........................      571,171.3135         23.203471      $13,253,157
S&P 500 INDEX SUBACCOUNT.............................      887,540.5166         21.039899      $18,673,763
SOCIAL AWARENESS SUBACCOUNT..........................       41,478.8627         11.218364      $   465,325
BLUE CHIP SUBACCOUNT.................................           45.1620         10.364605      $       468
HIGH INCOME BOND SUBACCOUNT..........................        5,678.1831         10.291509      $    58,437
CAPITAL GROWTH SUBACCOUNT............................       21,002.7969         14.203709      $   298,318
JANUS ASPEN GROWTH SUBACCOUNT........................      482,511.0310         12.848159      $ 6,199,378
JANUS ASPEN WORLDWIDE GROWTH SUBACCOUNT..............      244,886.3836         15.054438      $ 3,686,627
JANUS ASPEN BALANCED SUBACCOUNT......................        6,543.3186         11.031897      $    72,185
STRONG OPPORTUNITY II SUBACCOUNT.....................          266.0292         11.164799      $     2,970
STRONG SCHAFER VALUE II SUBACCOUNT...................          847.8621         10.290266      $     8,725
STRONG MID-CAP GROWTH II SUBACCOUNT..................       22,599.1256         12.924122      $   292,074
GOLDMAN SACHS GROWTH & INCOME SUBACCOUNT.............       71,764.9366          9.581286      $   687,600
GOLDMAN SACHS CORE US EQUITY SUBACCOUNT..............          710.9680         10.931168      $     7,772
GOLDMAN SACHS CAPITAL GROWTH SUBACCOUNT..............        1,252.2793         11.184743      $    14,006
LAZARD RETIREMENT EMERGING MARKET SUBACCOUNT.........       46,635.2870         12.519300      $   583,841
LAZARD RETIREMENT SMALL CAP SUBACCOUNT...............        4,127.5970         10.544030      $    43,522

(4) RISK AND ADMINISTRATIVE EXPENSE

   Although variable life payments differ according to the investment performance of the Accounts, they are not affected by mortality or expense experience because ONLAC assumes the expense risk and the mortality risk under the contracts. ONLAC charges the Accounts' assets for assuming those risks. Such charge will be assessed at a daily rate of 0.0020471% which corresponds to an annual rate of .75% of the contract value.

                                                                     (continued)

Form 5741

OHIO NATIONAL VARIABLE ACCOUNT R
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

(5) CONTRACT CHARGES

   Each premium payment is subject to a premium expense charge. The premium expense charge has two components: (a) Sales Load. Each contract is subject to a level sales load of all premiums paid of 4%. (b) State Premium Tax. Premium payments will be subject to the state premium tax and any other state or local taxes that currently range from 2% to 4%.

   Total premium expense charges in the Account amounted to approximately $1,630,880.00 during 1999.

   A surrender charge is assessed in connection with all complete surrenders, all decreases in stated amount and certain partial surrenders consisting of two components: (1) a contingent deferred sales charge, and (2) a contingent deferred insurance underwriting charge.

   The contingent deferred sales charge is a percentage of premiums paid in the first two contract years. The contingent deferred sales charge percentages are scaled by age at issue or increase. The contingent deferred insurance underwriting charge varies with age at issue or increase.

   A service charge is imposed on each transfer of cash values among the subaccounts. Currently, ONLAC is not assessing this charge on the first four transfers made in any contract year. For partial surrenders, a service fee is charged.

   ONLAC charges a monthly deduction from the contract value for the cost of insurance, a $5.00 or $7.00 record keeping and processing charge, a risk charge of $.01 per $1,000 of the stated amount for the risk associated with the death benefit guarantee, and the cost of additional insurance benefits provided by rider.

(6) FEDERAL INCOME TAXES

   Operations of the Account form a part of, and are taxed with, operations of ONLAC which is taxed as a life insurance company under the Internal Revenue Code. Taxes are the responsibility of the contract owner upon termination or withdrawal. No Federal income taxes are payable under the present law on dividend income or capital gains distribution from the Fund shares held in the Account or on capital gains realized by the Account on redemption of the Fund shares.

Form 5741

OHIO NATIONAL VARIABLE ACCOUNT R

 INDEPENDENT AUDITORS' REPORT

The Board of Directors of
The Ohio National Life Assurance Corporation and Contract Owners of Ohio National
Variable Account R:

We have audited the accompanying statements of assets and contract owners' equity of Ohio National Variable Account R (comprised of the Equity, Money Market, Bond, Omni, International, Capital Appreciation (formerly Small Cap Growth), Small Cap, International Small Company (formerly Global Contrarian), Aggressive Growth, Core Growth, Growth & Income, S&P 500 Index, Social Awareness, Blue Chip, High Income Bond, Capital Growth, Janus Aspen
Series -- Growth, Janus Aspen Series -- Worldwide Growth, Janus Aspen
Series -- Balanced, Strong Variable Funds -- Opportunity II, Strong Variable Funds -- Schafer Value II, Strong Variable Funds -- Mid-Cap Growth, Goldman Sachs VIT Growth & Income, Goldman Sachs VIT Core US Equity, Goldman Sachs VIT Capital Growth, Lazard Retirement Emerging Market, and Lazard Retirement Small Cap subaccounts) (collectively, the Account) as of December 31, 1999 and the related statements of operations and changes in contract owners' equity for each of the periods indicated herein. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Ohio National Variable Account R as of December 31, 1999, and the results of its operations and its changes in contract owners' equity for each of the periods indicated herein in conformity with generally accepted accounting principles.

                                                                        KPMG LLP

Cincinnati, Ohio
February 18, 2000

Form 5741

                                                                      APPENDIX A

                    ILLUSTRATIONS OF CASH SURRENDER VALUES,
                    DEATH BENEFITS AND ACCUMULATED PREMIUMS.

The following tables help to show how contract values change with investment performance. The tables illustrate how the death benefit of a contract of an insured of a given age and the cash surrender value (reflecting the deduction of sales load) would vary over time if the return on the assets held in the Funds was a constant, gross, after-tax, annual rate of 0%, 6% or 12%. Because of compounding, the death benefits and cash surrender values would be different from those shown if the returns averaged 0%, 6%, or 12%, but fluctuated over and under those averages throughout the years.

The amounts shown for the death benefit and cash surrender value as of each contract year show that the net investment return on the assets held in the subaccounts is lower than the gross, after-tax returns on Fund assets. This is because certain fees and charges are deducted from the gross return. They are the daily investment management fees incurred by the Funds. These are currently equivalent to an average of 1.79% of the value of the average daily net assets of the Funds to which contract values may be allocated. This average takes into account the waivers and reimbursements detailed in the Charges and Deductions section of this prospectus. These waivers and reimbursements may be terminated in future years. If the waivers and reimbursements are terminated, the average fund expenses may increase as may the underlying cost of the contract. The daily charge to VAR for assuming mortality and expense risks is equivalent to an annual charge of 0.75%. Gross annual rates of return of 0%, 6%, and 12% produce average net annual rates of return for all Funds of approximately 1.67%, 4.33%, and 10.33%.

Each page of illustrations includes two tables. The top table shows the death benefits and cash surrender values assuming we assess current contract charges ("current tables"). Current charges are not guaranteed and may be changed. The lower table shows the death benefits and cash surrender values assuming we assess the maximum contract charges allowable.

The tables assume a premium tax deduction of 2.09% (the charge deducted from your contract will reflect premium taxes in your jurisdiction), that no portion of your net premiums have been allocated to the general account and that planned premiums are paid on the first day of each contract year. The tables also assume that you have made no transfers, partial surrenders, loans, changes in death benefit option or changes in stated amount. Additionally, the tables assume that there are no optional insurance benefits and the current tables assume that our current cost of insurance charges will not be changed. Finally, the tables reflect the fact that no charges for federal, state or local taxes are made now against VAR. If such a charge is made in the future, it will take a higher gross rate of return to produce after-tax returns of 0%, 6% and 12% than it does now.

Below is a list of the sample illustrations presented on the following pages of this prospectus. Upon request, we will furnish a comparable illustration based on the insureds age, sex, risk class, death benefit plan, stated amount and planned premium.

                               VARI-VEST SURVIVOR

BOTH INSUREDS                                                             BOTH INSUREDS
     AGE        DEATH BENEFIT PLAN   PLANNED PREMIUM   STATED AMOUNT       RISK CLASS        PAGE
-------------   ------------------   ---------------   -------------      -------------      ----
     55               Plan A             12,480         $ 1,000,000    Preferred Nonsmoker    97
     55               Plan B             12,480           1,000,000    Preferred Nonsmoker    98
     55               Plan A             14,040           1,000,000         Nonsmoker         99
     55               Plan B             14,040           1,000,000         Nonsmoker        100
     65               Plan A             19,680           1,000,000    Preferred Nonsmoker   101
     65               Plan B             19,680           1,000,000    Preferred Nonsmoker   102
     65               Plan A             22,440           1,000,000         Nonsmoker        103
     65               Plan B             22,440           1,000,000         Nonsmoker        104

HYPOTHETICAL HISTORICAL ILLUSTRATIONS

We may produce hypothetical illustrations of the contract (such as those listed above) based upon the actual historical investment performance (total return) of the Funds from the inception of each Fund or one-, five- and ten-year periods. Such illustrations reflect all contract and subsequent charges, including the cost of insurance (specific to the age, sex, stated amount, risk classification and type of death benefit), planned premium, premium tax, risk charge, sales load, administration charge and surrender charge for the contract being illustrated. We will also provide individualized illustrations upon request. Being based upon past performance, neither hypothetical illustrations nor other performance data indicate future performance.

Form 5741

MALE ISSUE AGE 55  PREFERRED NONSMOKER         INITIAL STATED AMOUNT: $1,000,000
FEMALE ISSUE AGE 55  PREFERRED NONSMOKER     DEATH BENEFIT TYPE: A (MATURITY AGE
100)
INITIAL PREMIUM: $12,480.00                    STATED AMOUNT INCLUDES CASH VALUE

                         SUMMARY OF VALUES AND BENEFITS

              ASSUMED HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN
       12.00%(10.33% NET)       6.00%(4.33% NET)       0.00%(-1.67% NET)
                 ASSUMED COST OF INSURANCE AND EXPENSE CHARGES

                 PLANNED PREMIUMS               CURRENT                        CURRENT                        CURRENT
               --------------------   ----------------------------   ----------------------------   ----------------------------
   END OF      TOTAL    ACCUMULATED    END OF YEAR     END OF YEAR    END OF YEAR     END OF YEAR    END OF YEAR     END OF YEAR
   POLICY      ANNUAL      AT 5%      CASH SURRENDER      DEATH      CASH SURRENDER      DEATH      CASH SURRENDER      DEATH
    YEAR       OUTLAY    INTEREST         VALUE          BENEFIT         VALUE          BENEFIT         VALUE          BENEFIT
   ------      ------   -----------   --------------   -----------   --------------   -----------   --------------   -----------
1              12,480      13,104              0        1,000,000             0        1,000,000             0        1,000,000
2              12,480      26,863              0        1,000,000             0        1,000,000             0        1,000,000
3              12,480      41,310          9,781        1,000,000         5,366        1,000,000         1,230        1,000,000
4              12,480      56,480         26,463        1,000,000        18,732        1,000,000        11,868        1,000,000
5              12,480      72,408         44,614        1,000,000        32,499        1,000,000        22,165        1,000,000
6              12,480      89,132         64,504        1,000,000        46,770        1,000,000        32,242        1,000,000
7              12,480     106,693         86,320        1,000,000        61,576        1,000,000        42,112        1,000,000
8              12,480     125,132        110,225        1,000,000        76,902        1,000,000        51,745        1,000,000
9              12,480     144,492        136,439        1,000,000        92,777        1,000,000        61,147        1,000,000
10             12,480     164,821        165,163        1,000,000       109,185        1,000,000        70,283        1,000,000
15             12,480     282,765        356,437        1,000,000       199,749        1,000,000       111,751        1,000,000
20             12,480     433,296        663,528        1,000,000       305,740        1,000,000       144,910        1,000,000
Age 60         12,480      72,408         44,614        1,000,000        32,499        1,000,000        22,165        1,000,000
Age 65         12,480     164,821        165,163        1,000,000       109,185        1,000,000        70,283        1,000,000
Age 70         12,480     282,765        356,437        1,000,000       199,749        1,000,000       111,751        1,000,000

              ASSUMED HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN
       12.00%(10.33% NET)       6.00%(4.33% NET)       0.00%(-1.67% NET)
                 ASSUMED COST OF INSURANCE AND EXPENSE CHARGES

                 PLANNED PREMIUMS              GUARANTEED                     GUARANTEED                     GUARANTEED
               --------------------   ----------------------------   ----------------------------   ----------------------------
   END OF      TOTAL    ACCUMULATED    END OF YEAR     END OF YEAR    END OF YEAR     END OF YEAR    END OF YEAR     END OF YEAR
   POLICY      ANNUAL      AT 5%      CASH SURRENDER      DEATH      CASH SURRENDER      DEATH      CASH SURRENDER      DEATH
    YEAR       OUTLAY    INTEREST         VALUE          BENEFIT         VALUE          BENEFIT         VALUE          BENEFIT
   ------      ------   -----------   --------------   -----------   --------------   -----------   --------------   -----------
1              12,480      13,104              0        1,000,000             0        1,000,000             0        1,000,000
2              12,480      26,863              0        1,000,000             0        1,000,000             0        1,000,000
3              12,480      41,310          9,781        1,000,000         5,336        1,000,000         1,230        1,000,000
4              12,480      56,480         26,463        1,000,000        18,732        1,000,000        11,868        1,000,000
5              12,480      72,408         44,614        1,000,000        32,499        1,000,000        22,165        1,000,000
6              12,480      89,132         64,349        1,000,000        46,617        1,000,000        32,092        1,000,000
7              12,480     106,693         85,799        1,000,000        61,069        1,000,000        41,623        1,000,000
8              12,480     125,132        109,067        1,000,000        75,790        1,000,000        50,684        1,000,000
9              12,480     144,492        134,294        1,000,000        90,738        1,000,000        59,226        1,000,000
10             12,480     164,821        161,588        1,000,000       105,814        1,000,000        67,142        1,000,000
15             12,480     282,765        335,121        1,000,000       179,938        1,000,000        93,962        1,000,000
20             12,480     433,296        594,566        1,000,000       236,524        1,000,000        82,897        1,000,000
Age 60         12,480      72,408         44,614        1,000,000        32,499        1,000,000        22,165        1,000,000
Age 65         12,480     164,821        161,588        1,000,000       105,814        1,000,000        67,142        1,000,000
Age 70         12,480     282,765        335,121        1,000,000       179,938        1,000,000        93,962        1,000,000

The hypothetical gross annual investment results shown above are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including allocations made by the owner among the investment options and the actual investment results of those options. The cash surrender value and death benefit for a policy would be different from those shown even if the actual rates of investment averaged 0%, 6% and 12% over a period of years but fluctuated above or below those averages for individual contract years. No representations can be made that these hypothetical investment rates of return can be achieved for any one year or sustained over any period of time. This illustration assumes current cost of insurance and expense charges remain unchanged.

Form 5741

MALE ISSUE AGE 55  PREFERRED NONSMOKER         INITIAL STATED AMOUNT: $1,000,000
FEMALE ISSUE AGE 55  PREFERRED NONSMOKER     DEATH BENEFIT TYPE: B (MATURITY AGE
100)
INITIAL PREMIUM: $12,480.00                    STATED AMOUNT INCLUDES CASH VALUE

                         SUMMARY OF VALUES AND BENEFITS

              ASSUMED HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN
       12.00%(10.33% NET)       6.00%(4.33% NET)       0.00%(-1.67% NET)
                 ASSUMED COST OF INSURANCE AND EXPENSE CHARGES

                 PLANNED PREMIUMS               CURRENT                        CURRENT                        CURRENT
               --------------------   ----------------------------   ----------------------------   ----------------------------
   END OF      TOTAL    ACCUMULATED    END OF YEAR     END OF YEAR    END OF YEAR     END OF YEAR    END OF YEAR     END OF YEAR
   POLICY      ANNUAL      AT 5%      CASH SURRENDER      DEATH      CASH SURRENDER      DEATH      CASH SURRENDER      DEATH
    YEAR       OUTLAY    INTEREST         VALUE          BENEFIT         VALUE          BENEFIT         VALUE          BENEFIT
   ------      ------   -----------   --------------   -----------   --------------   -----------   --------------   -----------
1              12,480      13,104              0        1,012,297             0        1,011,612             0        1,010,928
2              12,480      26,863              0        1,025,732             0        1,023,599             0        1,021,550
3              12,480      41,310          9,763        1,040,393         5,321        1,035,951         1,216        1,031,846
4              12,480      56,480         26,418        1,056,378        18,694        1,048,654        11,835        1,041,795
5              12,480      72,408         44,515        1,073,785        32,418        1,061,688        22,098        1,051,368
6              12,480      89,132         64,325        1,092,885        46,629        1,075,189        32,131        1,060,691
7              12,480     106,693         86,028        1,113,848        61,354        1,089,174        41,945        1,069,765
8              12,480     125,132        109,776        1,136,846        76,575        1,103,645        51,507        1,078,577
9              12,480     144,492        135,773        1,162,063        92,311        1,118,601        60,821        1,087,111
10             12,480     164,821        164,201        1,189,701       108,537        1,134,037        69,848        1,095,348
15             12,480     282,765        351,726        1,373,036       197,161        1,218,471       110,315        1,131,625
20             12,480     433,296        645,520        1,662,450       297,743        1,314,673       141,257        1,158,187
Age 60         12,480      72,408         44,515        1,073,785        32,418        1,061,688        22,098        1,051,368
Age 65         12,480     164,821        164,201        1,189,701       108,537        1,134,037        69,848        1,095,348
Age 70         12,480     282,765        351,726        1,373,036       197,161        1,218,471       110,315        1,131,625

              ASSUMED HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN
       12.00%(10.33% NET)       6.00%(4.33% NET)       0.00%(-1.67% NET)
                 ASSUMED COST OF INSURANCE AND EXPENSE CHARGES

                 PLANNED PREMIUMS              GUARANTEED                     GUARANTEED                     GUARANTEED
               --------------------   ----------------------------   ----------------------------   ----------------------------
   END OF      TOTAL    ACCUMULATED    END OF YEAR     END OF YEAR    END OF YEAR     END OF YEAR    END OF YEAR     END OF YEAR
   POLICY      ANNUAL      AT 5%      CASH SURRENDER      DEATH      CASH SURRENDER      DEATH      CASH SURRENDER      DEATH
    YEAR       OUTLAY    INTEREST         VALUE          BENEFIT         VALUE          BENEFIT         VALUE          BENEFIT
   ------      ------   -----------   --------------   -----------   --------------   -----------   --------------   -----------
1              12,480      13,104              0        1,012,297             0        1,011,612             0        1,010,928
2              12,480      26,863              0        1,025,732             0        1,023,599             0        1,021,550
3              12,480      41,310          9,763        1,040,393         5,321        1,035,951         1,216        1,031,846
4              12,480      56,480         26,418        1,056,378        18,694        1,048,654        11,835        1,041,795
5              12,480      72,408         44,515        1,073,785        32,418        1,061,688        22,098        1,051,368
6              12,480      89,132         64,155        1,092,715        46,464        1,075,024        31,971        1,060,531
7              12,480     106,693         85,448        1,113,268        60,802        1,088,622        41,420        1,069,240
8              12,480     125,132        108,467        1,135,537        75,349        1,102,419        50,362        1,077,432
9              12,480     144,492        133,306        1,159,596        90,040        1,116,330        58,734        1,085,024
10             12,480     164,821        160,011        1,185,511       104,743        1,130,243        66,416        1,091,916
15             12,480     282,765        323,502        1,344,812       173,550        1,194,860        90,423        1,111,733
20             12,480     433,296        533,761        1,550,691       210,628        1,227,558        71,891        1,088,821
Age 60         12,480      72,408         44,515        1,073,785        32,418        1,061,688        22,098        1,051,368
Age 65         12,480     164,821        160,011        1,185,511       104,743        1,130,243        66,416        1,091,916
Age 70         12,480     282,765        323,502        1,344,812       173,550        1,194,860        90,423        1,111,733

The hypothetical gross annual investment results shown above are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including allocations made by the owner among the investment options and the actual investment results of those options. The cash surrender value and death benefit for a policy would be different from those shown even if the actual rates of investment averaged 0%, 6% and 12% over a period of years but fluctuated above or below those averages for individual contract years. No representations can be made that these hypothetical investment rates of return can be achieved for any one year or sustained over any period of time. This illustration assumes current cost of insurance and expense charges remain unchanged.

Form 5741

MALE ISSUE AGE 55  NONSMOKER                   INITIAL STATED AMOUNT: $1,000,000
FEMALE ISSUE AGE 55  NONSMOKER          DEATH BENEFIT TYPE: A (MATURITY AGE 100)
INITIAL PREMIUM: $14,040.00                        STATED AMOUNT PLUS CASH VALUE

                         SUMMARY OF VALUES AND BENEFITS

              ASSUMED HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN
       12.00%(10.33% NET)       6.00%(4.33% NET)       0.00%(-1.67% NET)
                 ASSUMED COST OF INSURANCE AND EXPENSE CHARGES

                 PLANNED PREMIUMS               CURRENT                        CURRENT                        CURRENT
               --------------------   ----------------------------   ----------------------------   ----------------------------
   END OF      TOTAL    ACCUMULATED    END OF YEAR     END OF YEAR    END OF YEAR     END OF YEAR    END OF YEAR     END OF YEAR
   POLICY      ANNUAL      AT 5%      CASH SURRENDER      DEATH      CASH SURRENDER      DEATH      CASH SURRENDER      DEATH
    YEAR       OUTLAY    INTEREST         VALUE          BENEFIT         VALUE          BENEFIT         VALUE          BENEFIT
   ------      ------   -----------   --------------   -----------   --------------   -----------   --------------   -----------
1              14,040      14,742              0        1,000,000             0        1,000,000             0        1,000,000
2              14,040      30,221              0        1,000,000             0        1,000,000             0        1,000,000
3              14,040      46,474         15,138        1,000,000        10,114        1,000,000         5,471        1,000,000
4              14,040      63,540         33,986        1,000,000        25,241        1,000,000        17,474        1,000,000
5              14,040      81,459         54,526        1,000,000        40,814        1,000,000        29,114        1,000,000
6              14,040     100,274         76,899        1,000,000        56,818        1,000,000        40,364        1,000,000
7              14,040     120,029        101,345        1,000,000        73,322        1,000,000        51,277        1,000,000
8              14,040     140,773        128,084        1,000,000        90,350        1,000,000        61,862        1,000,000
9              14,040     162,554        157,350        1,000,000       107,917        1,000,000        72,115        1,000,000
10             14,040     185,423        189,360        1,000,000       125,996        1,000,000        81,989        1,000,000
15             14,040     318,111        401,659        1,000,000       224,424        1,000,000       125,212        1,000,000
20             14,040     487,458        742,856        1,000,000       337,118        1,000,000       156,233        1,000,000
Age 60         14,040      81,459         54,526        1,000,000        40,814        1,000,000        29,114        1,000,000
Age 65         14,040     185,423        189,360        1,000,000       125,996        1,000,000        81,989        1,000,000
Age 70         14,040     318,111        401,659        1,000,000       224,424        1,000,000       125,212        1,000,000

              ASSUMED HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN
       12.00%(10.33% NET)       6.00%(4.33% NET)       0.00%(-1.67% NET)
                 ASSUMED COST OF INSURANCE AND EXPENSE CHARGES

                 PLANNED PREMIUMS              GUARANTEED                     GUARANTEED                     GUARANTEED
               --------------------   ----------------------------   ----------------------------   ----------------------------
   END OF      TOTAL    ACCUMULATED    END OF YEAR     END OF YEAR    END OF YEAR     END OF YEAR    END OF YEAR     END OF YEAR
   POLICY      ANNUAL      AT 5%      CASH SURRENDER      DEATH      CASH SURRENDER      DEATH      CASH SURRENDER      DEATH
    YEAR       OUTLAY    INTEREST         VALUE          BENEFIT         VALUE          BENEFIT         VALUE          BENEFIT
   ------      ------   -----------   --------------   -----------   --------------   -----------   --------------   -----------
1              14,040      14,742              0        1,000,000             0        1,000,000             0        1,000,000
2              14,040      30,221              0        1,000,000             0        1,000,000             0        1,000,000
3              14,040      46,474         15,138        1,000,000        10,114        1,000,000         5,471        1,000,000
4              14,040      63,540         33,986        1,000,000        25,241        1,000,000        17,474        1,000,000
5              14,040      81,459         54,526        1,000,000        40,814        1,000,000        29,114        1,000,000
6              14,040     100,274         76,899        1,000,000        56,818        1,000,000        40,364        1,000,000
7              14,040     120,029        101,263        1,000,000        73,240        1,000,000        51,196        1,000,000
8              14,040     140,773        127,754        1,000,000        90,022        1,000,000        61,542        1,000,000
9              14,040     162,554        156,548        1,000,000       107,130        1,000,000        71,353        1,000,000
10             14,040     185,423        187,797        1,000,000       124,471        1,000,000        80,526        1,000,000
15             14,040     318,111        388,955        1,000,000       211,934        1,000,000       113,580        1,000,000
20             14,040     487,458        698,751        1,000,000       287,367        1,000,000       109,373        1,000,000
Age 60         14,040      81,459         54,526        1,000,000        40,814        1,000,000        29,114        1,000,000
Age 65         14,040     185,423        187,797        1,000,000       124,471        1,000,000        80,526        1,000,000
Age 70         14,040     318,111        388,955        1,000,000       211,934        1,000,000       113,580        1,000,000

The hypothetical gross annual investment results shown above are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including allocations made by the owner among the investment options and the actual investment results of those options. The cash surrender value and death benefit for a policy would be different from those shown even if the actual rates of investment averaged 0%, 6% and 12% over a period of years but fluctuated above or below those averages for individual contract years. No representations can be made that these hypothetical investment rates of return can be achieved for any one year or sustained over any period of time. This illustration assumes current cost of insurance and expense charges remain unchanged.

Form 5741

MALE ISSUE AGE 55  NONSMOKER                   INITIAL STATED AMOUNT: $1,000,000
FEMALE ISSUE AGE 55  NONSMOKER          DEATH BENEFIT TYPE: B (MATURITY AGE 100)
INITIAL PREMIUM: $14,040.00                        STATED AMOUNT PLUS CASH VALUE

                         SUMMARY OF VALUES AND BENEFITS

              ASSUMED HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN
       12.00%(10.33% NET)       6.00%(4.33% NET)       0.00%(-1.67% NET)
                 ASSUMED COST OF INSURANCE AND EXPENSE CHARGES

                PLANNED PREMIUMS                CURRENT                        CURRENT                        CURRENT
              ---------------------   ----------------------------   ----------------------------   ----------------------------
              TOTAL     ACCUMULATED    END OF YEAR     END OF YEAR    END OF YEAR     END OF YEAR    END OF YEAR     END OF YEAR
   END OF     ANNUAL       AT 5%      CASH SURRENDER      DEATH      CASH SURRENDER      DEATH      CASH SURRENDER      DEATH
POLICY YEAR   OUTLAY     INTEREST         VALUE          BENEFIT         VALUE          BENEFIT         VALUE          BENEFIT
-----------   ------    -----------   --------------   -----------   --------------   -----------   --------------   -----------
1             14,040       14,742              0        1,013,911             0        1,013,139             0        1,012,367
2             14,040       30,221              0        1,029,126             0        1,026,717             0        1,024,402
3             14,040       46,474         15,118        1,045,748        10,096        1,040,726         5,456        1,036,086
4             14,040       63,540         33,934        1,063,894        25,197        1,055,157        17,437        1,047,397
5             14,040       81,459         54,413        1,083,683        40,721        1,069,991        29,039        1,058,309
6             14,040      100,274         76,679        1,105,239        56,644        1,085,204        40,227        1,068,787
7             14,040      120,029        100,959        1,128,779        73,028        1,100,848        51,054        1,078,874
8             14,040      140,773        127,457        1,154,527        89,890        1,116,960        61,527        1,088,597
9             14,040      162,554        156,379        1,182,669       107,233        1,133,523        71,636        1,097,926
10            14,040      185,423        187,905        1,213,405       125,012        1,150,512        81,324        1,106,824
15            14,040      318,111        393,675        1,414,985       220,026        1,241,336       122,767        1,144,077
20            14,040      487,458        710,779        1,727,709       322,933        1,339,863       149,798        1,166,728
Age 60        14,040       81,459         54,413        1,083,683        40,721        1,069,991        29,039        1,058,309
Age 65        14,040      185,423        187,905        1,213,405       125,012        1,150,512        81,324        1,106,824
Age 70        14,040      318,111        393,675        1,414,985       220,026        1,241,336       122,767        1,144,077

              ASSUMED HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN
       12.00%(10.33% NET)       6.00%(4.33% NET)       0.00%(-1.67% NET)
                 ASSUMED COST OF INSURANCE AND EXPENSE CHARGES

                PLANNED PREMIUMS               GUARANTEED                     GUARANTEED                     GUARANTEED
              ---------------------   ----------------------------   ----------------------------   ----------------------------
              TOTAL     ACCUMULATED    END OF YEAR     END OF YEAR    END OF YEAR     END OF YEAR    END OF YEAR     END OF YEAR
   END OF     ANNUAL       AT 5%      CASH SURRENDER      DEATH      CASH SURRENDER      DEATH      CASH SURRENDER      DEATH
POLICY YEAR   OUTLAY     INTEREST         VALUE          BENEFIT         VALUE          BENEFIT         VALUE          BENEFIT
-----------   ------    -----------   --------------   -----------   --------------   -----------   --------------   -----------
1             14,040       14,742              0        1,013,911             0        1,013,139             0        1,012,367
2             14,040       30,221              0        1,029,126             0        1,026,717             0        1,024,402
3             14,040       46,474         15,118        1,045,748        10,096        1,040,726         5,456        1,036,086
4             14,040       63,540         33,934        1,063,894        25,197        1,055,157        17,437        1,047,397
5             14,040       81,459         54,413        1,083,683        40,721        1,069,991        29,039        1,058,309
6             14,040      100,274         76,679        1,105,239        56,644        1,085,204        40,227        1,068,787
7             14,040      120,029        100,866        1,128,686        72,937        1,100,757        50,966        1,078,786
8             14,040      140,773        127,072        1,154,142        89,522        1,116,592        61,176        1,088,246
9             14,040      162,554        155,426        1,181,716       106,337        1,132,627        70,794        1,097,084
10            14,040      185,423        186,004        1,211,504       123,253        1,148,753        79,699        1,105,199
15            14,040      318,111        375,668        1,396,978       204,604        1,225,914       109,502        1,130,812
20            14,040      487,458        628,500        1,645,430       257,107        1,274,037        96,268        1,113,198
Age 60        14,040       81,459         54,413        1,083,683        40,721        1,069,991        29,039        1,058,309
Age 65        14,040      185,423        186,004        1,211,504       123,253        1,148,753        79,699        1,105,199
Age 70        14,040      318,111        375,668        1,396,978       204,604        1,225,914       109,502        1,130,812

The hypothetical gross annual investment results shown above are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including allocations made by the owner among the investment options and the actual investment results of those options. The cash surrender value and death benefit for a policy would be different from those shown even if the actual rates of investment averaged 0%, 6% and 12% over a period of years but fluctuated above or below those averages for individual contract years. No representations can be made that these hypothetical investment rates of return can be achieved for any one year or sustained over any period of time. This illustration assumes current cost of insurance and expense charges remain unchanged.

Form 5741

MALE ISSUE AGE 65  PREFERRED NONSMOKER         INITIAL STATED AMOUNT: $1,000,000
FEMALE ISSUE AGE 65  PREFERRED NONSMOKER     DEATH BENEFIT TYPE: A (MATURITY AGE
100)
INITIAL PREMIUM: $19,680.00                    STATED AMOUNT INCLUDES CASH VALUE

                         SUMMARY OF VALUES AND BENEFITS

              ASSUMED HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN
         12.00%(10.33% NET)     6.00%(4.33% NET)     0.00%(-1.67% NET)
                 ASSUMED COST OF INSURANCE AND EXPENSE CHARGES

                 PLANNED PREMIUMS               CURRENT                        CURRENT                        CURRENT
               --------------------   ----------------------------   ----------------------------   ----------------------------
   END OF      TOTAL    ACCUMULATED    END OF YEAR     END OF YEAR    END OF YEAR     END OF YEAR    END OF YEAR     END OF YEAR
   POLICY      ANNUAL      AT 5%      CASH SURRENDER      DEATH      CASH SURRENDER      DEATH      CASH SURRENDER      DEATH
    YEAR       OUTLAY    INTEREST         VALUE          BENEFIT         VALUE          BENEFIT         VALUE          BENEFIT
   ------      ------   -----------   --------------   -----------   --------------   -----------   --------------   -----------
1              19,680      20,664               0       1,000,000             0        1,000,000             0        1,000,000
2              19,680      42,361               0       1,000,000             0        1,000,000             0        1,000,000
3              19,680      65,143          19,312       1,000,000        12,296        1,000,000         5,815        1,000,000
4              19,680      89,064          46,234       1,000,000        34,036        1,000,000        23,207        1,000,000
5              19,680     114,182          75,576       1,000,000        56,457        1,000,000        40,151        1,000,000
6              19,680     140,555         107,572       1,000,000        79,571        1,000,000        56,638        1,000,000
7              19,680     168,246         142,475       1,000,000       103,384        1,000,000        72,646        1,000,000
8              19,680     197,323         180,571       1,000,000       127,899        1,000,000        88,151        1,000,000
9              19,680     227,853         222,186       1,000,000       153,132        1,000,000       103,141        1,000,000
10             19,680     259,910         267,667       1,000,000       179,076        1,000,000       117,574        1,000,000
15             19,680     445,899         567,950       1,000,000       318,074        1,000,000       178,423        1,000,000
20             19,680     683,275       1,053,201       1,000,000       467,857        1,000,000       208,704        1,000,000
Age 70         19,680     114,182          75,576       1,000,000        56,457        1,000,000        40,151        1,000,000

              ASSUMED HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN
         12.00%(10.33% NET)     6.00%(4.33% NET)     0.00%(-1.67% NET)
                 ASSUMED COST OF INSURANCE AND EXPENSE CHARGES

                 PLANNED PREMIUMS              GUARANTEED                     GUARANTEED                     GUARANTEED
               --------------------   ----------------------------   ----------------------------   ----------------------------
   END OF      TOTAL    ACCUMULATED    END OF YEAR     END OF YEAR    END OF YEAR     END OF YEAR    END OF YEAR     END OF YEAR
   POLICY      ANNUAL      AT 5%      CASH SURRENDER      DEATH      CASH SURRENDER      DEATH      CASH SURRENDER      DEATH
    YEAR       OUTLAY    INTEREST         VALUE          BENEFIT         VALUE          BENEFIT         VALUE          BENEFIT
   ------      ------   -----------   --------------   -----------   --------------   -----------   --------------   -----------
1              19,680      20,664               0       1,000,000             0        1,000,000             0        1,000,000
2              19,680      42,361               0       1,000,000             0        1,000,000             0        1,000,000
3              19,680      65,143          18,152       1,000,000        11,180        1,000,000         4,744        1,000,000
4              19,680      89,064          43,297       1,000,000        31,248        1,000,000        20,567        1,000,000
5              19,680     114,182          69,792       1,000,000        51,040        1,000,000        35,092        1,000,000
6              19,680     140,555          97,613       1,000,000        70,361        1,000,000        48,144        1,000,000
7              19,680     168,246         126,691       1,000,000        88,948        1,000,000        59,483        1,000,000
8              19,680     197,323         156,894       1,000,000       106,443        1,000,000        68,779        1,000,000
9              19,680     227,853         188,041       1,000,000       122,405        1,000,000        75,616        1,000,000
10             19,680     259,910         219,897       1,000,000       136,283        1,000,000        79,477        1,000,000
15             19,680     445,899         383,707       1,000,000       150,732        1,000,000        31,882        1,000,000
20             19,680     683,275         541,997       1,000,000
Age 70         19,680     114,182          69,792       1,000,000        51,040        1,000,000        35,092        1,000,000

The hypothetical gross annual investment results shown above are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including allocations made by the owner among the investment options and the actual investment results of those options. The cash surrender value and death benefit for a policy would be different from those shown even if the actual rates of investment averaged 0%, 6% and 12% over a period of years but fluctuated above or below those averages for individual contract years. No representations can be made that these hypothetical investment rates of return can be achieved for any one year or sustained over any period of time. This illustration assumes current cost of insurance and expense charges remain unchanged.

Form 5741

MALE ISSUE AGE 65  PREFERRED NONSMOKER         INITIAL STATED AMOUNT: $1,000,000
FEMALE ISSUE AGE 65  PREFERRED NONSMOKER     DEATH BENEFIT TYPE: B (MATURITY AGE
100)
INITIAL PREMIUM: $19,680.00                    STATED AMOUNT INCLUDES CASH VALUE

                         SUMMARY OF VALUES AND BENEFITS

              ASSUMED HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN
       12.00%(10.33% NET)       6.00%(4.33% NET)       0.00%(-1.67% NET)
                 ASSUMED COST OF INSURANCE AND EXPENSE CHARGES

                 PLANNED PREMIUMS               CURRENT                        CURRENT                        CURRENT
               --------------------   ----------------------------   ----------------------------   ----------------------------
   END OF      TOTAL    ACCUMULATED    END OF YEAR     END OF YEAR    END OF YEAR     END OF YEAR    END OF YEAR     END OF YEAR
   POLICY      ANNUAL      AT 5%      CASH SURRENDER      DEATH      CASH SURRENDER      DEATH      CASH SURRENDER      DEATH
    YEAR       OUTLAY    INTEREST         VALUE          BENEFIT         VALUE          BENEFIT         VALUE          BENEFIT
   ------      ------   -----------   --------------   -----------   --------------   -----------   --------------   -----------
1              19,680      20,664              0        1,019,498             0        1,018,415             0        1,017,333
2              19,680      42,361              0        1,040,529             0        1,037,162             0        1,033,927
3              19,680      65,143         19,215        1,063,525        12,211        1,056,521         5,741        1,050,051
4              19,680      89,064         46,029        1,088,659        33,862        1,076,492        23,061        1,065,691
5              19,680     114,182         75,195        1,116,125        56,146        1,097,076        39,900        1,080,830
6              19,680     140,555        106,921        1,146,131        79,060        1,118,270        56,239        1,095,449
7              19,680     168,246        141,424        1,178,904       102,589        1,140,069        72,049        1,109,529
8              19,680     197,323        178,941        1,214,691       126,714        1,162,464        87,295        1,123,045
9              19,680     227,853        219,743        1,253,763       151,423        1,185,443       101,951        1,135,971
10             19,680     259,910        264,098        1,296,408       176,676        1,208,986       115,965        1,148,275
15             19,680     445,899        548,181        1,572,451       307,204        1,331,474       172,389        1,196,659
20             19,680     683,275        960,501        1,978,011       426,541        1,444,051       190,116        1,207,626
Age 70         19,680     114,182         75,195        1,116,125        56,146        1,097,076        39,900        1,080,830

              ASSUMED HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN
       12.00%(10.33% NET)       6.00%(4.33% NET)       0.00%(-1.67% NET)
                 ASSUMED COST OF INSURANCE AND EXPENSE CHARGES

                 PLANNED PREMIUMS              GUARANTEED                     GUARANTEED                     GUARANTEED
               --------------------   ----------------------------   ----------------------------   ----------------------------
   END OF      TOTAL    ACCUMULATED    END OF YEAR     END OF YEAR    END OF YEAR     END OF YEAR    END OF YEAR     END OF YEAR
   POLICY      ANNUAL      AT 5%      CASH SURRENDER      DEATH      CASH SURRENDER      DEATH      CASH SURRENDER      DEATH
    YEAR       OUTLAY    INTEREST         VALUE          BENEFIT         VALUE          BENEFIT         VALUE          BENEFIT
   ------      ------   -----------   --------------   -----------   --------------   -----------   --------------   -----------
1              19,680      20,664              0        1,019,498             0        1,018,415             0        1,017,333
2              19,680      42,361              0        1,040,278             0        1,036,918             0        1,033,690
3              19,680      65,143         17,987        1,062,297        11,035        1,055,345         4,616        1,048,926
4              19,680      89,064         42,870        1,085,500        30,884        1,073,514        20,259        1,062,889
5              19,680     114,182         68,867        1,109,797        50,283        1,091,213        34,476        1,075,406
6              19,680     140,555         95,829        1,135,039        68,956        1,108,166        47,045        1,086,255
7              19,680     168,246        123,508        1,160,988        86,540        1,124,020        57,673        1,095,153
8              19,680     197,323        151,523        1,187,273       102,547        1,138,297        65,969        1,101,719
9              19,680     227,853        179,351        1,213,371       116,369        1,150,389        71,449        1,105,469
10             19,680     259,910        206,300        1,238,610       127,262        1,159,572        73,531        1,105,841
15             19,680     445,899        296,662        1,320,932       107,876        1,132,146        11,803        1,036,073
20             19,680     683,275        176,445        1,193,955
Age 70         19,680     114,182         68,867        1,109,797        50,283        1,091,213        34,476        1,075,406

The hypothetical gross annual investment results shown above are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including allocations made by the owner among the investment options and the actual investment results of those options. The cash surrender value and death benefit for a policy would be different from those shown even if the actual rates of investment averaged 0%, 6% and 12% over a period of years but fluctuated above or below those averages for individual contract years. No representations can be made that these hypothetical investment rates of return can be achieved for any one year or sustained over any period of time. This illustration assumes current cost of insurance and expense charges remain unchanged.

Form 5741

MALE ISSUE AGE 65  NONSMOKER                   INITIAL STATED AMOUNT: $1,000,000
FEMALE ISSUE AGE 65  NONSMOKER          DEATH BENEFIT TYPE: A (MATURITY AGE 100)
INITIAL PREMIUM: $22,440.00                        STATED AMOUNT PLUS CASH VALUE

                         SUMMARY OF VALUES AND BENEFITS

              ASSUMED HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN
       12.00%(10.33% NET)       6.00%(4.33% NET)       0.00%(-1.67% NET)
                 ASSUMED COST OF INSURANCE AND EXPENSE CHARGES

                 PLANNED PREMIUMS               CURRENT                        CURRENT                        CURRENT
               --------------------   ----------------------------   ----------------------------   ----------------------------
   END OF      TOTAL    ACCUMULATED    END OF YEAR     END OF YEAR    END OF YEAR     END OF YEAR    END OF YEAR     END OF YEAR
   POLICY      ANNUAL      AT 5%      CASH SURRENDER      DEATH      CASH SURRENDER      DEATH      CASH SURRENDER      DEATH
    YEAR       OUTLAY    INTEREST         VALUE          BENEFIT         VALUE          BENEFIT         VALUE          BENEFIT
   ------      ------   -----------   --------------   -----------   --------------   -----------   --------------   -----------
1              22,440      23,562               0       1,000,000             0        1,000,000             0        1,000,000
2              22,440      48,302             416       1,000,000             0        1,000,000             0        1,000,000
3              22,440      74,279          28,238       1,000,000        20,221        1,000,000        12,817        1,000,000
4              22,440     101,555          58,450       1,000,000        44,524        1,000,000        32,165        1,000,000
5              22,440     130,195          91,269       1,000,000        69,465        1,000,000        50,879        1,000,000
6              22,440     160,267         126,951       1,000,000        95,050        1,000,000        68,941        1,000,000
7              22,440     191,842         165,775       1,000,000       121,276        1,000,000        86,324        1,000,000
8              22,440     224,996         208,058       1,000,000       148,143        1,000,000       102,999        1,000,000
9              22,440     259,808         254,168       1,000,000       175,660        1,000,000       118,943        1,000,000
10             22,440     296,360         304,503       1,000,000       203,817        1,000,000       134,106        1,000,000
15             22,440     508,434         636,654       1,000,000       351,536        1,000,000       193,425        1,000,000
20             22,440     779,100       1,180,212       1,277,951       503,121        1,000,000       206,551        1,000,000
Age 70         22,440     130,195          91,269       1,000,000        69,465        1,000,000        50,879        1,000,000

              ASSUMED HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN
       12.00%(10.33% NET)       6.00%(4.33% NET)       0.00%(-1.67% NET)
                 ASSUMED COST OF INSURANCE AND EXPENSE CHARGES

                 PLANNED PREMIUMS              GUARANTEED                     GUARANTEED                     GUARANTEED
               --------------------   ----------------------------   ----------------------------   ----------------------------
   END OF      TOTAL    ACCUMULATED    END OF YEAR     END OF YEAR    END OF YEAR     END OF YEAR    END OF YEAR     END OF YEAR
   POLICY      ANNUAL      AT 5%      CASH SURRENDER      DEATH      CASH SURRENDER      DEATH      CASH SURRENDER      DEATH
    YEAR       OUTLAY    INTEREST         VALUE          BENEFIT         VALUE          BENEFIT         VALUE          BENEFIT
   ------      ------   -----------   --------------   -----------   --------------   -----------   --------------   -----------
1              22,440      23,562               0       1,000,000             0        1,000,000             0        1,000,000
2              22,440      48,302             375       1,000,000             0        1,000,000             0        1,000,000
3              22,440      74,279          27,651       1,000,000        19,651        1,000,000        12,264        1,000,000
4              22,440     101,555          56,660       1,000,000        42,809        1,000,000        30,525        1,000,000
5              22,440     130,195          87,447       1,000,000        65,848        1,000,000        47,467        1,000,000
6              22,440     160,267         120,050       1,000,000        88,594        1,000,000        62,925        1,000,000
7              22,440     191,842         154,476       1,000,000       110,807        1,000,000        76,669        1,000,000
8              22,440     224,996         190,691       1,000,000       132,166        1,000,000        88,387        1,000,000
9              22,440     259,808         228,638       1,000,000       152,274        1,000,000        97,687        1,000,000
10             22,440     296,360         268,241       1,000,000       170,640        1,000,000       104,078        1,000,000
15             22,440     508,434         494,707       1,000,000       216,200        1,000,000        71,643        1,000,000
20             22,440     779,100         823,012       1,000,000        79,609        1,000,000
Age 70         22,440     130,195          87,447       1,000,000        65,848        1,000,000        47,467        1,000,000

The hypothetical gross annual investment results shown above are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including allocations made by the owner among the investment options and the actual investment results of those options. The cash surrender value and death benefit for a policy would be different from those shown even if the actual rates of investment averaged 0%, 6% and 12% over a period of years but fluctuated above or below those averages for individual contract years. No representations can be made that these hypothetical investment rates of return can be achieved for any one year or sustained over any period of time. This illustration assumes current cost of insurance and expense charges remain unchanged.

Form 5741

MALE ISSUE AGE 65  NONSMOKER                   INITIAL STATED AMOUNT: $1,000,000
FEMALE ISSUE AGE 65  NONSMOKER          DEATH BENEFIT TYPE: B (MATURITY AGE 100)
INITIAL PREMIUM: $22,440.00                        STATED AMOUNT PLUS CASH VALUE

                         SUMMARY OF VALUES AND BENEFITS

              ASSUMED HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN
       12.00%(10.33% NET)       6.00%(4.33% NET)       0.00%(-1.67% NET)
                 ASSUMED COST OF INSURANCE AND EXPENSE CHARGES

                 PLANNED PREMIUMS               CURRENT                        CURRENT                        CURRENT
               --------------------   ----------------------------   ----------------------------   ----------------------------
   END OF      TOTAL    ACCUMULATED    END OF YEAR     END OF YEAR    END OF YEAR     END OF YEAR    END OF YEAR     END OF YEAR
   POLICY      ANNUAL      AT 5%      CASH SURRENDER      DEATH      CASH SURRENDER      DEATH      CASH SURRENDER      DEATH
    YEAR       OUTLAY    INTEREST         VALUE          BENEFIT         VALUE          BENEFIT         VALUE          BENEFIT
   ------      ------   -----------   --------------   -----------   --------------   -----------   --------------   -----------
1              22,440      23,562               0       1,022,355             0        1,021,117             0        1,019,879
2              22,440      48,302             365       1,046,325             0        1,042,476             0        1,038,776
3              22,440      74,279          28,091       1,072,401        20,092        1,064,402        12,703        1,057,013
4              22,440     101,555          58,123       1,100,753        44,247        1,086,877        31,932        1,074,562
5              22,440     130,195          90,640       1,131,570        68,952        1,109,882        50,462        1,091,392
6              22,440     160,267         125,844       1,165,054        94,179        1,133,389        68,261        1,107,471
7              22,440     191,842         163,945       1,201,425       119,891        1,157,371        85,282        1,122,762
8              22,440     224,996         205,173       1,240,923       146,043        1,181,793       101,479        1,137,229
9              22,440     259,808         249,784       1,283,804       172,593        1,206,613       116,806        1,150,826
10             22,440     296,360         298,032       1,330,342       199,468        1,231,778       131,191        1,163,501
15             22,440     508,434         599,856       1,624,126       331,441        1,355,711       182,369        1,206,639
20             22,440     779,100       1,013,088       2,030,598       428,110        1,445,620       173,964        1,191,474
Age 70         22,440     130,195          90,640       1,131,570        68,952        1,109,882        50,462        1,091,392

              ASSUMED HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN
       12.00%(10.33% NET)       6.00%(4.33% NET)       0.00%(-1.67% NET)
                 ASSUMED COST OF INSURANCE AND EXPENSE CHARGES

                 PLANNED PREMIUMS              GUARANTEED                     GUARANTEED                     GUARANTEED
               --------------------   ----------------------------   ----------------------------   ----------------------------
   END OF      TOTAL    ACCUMULATED    END OF YEAR     END OF YEAR    END OF YEAR     END OF YEAR    END OF YEAR     END OF YEAR
   POLICY      ANNUAL      AT 5%      CASH SURRENDER      DEATH      CASH SURRENDER      DEATH      CASH SURRENDER      DEATH
    YEAR       OUTLAY    INTEREST         VALUE          BENEFIT         VALUE          BENEFIT         VALUE          BENEFIT
   ------      ------   -----------   --------------   -----------   --------------   -----------   --------------   -----------
1              22,440      23,562               0       1,022,355             0        1,021,117             0        1,019,879
2              22,440      48,302             322       1,046,282             0        1,042,434             0        1,038,736
3              22,440      74,279          27,462       1,071,772        19,484        1,063,794        12,117        1,056,427
4              22,440     101,555          56,168       1,098,798        42,390        1,085,020        30,171        1,072,801
5              22,440     130,195          86,380       1,127,310        64,975        1,105,905        46,756        1,087,686
6              22,440     160,267         117,987       1,157,197        86,968        1,126,178        61,651        1,100,861
7              22,440     191,842         150,786       1,188,266       108,011        1,145,491        74,564        1,112,044
8              22,440     224,996         184,444       1,220,194       127,624        1,163,374        85,103        1,120,853
9              22,440     259,808         218,490       1,252,510       145,204        1,179,224        92,787        1,126,807
10             22,440     296,360         252,295       1,284,605       160,014        1,192,324        97,034        1,129,344
15             22,440     508,434         389,003       1,413,273       162,843        1,187,113        45,571        1,069,841
20             22,440     779,100         344,289       1,361,799
Age 70         22,440     130,195          86,380       1,127,310        64,975        1,105,905        46,756        1,087,686

The hypothetical gross annual investment results shown above are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including allocations made by the owner among the investment options and the actual investment results of those options. The cash surrender value and death benefit for a policy would be different from those shown even if the actual rates of investment averaged 0%, 6% and 12% over a period of years but fluctuated above or below those averages for individual contract years. No representations can be made that these hypothetical investment rates of return can be achieved for any one year or sustained over any period of time. This illustration assumes current cost of insurance and expense charges remain unchanged.

Form 5741

                                     PART II

                                OTHER INFORMATION

                       CONTENTS OF REGISTRATION STATEMENT



This registration statement comprises the following papers and documents:

The facing sheet

The prospectus consisting of ___ pages


Representations pursuant to Section 26(e)(2)(A) of the Investment Company Act of 1940, as amended; Ohio National Life Assurance Corporation represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services to be rendered, the expenses expected to be incurred and the risks assumed by Ohio National Life Assurance Corporation.


The signatures

Written consents of the following persons:





         Jones & Blouch L.L.P.

         Ronald L. Benedict, Esq.

         David W. Cook, FSA, MAAA

Exhibits:




All relevant exhibits, which have previously been filed with the Commission and are incorporated herein by reference, are as follows:

         (1) Resolution of the Board of Directors of the Depositor authorizing establishment of Ohio National Variable Account R was filed as Exhibit 1.(1) of the Registrant's registration statement on Form S-6 on June 7, 1985 (File no. 2-98265).


         (3)(a) Principal Underwriting Agreement for Variable Life Insurance, with compensation schedule, between the Depositor and Ohio National Equities, Inc. was filed as Exhibit (3)(a) of the Registrant's registration statement on Form S-6 on April 27, 1998 (File no. 333-16133).

         (3)(b) Registered Representative's Sales Contract with Variable Life Supplement was filed as Exhibit (3)(b) of the Registrant's Form S-6, Post-effective Amendment no. 5, on April 18, 1991 (File no. 2-98265).

         (3)(c) Schedule of Sales Commissions was filed as Exhibit 1.(3)(c) of the Registrant's Form S-6 on October 15, 1986 (File no. 2-98265).

         (3)(d) Variable Contract Distribution Agreements (with compensation schedules) between the Depositor and Ohio National Equities, Inc. were filed as Exhibit (3)(d) of Post-effective Amendment no. 23 of Ohio National Variable Account A registration statement on Form N-4 (File no. 2-91213).
         (5)      Last Survivor Flexible Premium Life Insurance Policy,
                  Form 00-VL-2 was filed as an exhibit to the Registrant's registration statement on Form S-6 on June 30, 2000 (File no. 333-40636).

         (6)(a)   Articles of Incorporation of the Depositor were filed as
                  Exhibit 1.(6)(a) of the Registrant's Form S-6 on June 7, 1985 (File no. 2-98265).


         (6)(b)   Code of Regulations (by-laws) of the Depositor were filed as
                  Exhibit 1.(6)(b) of the Registrant's Form S-6 on June 7, 1985 (File no. 2-98265).

         (8) Service Agreement between the Depositor and The Ohio National Life Insurance Company was filed as Exhibit 1.(8) of the Registrant's Form S-6 on June 7, 1985 (File no. 2-98265).

         (10)     Variable Life Insurance Application Supplement:
                  Suitability Information was filed as an exhibit to the Registrant's registration statement on Form S-6 on June 30, 2000 (File no. 333-40636)


         (11) Memorandum describing the Depositor's purchase, transfer, redemption and conversion procedures for the contracts was filed as Exhibit 1.(11) of the Registrant's Form S-6 on February 21, 2001 (File no. 2-98625).

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the registrant, Ohio National Variable Account R has caused this registration statement to be signed on its behalf in the City of Montgomery and State of Ohio on the 21st day of February, 2001.




                              OHIO NATIONAL VARIABLE ACCOUNT R
                                        (Registrant)

                              By OHIO NATIONAL LIFE ASSURANCE CORPORATION
                                        (Depositor)



                             By  /s/ John J. Palmer
                                 ------------------------------------
                                    John J. Palmer
                                    Executive Vice President, Strategic
                                     Initiatives



Attest:



 /s/ Ronald L. Benedict
 ----------------------
Ronald L. Benedict
Corporate Vice President,
Counsel and Secretary

Pursuant to the requirements of the Securities Act of 1933, the depositor has duly caused this registration statement to be signed on its behalf by the undersigned thereunto duly authorized in the City of Montgomery and the State of Ohio on the 21st day of February, 2001.


                              OHIO NATIONAL LIFE ASSURANCE CORPORATION
                                        (Depositor)



                              By /s/ John J. Palmer
                                 ------------------------------------
                                    John J. Palmer
                                    Executive Vice President, Strategic
                                     Initiatives

Attest:

 /s/ Ronald L. Benedict
 ----------------------
Ronald L. Benedict
Corporate Vice President,
Counsel and Secretary

Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to the registration statement has been signed below by the following persons in the capacities with the depositor and on the dates indicated.


Signature                                         Title                                    Date
---------                                         -----                                    ----
/s/ David B. O'Maley                              Chairman, President
-----------------------------                     and Chief Executive
David B. O'Maley                                  Officer and Director                  February 21, 2001

/s/ Ronald J. Dolan                               Executive Vice President
----------------------------                      and Chief Financial Officer
Ronald J. Dolan                                   and Director                          February 21, 2001

/s/ John J. Palmer                                Executive Vice President,
-----------------------------                     Strategic Initiatives
John J. Palmer                                    and Director                          February 21, 2001

/s/ Stuart G. Summers                             Executive Vice President and
-----------------------------                     General Counsel and
Stuart G. Summers                                 Director                              February 21, 2001

/s/ D. Gates Smith
-----------------------------                     Executive Vice President,
D. Gates Smith                                    Agency and Group Distribution         February 21, 2001
                                                  and Director

/s/ Roylene M. Broadwell                          Vice President & Treasurer            February 21, 2001
-----------------------------
Roylene M. Broadwell

                         INDEX OF CONSENTS AND EXHIBITS

                                                                Page Number
Exhibit                                                         in Sequential
Number           Description                                    Numbering System
-------          -----------                                    ----------------




                 Consent of Jones & Blouch L.L.P.

                 Consent of Ronald L. Benedict, Esq.

                 Consent of David W. Cook, FSA, MAAA

                                    CONSENTS

                 [OHIO NATIONAL FINANCIAL SERVICES LETTERHEAD]



                                                               February 21, 2001


The Board of Directors
Ohio National Life Assurance Corporation
One Financial Way
Cincinnati, Ohio 45242


Re: Ohio National Variable Account R (1940 Act File No. 811-4320) Post-Effective Amendment No. 19 to File No. 2-98265
     Post-Effective Amendment No. 14 to File No. 33-53350
     Post-Effective Amendment No. 7 to File No. 333-16133
     Post-Effective Amendment No. 1 to File No. 333-40724
     Post-Effective Amendment No. 1 to File No. 333-40636

Gentlemen:


The undersigned hereby consents to the use of my name under the caption of "Legal Opinions" in the registration statements on Form S-6 of the above captioned registrant.






                                                Sincerely,

                                                /s/ Ronald L. Benedict
                                                ------------------------------
                                                Ronald L. Benedict
                                                Corporate Vice President,
                                                Counsel and Secretary


RLB/nh

VARS6II

                 [OHIO NATIONAL FINANCIAL SERVICES LETTERHEAD]


                                                               February 21, 2001



Ohio National Life Assurance Corporation
One Financial Way
Cincinnati, Ohio 45242


Re: Ohio National Variable Account R (1940 Act File No. 811-4320) Post-Effective Amendment No. 19 to File No. 2-98265
     Post-Effective Amendment No. 14 to File No. 33-53350
     Post-Effective Amendment No. 1 to File No. 333-40636
     Post-Effective Amendment No. 1 to File No. 333-40724


Gentlemen:


I hereby consent to the use of my name under the heading "Experts" in the prospectuses included in the post-effective amendments to the above-captioned registration statements on Form S-6.

                                                Sincerely,

                                                /s/ David W. Cook
                                                ------------------------------
                                                David W. Cook, FSA, MAAA
                                                Senior Vice President and
                                                Actuary

DWC/nh

VARS6II

                             Jones & Blouch L.L.P.
                                 Suite 405-West
                         1025 Thomas Jefferson St., N.W.
                              Washington, DC 20007
                                 (202) 223-3500

                              February 21, 2001



VIA EDGAR TRANSMISSION

Board of Directors
Ohio National Life Assurance Corporation
One Financial Way
Cincinnati, OH 45201


        Re:   Ohio National Variable Account R
              Post-Effective Amendment No. 1 to
              Registration Statement on Form S-6
              File No. 333-40636
              ----------------------------------


Dear Sirs:


        We hereby consent to the reference to this firm under the caption "Legal Matters" in the prospectus contained in the above-referenced Post-Effective Amendment No. 1 to the registration statement to be filed with the Securities and Exchange Commission pursuant to the Securities Act of 1933.


                                                 Very truly yours,

                                                 /s/ JONES & BLOUCH L.L.P.
                                                 -------------------------
                                                     Jones & Blouch L.L.P.